                                               As filed pursuant to Rule 497
                                               under the Securities Act of 1933
                                               Registration No. 333-67685




                             [SEASONS SELECT LOGO]
                                   PROSPECTUS
                                October 24, 2005

                      ALLOCATED FIXED AND VARIABLE ANNUITY
                                   issued by
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               in connection with
                         VARIABLE ANNUITY ACCOUNT FIVE

The annuity contract has several investment choices -- Variable Portfolios listed below and, if available, Fixed Accounts.

           SELECT PORTFOLIOS                        FOCUSED PORTFOLIO                        SEASONS STRATEGIES
            LARGE CAP GROWTH                           FOCUS GROWTH                           GROWTH STRATEGY
          LARGE CAP COMPOSITE                                                             MODERATE GROWTH STRATEGY
            LARGE CAP VALUE                                                               BALANCED GROWTH STRATEGY
             MID CAP GROWTH                                                             CONSERVATIVE GROWTH STRATEGY
             MID CAP VALUE
               SMALL CAP
          INTERNATIONAL EQUITY
        DIVERSIFIED FIXED INCOME
            CASH MANAGEMENT

              all of which invest in the underlying portfolios of
                              SEASONS SERIES TRUST
                              which is managed by:

           SELECT PORTFOLIOS                        FOCUSED PORTFOLIOS                       SEASONS STRATEGIES
      AIG GLOBAL INVESTMENT CORP.          CREDIT SUISSE ASSET MANAGEMENT, INC.        JANUS CAPITAL MANAGEMENT LLC.
 AIG SUNAMERICA ASSET MANAGEMENT CORP.        JANUS CAPITAL MANAGEMENT, LLC.       AIG SUNAMERICA ASSET MANAGEMENT CORP.
BANC OF AMERICA CAPITAL MANAGEMENT, LLC.     MARSICO CAPITAL MANAGEMENT, LLC.       PUTNAM INVESTMENT MANAGEMENT, L.L.C.
  GOLDMAN SACHS ASSET MANAGEMENT, L.P.                                                 T. ROWE PRICE ASSOCIATES, INC.
 GOLDMAN SACHS MANAGEMENT INTERNATIONAL                                              WELLINGTON MANAGEMENT COMPANY, LLP
      JANUS CAPITAL MANAGEMENT LLC
        LORD, ABBETT & CO. LLC.
 SALOMON BROTHERS ASSET MANAGEMENT INC.
     T. ROWE PRICE ASSOCIATES, INC.
   WELLINGTON MANAGEMENT COMPANY, LLP

You can put your money into any one or all of the Variable Portfolios and/or fixed investment options.

This contract is no longer available for purchase by new policy owners.

Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the Seasons Select Variable Annuity.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated October 24, 2005. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The table of contents of the SAI appears below in this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write Our Annuity Service Center at, P.O. Box 54299, Los Angeles, California 90054-0299.

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.

ANNUITIES INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

GLOSSARY....................................................    3
HIGHLIGHTS..................................................    4
FEE TABLES..................................................    5
    Maximum Owner Transaction Expenses......................    5
    Transfer Fee............................................    5
    Contract Maintenance Fee................................    5
    Separate Account Annual Expenses........................    5
    Optional Income Protector Fee...........................    5
    Underlying Fund Expenses................................    5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................    6
THE SEASONS SELECT VARIABLE ANNUITY.........................    7
PURCHASING A SEASONS SELECT VARIABLE ANNUITY................    8
    Allocation of Purchase Payments.........................    8
    Accumulation Units......................................    9
    Free Look...............................................    9
    Exchange Offers.........................................    9
INVESTMENT OPTIONS..........................................   10
    Variable Portfolios.....................................   10
      Select and Focused Portfolios.........................   10
      Portfolio Operation...................................   11
      Seasons Strategies....................................   11
      Seasons Strategy Rebalancing..........................   12
    Fixed Investment Options................................   14
    Dollar Cost Averaging Fixed Accounts....................   14
    Dollar Cost Averaging Program...........................   15
    Transfers During the Accumulation Phase.................   15
    Transfer Policies.......................................   16
    Return Plus Program.....................................   17
    Voting Rights...........................................   18
    Substitution, Addition or Deletion of Variable
     Portfolios.............................................   18
ACCESS TO YOUR MONEY........................................   18
    Free Withdrawal Provision...............................   19
    Systematic Withdrawal Program...........................   20
    Minimum Contract Value..................................   20
    Qualified Contract Owners...............................   20
DEATH BENEFIT...............................................   20
    Death of the Annuitant..................................   21
    Extended Legacy Program.................................   22
    Other Beneficiary Continuation Options..................   22
EXPENSES....................................................   22
    Separate Account Expenses...............................   22
    Withdrawal Charges......................................   23
    Underlying Fund Expenses................................   23
    Contract Maintenance Fee................................   23
    Transfer Fee............................................   23
    Optional Income Protector Fee...........................   23
    Premium Tax.............................................   24
    Income Taxes............................................   24
    Reduction or Elimination of Fees, Expenses and
     Additional Amounts Credited............................   24
INCOME OPTIONS..............................................   24
    Annuity Date............................................   24
    Income Options..........................................   24
    Transfers During the Income Phase.......................   26
    Deferment of Payments...................................   26
    The Optional Income Protector Program...................   26
TAXES.......................................................   28
    Annuity Contracts in General............................   29
    Tax Treatment of Distributions--Non-Qualified
     Contracts..............................................   29
    Tax Treatment of Distributions--Qualified Contracts.....   29
    Minimum Distributions...................................   30
    Tax Treatment of Death Benefits.........................   30
    Contracts Owned by a Trust or Corporation...............   31
    Gifts, Pledges and/or Assignments of a Contract.........   31
    Diversification and Investor Control....................   31
OTHER INFORMATION...........................................   32
    AIG SunAmerica Life.....................................   32
    The Separate Account....................................   32
    The General Account.....................................   32
    Guarantee of Insurance Obligations......................   32
    Registration Statements.................................   33
    Payments in Connection with Distribution of the
     Contract...............................................   33
    Administration..........................................   34
    Legal Proceedings.......................................   34
    Financial Statements....................................   35
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   36
APPENDIX A--CONDENSED FINANCIAL INFORMATION.................  A-1
APPENDIX B--MARKET VALUE ADJUSTMENT ("MVA").................  B-1
APPENDIX C--STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
  CERTAIN FEATURES AND BENEFITS.............................  C-1

GLOSSARY

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we define them in this glossary.

ACCUMULATION PHASE--The period during which you invest money in your contract.

ACCUMULATION UNITS--A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S)--The person on whose life we base annuity payments.

ANNUITY DATE--The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS--A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY(IES)--The person designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY--Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica" are also used to identify the Company.

FIXED ACCOUNT--An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.

INCOME PHASE--The period during which we make annuity payments to you.

IRS--Internal Revenue Service

LATEST ANNUITY DATE--Your 90(th) birthday or 10(th) anniversary, whichever is later.

MARKET CLOSE--The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE--New York Stock Exchange

OWNER--The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS--The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement account ("IRA").

SEPARATE ACCOUNT--A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.

TRUST--Refers to the Seasons Series Trust.

UNDERLYING FUNDS--The underlying investment portfolios of the Trust in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S)--Refers collectively to the Select Portfolios, Focused Portfolio, and/or Seasons Strategies. The Variable Portfolios invest in the Underlying Funds of the Seasons Series Trust.

HIGHLIGHTS
--------------------------------------------------------------------------------

The Seasons Select Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in the Select Portfolios, Focused Portfolios and/or pre-allocated Seasons Strategies ("Variable Portfolios") and available Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A SEASONS SELECT VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.40% (1.52% if you are age 81 or older at the time of contract issue) annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for nine complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A SEASONS SELECT VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

Maximum Withdrawal Charges
(as a percentage of each Purchase Payment)(1)...   9%

TRANSFER FEE
$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND FEES AND EXPENSES, WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(2)....................  $35

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolio)

If age 81 or older at contract issue:
Mortality and Expense Risk Fees..............  1.37%
Distribution Expense Charge..................  0.15%
                                               -----
Total Separate Account Annual Expenses.......  1.52%

If age 80 or younger at contract issue:
Mortality and Expense Risk Fees..............  1.25%
Distribution Expense Charge..................  0.15%
                                               -----
Total Separate Account Annual Expenses.......  1.40%

---------------

FOOTNOTES TO THE FEE TABLES:

(1) Withdrawal Charge Schedule
 (as a percentage of each Purchase Payment) declines over 9 years as follows:
  Years:..............    1    2    3    4    5    6    7    8    9  10+
                         9%   8%   7%   6%   6%   5%   4%   3%   2%   0%
(2) The contract maintenance fee may be waived if contract value is
    $50,000 or more.

OPTIONAL INCOME PROTECTOR FEE

Annual Fee as a % of your Income Benefit
Base.........................................  0.10%

The Income Protector is optional and if elected, the fee is deducted annually from your contract value. The Income Benefit Base which is described more fully in the prospectus is generally calculated by using your contract value on the date of your effective enrollment in the program and then each subsequent contract anniversary, adding Purchase Payments made since the prior contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals.

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUST BEFORE ANY WAIVER OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE TRUST. PLEASE READ IT CAREFULLY BEFORE INVESTING.

UNDERLYING FUND EXPENSES

TOTAL ANNUAL UNDERLYING FUND EXPENSES  MINIMUM   MAXIMUM
-------------------------------------  -------   -------
(expenses that are deducted from
Underlying Funds, including
management fees, other expenses and
12b-1 fees, if applicable)........      0.71%     1.30%

MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fees, separate account annual expense, fees for optional features and expenses for the underlying portfolios of the Trust.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trust are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.52%, and investment in an Underlying Fund with total expenses of 1.30%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional Income Protector feature with the following charge (0.10%):

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,200   $1,620    $2,164     $3,293

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $285     $874     $1,489     $3,147

(3) If you do not surrender your contract and you elect the optional Income Protector feature with the following charge (0.10%):

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $300    $  920    $1,564     $3,293

MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.40% and investment in an Underlying Fund with total expenses of 0.71%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect the optional Income Protector feature:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,119   $1,377    $1,761     $2,497

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $214     $661     $1,134     $2,441

(3) If you do not surrender your contract and you do not elect the optional Income Protector feature:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $219     $677     $1,161     $2,497

                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.
2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.
3. Examples reflecting application of the optional feature use the highest fees and charges being offered for this feature.
4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Condensed financial information appears in the Condensed Financial Information Appendix of this prospectus.

THE SEASONS SELECT VARIABLE ANNUITY
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins after the specified waiting period when you start taking income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

AIG SunAmerica Life issues the Seasons Select Variable Annuity. When you purchase a Seasons Select Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation. Seasons Select may not currently be available in all states. Please check with your financial representative regarding availability in your state.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, SEE FEE TABLES ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

PURCHASING A SEASONS SELECT VARIABLE ANNUITY
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes.

                                        MINIMUM          MINIMUM SUBSEQUENT
                 MINIMUM INITIAL       SUBSEQUENT        PURCHASE PAYMENT--
                 PURCHASE PAYMENT   PURCHASE PAYMENT   AUTOMATIC PAYMENT PLAN
                 ----------------   ----------------   ----------------------
  Qualified           $2,000              $500                  $50
  Non-Qualified       $5,000              $500                  $50

Once you have contributed at least the minimum initial Purchase Payment, you can establish an optional automatic payment plan that allows you to make subsequent Purchase Payments of as little as $50.

We reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

We may not issue a contract to anyone age 91 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

This contract is no longer available for purchase by new policyowners.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments.

Provided we have received your Purchase Payment and all required paperwork by Market Close, we allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within

5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before Market Close, or on the next business day's unit value if we receive your money after Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

EXAMPLE:

We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to put your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more current features and benefits also issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers Variable Portfolios and, if available, Fixed Accounts. We designed the contract to meet your varying investment needs over time. You can achieve this by using the Variable Portfolios alone or in concert with the Fixed Accounts. The Variable Portfolios are only available through the purchase of certain variable annuities. A mixture of your investment in the Variable Portfolios and Fixed Accounts may lower the risk associated with investing only in a Variable Portfolio.

VARIABLE PORTFOLIOS

Each of the Variable Portfolios invests in Underlying Funds of Seasons Series Trust. AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an affiliate of AIG SunAmerica Life, manages Seasons Series Trust. AIG SAAMCo has engaged sub-advisers to provide investment advice for certain of the Underlying Funds.

YOU SHOULD READ THE PROSPECTUS FOR THE SEASONS SERIES TRUST CAREFULLY BEFORE INVESTING. THE TRUST PROSPECTUS WHICH IS ATTACHED HERETO CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING INVESTMENT PORTFOLIOS INCLUDING INVESTMENT OBJECTIVE AND RISK FACTORS.

SELECT AND FOCUSED PORTFOLIOS

The contract offers Select Portfolios, each with a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each Select Portfolio invests in an Underlying Fund of the Seasons Series Trust. Except for the Cash Management Variable Portfolio, each Underlying Fund is multi-managed by a team of three subadvisers. One component of the Underlying Funds is an unmanaged component that tracks a particular target index or subset of an index. The other two components are actively managed. However, the Diversified Fixed Income and Strategic Fixed Income Variable Portfolios do not have an unmanaged component but three components which are all actively managed. The unmanaged component of each Underlying Fund is intended to balance some of the risks associated with an actively traded portfolio.

The contract also currently offers one Focused Portfolio. Each multi-managed Focused Portfolio offers you at least three different professional managers, and each of which advises a separate portion of the Focused Portfolio. Each manager actively selects a limited number of stocks that represent their best ideas. This approach to investing results in a more concentrated portfolio, which will be less diversified than the Select Portfolios, and may be subject to greater market risks.

Each Select and Focused Portfolio is designed to meet a distinct investment objective facilitated by the management philosophy of three different subadvisers (except for the Cash Management Variable Portfolio). Generally, the Purchase Payments received for allocation to each Select or Focused Portfolio will be allocated equally among the three subadvisers for that Select and Focused Portfolio. Each quarter AIG SAAMCo will evaluate the asset allocation between the three subadvisers of each Select or Focused Portfolio. If AIG SAAMCo determines that the assets have become significantly unequal in allocation among the subadvisers, then the incoming cash flows may be redirected in an attempt to stabilize the allocations. Generally, existing Select and Focused Portfolio assets will not be rebalanced. However, we reserve the right to do so in the event that it is deemed necessary and not adverse to the interests of contract owners invested in the Select and Focused Portfolios.

Each Variable Portfolio and its respective subadvisers are:

                                      SELECT PORTFOLIOS                                         FOCUSED PORTFOLIO
LARGE CAP GROWTH                MID CAP GROWTH                  INTERNATIONAL EQUITY            FOCUS GROWTH
AIG Global Investment Corp.     AIG Global Investment Corp.     AIG Global Investment Corp.     Credit Suisse
Goldman Sachs Asset Management  T. Rowe Price Associates, Inc.  Goldman Sachs Asset Management  Asset Management,
L.P.                            Wellington Management Company,  International                   Inc.
Janus Capital Management LLC    LLP                             Lord, Abbett & Co.              Marsico Capital
                                                                                                Management, LLC.
LARGE CAP COMPOSITE             MID CAP VALUE                   DIVERSIFIED FIXED INCOME        Janus Capital
AIG Global Investment Corp.     AIG Global Investment Corp.     AIG Global Investment Corp.     Management, LLC.
AIG SAAMCo                      Goldman Sachs Asset Management  AIG SAAMCo
T. Rowe Price Associates, Inc.  L.P.                            Wellington Management Company,
                                Lord, Abbett & Co. LLC.         LLP
LARGE CAP VALUE
AIG Global Investment Corp.     SMALL CAP                       CASH MANAGEMENT
T. Rowe Price Associates, Inc.  AIG Global Investment Corp.     Banc of America Capital
Wellington Management Company,  AIG SAAMCo                      Management, LLC.
LLP                             Salomon Brothers Asset
                                Management Inc.

PORTFOLIO OPERATION

Each Select and Focused Portfolio is designed to meet a distinct investment objective facilitated by the management philosophy of three different subadvisers (except for the Cash Management portfolio). Generally, an equal portion of the Purchase Payments received for allocation to each Select or Focused Portfolio will be allocated among the three subadvisers for that Select or Focused Portfolio. Each quarter AIG SAAMCo will evaluate the asset allocation between the three subadvisers of each Select or Focused Portfolio. If AIG SAAMCo determines that the assets have become significantly unequal in allocation among the subadvisers, then the in-coming cash flows may be redirected in an attempt to stabilize the allocations. Generally, existing Select or Focused Portfolio assets will not be rebalanced. However, we reserve the right to do so in the event that it is deemed necessary and not adverse to the interests of contract owners invested in the Select or Focused Portfolio. Transfers made as a result of rebalancing a Select or Focused Portfolio are not considered a transfer under your contract.

SEASONS STRATEGIES

The contract offers Seasons Strategies, each with a different investment objective. Each Seasons Strategy is a Variable Portfolio of the Separate Account and invests in three Underlying Funds of Seasons Series Trust. We designed the Seasons Strategies utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each Seasons Strategy is designed to achieve different levels of growth over time.

The Seasons Strategies differ from the other Variable Portfolios because they each invest in more than one Underlying Fund of Seasons Series Trust. The allocation of money among these Underlying Funds varies depending on the objective of the Seasons Strategy.

The Underlying Funds of Seasons Series Trust in which only the Seasons Strategies can invest are detailed on the pie chart below. The percentage that any one of these components represents in each Multi-Managed Portfolio varies in accordance with the investment objective.

Each Seasons Strategy uses an investment approach based on asset allocation. This approach is achieved by each Seasons Strategy investing in distinct percentages in three specific Underlying Funds of the Seasons Series Trust. In turn, the Underlying Funds invest in a combination of domestic and international stocks, bonds and cash. The goal for each Seasons Strategy is to have a specified asset mix of stocks, bonds and cash in accordance with the specified objective of the Seasons Strategy and relative to the Underlying Funds in which the Seasons Strategy invests. The stated target asset allocation percentages and the mix of Underlying Funds comprising each Seasons Strategy does not change for the life of the contract.

SEASONS STRATEGY REBALANCING

Each Seasons Strategy is designed to meet its investment objective by allocating a portion of your money to three different Underlying Funds. At the beginning of each quarter a rebalancing occurs among the Underlying Funds to realign each Seasons Strategy with its distinct percentage investment detailed below in the three Underlying Funds. This rebalancing is designed to help maintain the asset allocation mix for each Seasons Strategy. The pie charts on the following page demonstrate:

     - the asset allocation mix for each Seasons Strategy; and

     - the percentage allocation of each Underlying Fund in which the Seasons Strategy invests.

On the first business day of each quarter (or as close to such date as is administratively practicable) your money will be allocated among the various Underlying Funds according to the percentages set forth on the prior pages. Additionally, within each Multi-Managed Portfolio, your money will be rebalanced among the various components. Rebalancing a Seasons Strategy may involve shifting a portion of assets out of Underlying Funds with higher returns into Underlying Funds with relatively lower returns.


GROWTH STRATEGY                                                    MODERATE GROWTH STRATEGY
      GOAL: Long-term growth of capital, allocating its                GOAL: Growth of capital through investments in equities,
  assets primarily to stocks. This Seasons Strategy may be         with a secondary objective of conservation of principal by
  best suited for those with longer periods to invest.             allocating more of its assets to bonds than the Growth
                                                                   Strategy. This Seasons Strategy may be best suited for those
  Target Asset Allocation:                                         nearing retirement years but still earning income.
      Stocks 80%             Bonds 15%             Cash 5%         Target Asset Allocation:
  [GROWTH CHART]                                                       Stocks 70%              Bonds 25%              Cash 5%
                                                                   [MODERATE GROWTH CHART]


BALANCED GROWTH STRATEGY                                           CONSERVATIVE GROWTH STRATEGY
      GOAL: Focuses on conservation of principal by                    GOAL: Capital preservation while maintaining some
  investing in a more balanced weighting of stocks and             potential for growth over the long term. This Seasons
  bonds, with a secondary objective of seeking a high total        Strategy may be best suited for those with lower investment
  return. This Seasons Strategy may be best suited for those       risk tolerance.
  approaching retirement and with less tolerance for
  investment risk.                                                 Target Asset Allocation:
  Target Asset Allocation:                                             Stocks 42%              Bonds 53%              Cash 5%
      Stocks 55%             Bonds 40%             Cash 5%         [CONSERVATIVE GROWTH CHART]
                                                                   Bonds 53% Cash 5% Stocks 42%
  [BALANCED GROWTH CHART]
  Bonds 25% Cash 5% Stocks 70%

FIXED INVESTMENT OPTIONS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

All Fixed Accounts may not be available in your state. At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on certain periodic schedules such as monthly or weekly. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. You may change or terminate these systematic transfers by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE:

    Assume that you want to move $750 each quarter from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

MONTH    ACCUMULATION UNIT    UNITS PURCHASED
-----    -----------------    ---------------
  1           $ 7.50                100
  2           $ 5.00                150
  3           $10.00                 75
  4           $ 7.50                100
  5           $ 5.00                150
  6           $ 7.50                100

    You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U.S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a third party acting for you and not to accept preauthorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time except for purposes of calculating the number of transfers for the Standard U.S. Mail Policy. A calendar year will be used (instead of a contract year) for these contracts. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without putting your Purchase Payment at direct risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 7 years. If the 7-year Fixed Account is offering a 5% interest rate, Return Plus will allocate $71,069 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trust's shares. However, when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may, in our sole discretion, offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations as we determine appropriate.

In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund for another and/or merge Underlying Funds. This would occur for various reasons, such as a determination that a Underlying Fund is no longer an appropriate investment for the contract due to continuing substandard performance; changes to the portfolio manager, investment objectives, risks and strategies; or changes in federal or state laws. To the extent required by the Investment Company Act of 1940, we may be required to obtain your approval through a proxy vote or SEC approval, prior to a substitution of shares of an Underlying Fund. We will notify you in writing of any proxies or substitutions that affect the Variable Portfolios offered in your contract.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can access money in your contract by making a partial or total withdrawal and/or by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes if applicable and a contract maintenance fee. SEE EXPENSES BELOW.

We calculate withdrawal charges due on a total withdrawal on the day after we receive your request and your contract. We return your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $500, after the withdrawal and your total contract value must be at least $1,000. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the Fixed Account in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $500, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. HOWEVER, UPON A FUTURE TOTAL WITHDRAWAL OF YOUR CONTRACT, IF WITHDRAWAL CHARGES ARE STILL APPLICABLE, ANY PREVIOUS FREE WITHDRAWALS WOULD BE SUBJECT TO A WITHDRAWAL CHARGE.

Purchase Payments in excess of your free withdrawal amount, that are withdrawn prior to the end of the withdrawal schedule, will result in payment of a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in EXPENSES below. You should consider, before purchasing this contract, the effect this withdrawal charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty free earnings" and the "total invested amount."

The penalty-free earnings amount is your contract value less your total invested amount. The total invested amount is the total of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

During the first year after we issue your contract, your free withdrawal amount is the greater of:

     1. your penalty-free earnings; or

     2. if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, you can take out the greater of the following amounts each year:

     1. your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     2. 10% of the portion of your total invested amount that has been in your contract for at least one year.

Purchase payments withdrawn, above and beyond the amount of your free withdrawal amount, that are invested for less than 9 years will result in your paying a penalty in the form of a withdrawal charge. The amount of the charge and how it applies are discussed more fully below. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

The withdrawal charge percentage applicable is determined by the age of the Purchase Payment being withdrawn. For purposes of calculating the surrender charge in the event of a full surrender, the charge is calculated based on the remaining Total Invested Amount still subject to surrender charge.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract no election of any optional features and no subsequent Purchase Payments. In contract year 2 and year 3, you take out your maximum free withdrawal of $10,000 for each year. After that free withdrawal your contract value is $80,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation,
A - (B X C) = D, where:

A = Your contract value at the time of your request for surrender ($80,000) B = The amount of your Purchase Payments still subject to withdrawal charge ($100,000)
C = The withdrawal charge percentage applicable to the age of each Purchase Payment (6%)
[B X C = $6,000]
D = Your full surrender value ($74,000)

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2. A withdrawal charge may apply.

The Systematic Withdrawal program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES, BELOW for a more detailed explanation.

DEATH BENEFIT
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

If at the time we issued your contract, you were 80 years old or younger, the death benefit is the greatest of:

     1. the value of your contract on the date we receive all required paperwork and satisfactory proof of death; or

     2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, compounded at a 4% annual growth rate until the date of death (3% annual growth rate if 70 or older at the time of contract issue); or

     3. the value of your contract on the seventh contract anniversary, plus any Purchase Payments and less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if age 70 or older at the time of contract issue); or

     4. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, since that contract anniversary.

If at the time we issue your contract, you were 81 years old or older, the death benefit is the greater of:

     1. the value of your contract on the date we receive all required paperwork and satisfactory proof of death; or

     2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, compounded at a 3% annual growth rate until the date of death.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are as of the date we receive paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

DEATH OF THE ANNUITANT

If the Annuitant dies before annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.

The death benefit may be paid immediately in the form of a lump sum payment or paid under one of the available Income Options. Please see INCOME OPTIONS below.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM

The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. A Beneficiary may elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments under the selected income option must begin or under the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another payout option. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

OTHER BENEFICIARY CONTINUATION OPTIONS

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the 5-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

Please consult your tax advisor regarding tax implications and your particular circumstances.

EXPENSES
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT EXPENSES

If you are age 80 or younger when your contract is issued, the Company deducts a mortality and expense risk charge in the amount of 1.40% annually of the average daily ending net asset value allocated to the Variable Portfolios. If you are age 81 or older when your contract is issued, the Company deducts a mortality and expense risk charge in the amount of 1.52% annually of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Separate Account Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

During the Accumulation Phase you may make withdrawals from your contract. However, a withdrawal charge may apply. We apply a withdrawal charge upon an early withdrawal against each Purchase Payment you put into the contract. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:

      YEAR          1    2    3    4    5    6    7    8    9   10+
-----------------  ---  ---  ---  ---  ---  ---  ---  ---  ---  ---
Withdrawal Charge  9%   8%   7%   6%   6%   5%   4%   3%   2%   0%

After a Purchase Payment has been in the contract for nine complete years, the withdrawal charge no longer applies to that payment.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. We will deduct the contract maintenance fee on a pro-rata basis from your contract value on your contract anniversary. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we are currently waiving this fee. This waiver is subject to change without notice.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL INCOME PROTECTOR FEE

Please SEE THE OPTIONAL INCOME PROTECTOR PROGRAM BELOW for additional information regarding the Income Protector Fee.

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

INCOME OPTIONS
--------------------------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want income payments to begin. Your annuity date is the second day of the month you select income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

You must contact us to select an income option. Once you begin receiving income payments, you cannot change your income option. If you elect to receive income payments but do not select an option, your income payments shall be in accordance with Option 4 for a period of 10 years; for income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in Fixed Accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, the Company guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

THE OPTIONAL INCOME PROTECTOR PROGRAM

If you purchase your contract after July 5, 2000, you may elect to enroll in the Income Protector Program. The Income Protector Program provides a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you choose to begin receiving income payments. With the Income Protector you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. In order to utilize the program, you must follow the provisions discussed below.

You are not required to use the Income Protector to receive income payments. The general provisions of your contract provide other income options. However, We will not refund fees paid for the Income Protector if you begin taking income payments under the general provisions of your contract. YOU MAY NEVER NEED TO RELY UPON INCOME PROTECTOR IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Certain federal tax code restrictions on the income options available to qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

HOW DO WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME?

If you elect the Income Protector Program, we base the amount of minimum retirement income available to you upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Initial Income Benefit Base is equal to your contract value. If elected, your participation becomes effective on either the date of issue of the contract (if the feature is elected at the time of application) or on the contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your contract value on the date your participation became effective, and for each subsequent year of calculation, the Income Benefit Base of your prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the prior contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees, charges and any negative MVA (but excluding administration fees, mortality and expense charges and fee for enrollment into the program) since the prior contract anniversary, including premium taxes in an amount proportionate to the amount by which such withdrawals decreased your contract value. Your Income Benefit Base may accumulate at the elected growth rate, if available, from the date your election becomes effective through your Income Benefit Date.

ENROLLING IN THE PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form. You can not terminate your enrollment once elected.

ELECTING TO RECEIVE INCOME

In order to exercise the Income Protector feature, you may not begin the income phase for at least nine years following the date your enrollment in the program became effective. Further, you may begin taking income payments using the Income Protector feature only within 30 days after the ninth or later contract anniversary following the effective date of your enrollment in the Income Protector program.

The contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. We calculate your Income Benefit Base as of that date to use in determining your guaranteed minimum fixed retirement income. To determine the minimum guaranteed retirement income available to you, we apply your final Income Benefit Base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive the income annually, semi-annually, quarterly or monthly for the time guaranteed under your selected income option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals (including any negative MVA) and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector feature to receive your retirement income are:

     - Life Annuity with 10 years guaranteed, or

     - Joint and 100% Survivor Life Annuity with 20 years guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your income benefit base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

You may wish to consult your tax advisor for information concerning your particular circumstances.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

If you elect to participate in the Income Protector program we deduct a fee equal to 0.10% of your Income Benefit Base from your contract value on each contract anniversary beginning with the contract anniversary following the anniversary on which your enrollment in the program becomes effective. We will deduct this charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Additionally, if you fully surrender your contract prior to your contract anniversary, we will deduct the fee at the time of surrender based on your Income Benefit Base as of the surrender date. Once elected, the Income Protector Program and its corresponding charges may not be terminated until full surrender or annuitization of the contract occurs.

HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM:

This table assumes a $100,000 initial investment in a Non-qualified contract and the election of the optional Income Protector program at contract issue with no further premiums, no withdrawals or premium taxes.

----------------------------------------------------------------------------------------------------------------------------
                                        ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
IF AT ISSUE YOU ARE . . .         1-8                  9                  10                  15                  20
----------------------------------------------------------------------------------------------------------------------------
  Male (M), Age 60*               N/A                6,480               6,672               7,716              8,832
----------------------------------------------------------------------------------------------------------------------------
  Female (F), Age 60*             N/A                5,700               5,880               6,900              8,112
----------------------------------------------------------------------------------------------------------------------------
  M and F, Age 60**               N/A                4,920               5,028               5,544              5,928
----------------------------------------------------------------------------------------------------------------------------

*  Life Annuity with 10 Year Period Certain

** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector program may not be available in all states. Check with your financial adviser for availability in your state.

We reserve the right to modify, suspend or terminate the program at any time.

Please read the Statement of Additional Information, available upon request, for a more detailed discussion of the income options.

TAXES
--------------------------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is longer; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan and continued for a period of 5 years until you attain age 59 1/2, whichever is longer; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order (does not apply to IRAs). This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

OTHER INFORMATION
--------------------------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Annuity Account Five, under Arizona law on July 8, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the Company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, American International Group, Inc. ("AIG"), and the Company's insurance policy obligations are guaranteed by American Home Assurance Company, a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

GUARANTEE OF INSURANCE OBLIGATIONS

Insurance obligations under contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.

The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of American International Group, Inc.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

     PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 1.50% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 8% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

     PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation from the Trust's investment advisor related to the availability of the Underlying Funds in the contract. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, AIG SAAMCo and/or certain subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in issuing or distributing AIG SunAmerica variable annuities. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the ultimate parent company and an affiliated person of the AIG SunAmerica Life Assurance Company (the "Depositor") and an indirect parent of AIG SunAmerica Capital Services, Inc. (the "Distributor"). Neither the Depositor nor the Distributor or their respective officers and directors have been named in the complaint, nor does the complaint seek any penalties against them.

In the Depositor's view, the matters alleged in the lawsuit are not material in relation to the financial position of the Depositor or the Distributor or to their ability to provide their respective services in connection with the variable annuities. However, due to a provision in the law governing the operation of these types of investment companies, if the lawsuit results in an injunction being entered against AIG, then the Depositor and the Distributor will need to obtain permission from the Securities and Exchange Commission to continue to service the variable annuities. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus, and later information that AIG files with the SEC will automatically update and supersede information that is incorporated earlier, as well as the information included directly in this prospectus.

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2004, File No. 001-08787, in reliance on the report (which contains an explanatory paragraph relating to AIG's restatement of its 2003 and 2002 consolidated financial statements and an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management's assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under
Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this prospectus are also incorporated by reference.

On May 31, 2005, AIG filed its Form 10-K for the year ended December 31, 2004, which included a restatement of its previously reported financial information for the years 2000-2003 and the adjustment of its previously announced results for 2004. On November 9, 2005, AIG announced that it will restate its financial statements for the years ended December 31, 2004, 2003 and 2002, along with 2001 and 2000 for purposes of preparation of the Selected Consolidated Financial Data for 2001 and 2000. No part of this financial information should be relied upon until such time as the announced restatement is complete.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at (800) 445-SUN2.

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.

Separate Account............................................    3
General Account.............................................    3
Support Agreement Between the Company and AIG...............    4
Performance Data............................................    4
Annuity Payments............................................    6
Annuity Unit Values.........................................    6
Taxes.......................................................    9
Distribution of Contracts...................................   13
Financial Statements........................................   13

APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                                             FISCAL     ONE MONTH      FISCAL       FISCAL       FISCAL       FISCAL       FISCAL
                           INCEPTION TO    YEAR ENDED     ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
       STRATEGIES             3/31/99       3/31/00      4/30/00      4/30/01      4/30/02      4/30/03      4/30/04      4/30/05
-------------------------  ------------    ----------   ----------   ----------   ----------   ----------   ----------   ----------
-----------------------------------------------------------------------------------------------------------------------------------
Growth
  (Inception Date:
  (a) 3/4/99 (b) 4/6/99)
  Beginning AUV..........  (a)   $ 15.05   $    15.89   $    21.30   $    20.24   $   17.060   $   14.397   $   12.770   $   14.964
                           (b)   $     0   $    16.27   $    21.27   $    20.22   $   17.018   $   14.344   $   12.707   $   14.870
  End AUV................  (a)   $ 15.89   $    21.30   $    20.24   $    17.06   $   14.397   $   12.770   $   14.964   $   15.726
                           (b)   $     0   $    21.27   $    20.22   $    17.02   $   14.344   $   12.707   $   14.870   $   15.610
  Ending Number of AUs...  (a)    31,169    1,653,495    1,871,300    4,391,169    3,845,259    2,885,924    2,660,440    2,316,414
                           (b)         0      126,216      132,445      278,263      243,444      203,459      180,815       90,890
-----------------------------------------------------------------------------------------------------------------------------------
Moderate Growth
  (Inception Date:
  (a) 3/3/99 (b) 4/26/99)
  Beginning AUV..........  (a)   $ 14.25   $    15.09   $    19.48   $    18.62   $   16.298   $   14.197   $   12.885   $   14.803
                           (b)   $     0   $    15.79   $    19.46   $    18.59   $   16.259   $   14.145   $   12.823   $   14.710
  End AUV................  (a)   $ 15.09   $    19.48   $    18.62   $    16.30   $   14.197   $   12.885   $   14.803   $   15.481
                           (b)   $     0   $    19.46   $    18.59   $    16.26   $   14.145   $   12.823   $   14.710   $   15.370
  Ending Number of AUs...  (a)    93,136    1,559,019    1,760,865    3,829,366    3,880,927    2,933,797    2,703,926    2,420,614
                           (b)         0       53,392       69,503      228,084      227,877      180,653      173,100      160,517
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Growth
  (Inception Date:
  (a) 3/5/99 (b) 4/5/99)
  Beginning AUV..........  (a)   $ 13.80   $    14.05   $    16.68   $    16.11   $   14.986   $   13.731   $   12.924   $   14.471
                           (b)   $     0   $    14.26   $    16.66   $    16.09   $   14.948   $   13.681   $   12.861   $   14.380
  End AUV................  (a)   $ 14.05   $    16.68   $    16.11   $    14.99   $   13.731   $   12.924   $   14.471   $   15.156
                           (b)   $     0   $    16.66   $    16.09   $    14.95   $   13.681   $   12.861   $   14.380   $   15.046
  Ending Number of AUs...  (a)    85,553      991,695    1,061,795    2,286,317    2,273,698    1,998,503    1,744,175    1,546,186
                           (b)         0      113,160      109,857      305,108      227,027      168,763      162,774      141,422
-----------------------------------------------------------------------------------------------------------------------------------
Conservative Growth
  (Inception Date:
  (a) 3/5/99 (b) 3/19/99)
  Beginning AUV..........  (a)   $ 13.03   $    13.21   $    14.89   $    14.50   $   14.137   $   13.445   $   13.071   $   14.296
                           (b)   $ 13.25   $    13.21   $    14.87   $    14.48   $   14.101   $   13.395   $   13.007   $   14.210
  End AUV................  (a)   $ 13.21   $    14.89   $    14.50   $    14.14   $   13.445   $   13.071   $   14.296   $   14.915
                           (b)   $ 13.21   $    14.87   $    14.48   $    14.10   $   13.395   $   13.007   $   14.210   $   14.806
  Ending Number of AUs...  (a)    33,892      623,175      629,067    1,262,136    1,376,306    1,326,779    1,253,980    1,081,979
                           (b)     5,689       77,606       81,771      149,827      132,461      123,733      116,512      109,833
-----------------------------------------------------------------------------------------------------------------------------------

          AUV-Accumulation Unit Value

          AU-Accumulation Units

          (a) Reflects age 80 or younger

          (b) Reflects age 81 or older

                                             FISCAL     ONE MONTH      FISCAL       FISCAL       FISCAL       FISCAL       FISCAL
                           INCEPTION TO    YEAR ENDED     ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
    SELECT PORTFOLIOS         3/31/99       3/31/00      4/30/00      4/30/01      4/30/02      4/30/03      4/30/04      4/30/05
-------------------------  ------------    ----------   ----------   ----------   ----------   ----------   ----------   ----------
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth
  (Inception Date:
  (a) 3/1/99 (b) 4/6/99)
  Beginning AUV..........  (a)   $ 10.00   $    10.68   $    14.94   $    13.99   $   10.128   $    7.948   $    6.832   $    8.143
                           (b)   $     0   $    10.00   $    13.53   $    12.67   $    9.160   $    7.180   $    6.164   $    7.340
  End AUV................  (a)   $ 10.68   $    14.94   $    13.99   $    10.13   $    7.948   $    6.832   $    8.143   $    8.443
                           (b)   $     0   $    13.53   $    12.67   $     9.16   $    7.180   $    6.164   $    7.340   $    7.599
  Ending Number of AUs...  (a)    85,647    1,058,317    1,158,071    2,665,362    2,259,645    1,778,572    1,685,980    1,461,745
                           (b)         0       59,510       77,385      228,987      221,014      176,478      146,171       96,669
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Composite
  (Inception Date:
  (a) 3/1/99 (b) 4/8/99)
  Beginning AUV..........  (a)   $ 10.00   $    10.41   $    12.88   $    12.30   $   10.426   $    8.876   $    7.467   $    8.857
                           (b)   $     0   $    10.00   $    11.87   $    11.34   $    9.599   $    8.162   $    6.858   $    8.130
  End AUV................  (a)   $ 10.41   $    12.88   $    12.30   $    10.43   $    8.876   $    7.467   $    8.857   $    9.231
                           (b)   $     0   $    11.87   $    11.34   $     9.60   $    8.162   $    6.858   $    8.130   $    8.458
  Ending Number of AUs...  (a)    33,347      316,855      361,941      715,674      670,641      583,952      540,273      458,999
                           (b)         0       17,244       18,966       35,031       23,619       20,743       13,893       10,828
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value
  (Inception Date:
  (a) 3/1/99 (b) 4/6/99)
  Beginning AUV..........  (a)   $ 10.00   $    10.32   $    10.75   $    10.79   $   12.363   $   11.322   $    9.468   $   11.713
                           (b)   $     0   $    10.00   $    10.32   $    10.35   $   11.848   $   10.837   $    9.052   $   11.180
  End AUV................  (a)   $ 10.32   $    10.75   $    10.79   $    12.36   $   11.322   $    9.468   $   11.713   $   12.604
                           (b)   $     0   $    10.32   $    10.35   $    11.85   $   10.837   $    9.052   $   11.180   $   12.021
  Ending Number of AUs...  (a)    34,004      531,732      571,490    1,296,249    1,462,924    1,174,422    1,138,283    1,078,477
                           (b)         0        9,381       11,064       43,104       60,523       48,995       46,181       33,937
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
  (Inception Date:
  (a) 3/1/99 (b) 4/8/99)
  Beginning AUV..........  (a)   $ 10.00   $    10.62   $    18.41   $    16.85   $   13.703   $   12.213   $   10.280   $   13.819
                           (b)   $     0   $    10.00   $    16.95   $    15.50   $   12.595   $   11.212   $    9.426   $   12.660
  End AUV................  (a)   $ 10.62   $    18.41   $    16.85   $    13.70   $   12.213   $   10.280   $   13.819   $   14.078
                           (b)   $     0   $    16.95   $    15.50   $    12.59   $   11.212   $    9.426   $   12.660   $   12.878
  Ending Number of AUs...  (a)    27,096      529,844      612,249    1,483,760    1,377,519    1,039,978      998,138      868,447
                           (b)         0       22,616       35,007      116,099       94,966       77,977       71,562       65,777
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
  (Inception Date:
  (a) 3/1/99 (b) 4/8/99)
  Beginning AUV..........  (a)   $ 10.00   $    10.10   $    10.93   $    11.14   $   14.212   $   15.662   $   13.204   $   17.347
                           (b)   $     0   $    10.00   $    10.78   $    10.98   $   13.996   $   15.405   $   12.972   $   17.020
  End AUV................  (a)   $ 10.10   $    10.93   $    11.14   $    14.21   $   15.662   $   13.204   $   17.347   $   19.908
                           (b)   $     0   $    10.78   $    10.98   $    14.00   $   15.405   $   12.972   $   17.020   $   19.511
  Ending Number of AUs...  (a)    11,278      297,306      318,151      796,922    1,019,911      797,665      750,965      731,313
                           (b)         0       18,247       33,708      115,825       82,010       36,957       33,208       35,666
-----------------------------------------------------------------------------------------------------------------------------------

          AUV-Accumulation Unit Value

          AU-Accumulation Units

          (a) Reflects age 80 or younger

          (b) Reflects age 81 or older

                                              FISCAL     ONE MONTH     FISCAL       FISCAL       FISCAL       FISCAL       FISCAL
                            INCEPTION TO    YEAR ENDED     ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
    SELECT PORTFOLIOS          3/31/99       3/31/00      4/30/00     4/30/01      4/30/02      4/30/03      4/30/04      4/30/05
--------------------------  ------------    ----------   ---------   ----------   ----------   ----------   ----------   ----------
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap
  (Inception Date:
  (a) 3/1/99 (b) 4/8/99)
  Beginning AUV...........  (a)   $ 10.00    $   10.35   $   15.00   $    13.56   $   11.209   $   10.477   $    8.120   $   10.440
                            (b)   $     0    $   10.00   $   14.46   $    13.07   $   10.786   $   10.070   $    7.795   $   10.010
  End AUV.................  (a)   $ 10.35    $   15.00   $   13.56   $    11.21   $   10.477   $    8.120   $   10.440   $   10.425
                            (b)   $     0    $   14.46   $   13.07   $    10.79   $   10.070   $    7.795   $   10.010   $    9.984
  Ending Number of AUs....  (a)    22,807      432,850     481,239    1,239,523    1,275,746    1,003,103      987,030      827,774
                            (b)         0       17,502      32,914       74,871       72,435       65,526       61,532       46,415
-----------------------------------------------------------------------------------------------------------------------------------
International Equity
  (Inception Date:
  (a) 3/1/99 (b) 4/6/99)
  Beginning AUV...........  (a)   $ 10.00    $   10.51   $   13.61   $    12.46   $    9.609   $    7.780   $    5.855   $    7.863
                            (b)   $     0    $   10.00   $   12.71   $    11.63   $    8.962   $    7.247   $    5.447   $    7.310
  End AUV.................  (a)   $ 10.51    $   13.61   $   12.46   $     9.61   $    7.780   $    5.855   $    7.863   $    8.661
                            (b)   $     0    $   12.71   $   11.63   $     8.96   $    7.247   $    5.447   $    7.310   $    8.039
  Ending Number of AUs....  (a)    23,961      314,634     384,946    1,208,881    1,109,279      950,385      961,285      950,465
                            (b)         0        9,229      23,901       59,533       57,707       40,366       38,988       49,575
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Fixed Income
  (Inception Date:
  (a) 3/10/99 (b) 4/8/99)
  Beginning AUV...........  (a)   $ 10.00    $   10.02   $   10.00   $     9.96   $   10.576   $   10.935   $   11.774   $   11.739
                            (b)   $     0    $   10.00   $    9.87   $     9.82   $   10.422   $   10.762   $   11.574   $   11.530
  End AUV.................  (a)   $ 10.02    $   10.00   $    9.96   $    10.58   $   10.935   $   11.774   $   11.739   $   12.115
                            (b)   $     0    $    9.87   $    9.82   $    10.42   $   10.762   $   11.574   $   11.530   $   11.881
  Ending Number of AUs....  (a)    31,762      474,014     513,721    1,135,253    1,338,549    1,415,730    1,000,019      937,568
                            (b)         0       12,327      13,385       68,020       73,370       73,584       56,104       49,084
-----------------------------------------------------------------------------------------------------------------------------------
Cash Management
  (Inception Date:
  (a) 3/26/99 (b) 4/8/99)
  Beginning AUV...........  (a)   $ 10.00    $   10.00   $   10.32   $    10.35   $   10.780   $   10.857   $   10.791   $   10.673
                            (b)   $     0    $   10.00   $   10.30   $    10.33   $   10.744   $   10.808   $   10.727   $   10.600
  End AUV.................  (a)   $ 10.00    $   10.32   $   10.35   $    10.78   $   10.857   $   10.791   $   10.673   $   10.646
                            (b)   $     0    $   10.30   $   10.33   $    10.74   $   10.808   $   10.727   $   10.600   $   10.556
  Ending Number of AUs....  (a)       970      380,169     235,608      583,476      487,732      513,839      297,445      399,414
                            (b)         0       19,302      26,880       34,844       43,620       33,488        5,776        2,368
-----------------------------------------------------------------------------------------------------------------------------------

    FOCUSED PORTFOLIOS
--------------------------
------------------------------------------------------------------------------------------------------------------------------------
Focus Growth
  (Inception Date:
  (a) 7/7/00 (b) 7/7/00)
  Beginning AUV...........  (a)         0            0            0   $    10.00   $    7.648   $    6.585   $    5.597   $    7.171
                            (b)         0            0            0   $    10.00   $    7.204   $    6.195   $    5.259   $    6.730
  End AUV.................  (a)         0            0            0   $     7.65   $    6.584   $    5.597   $    7.171   $    6.844
                            (b)         0            0            0   $     7.20   $    6.195   $    5.259   $    6.730   $    6.416
  Ending Number of AUs....  (a)         0            0            0    1,140,438    1,102,958    1,038,908    1,050,831      893,819
                            (b)         0            0            0       70,478       70,526       61,088       50,226       30,098
------------------------------------------------------------------------------------------------------------------------------------

          AUV-Accumulation Unit Value

          AU-Accumulation Units

          (a) Reflects age 80 or younger

          (b) Reflects age 81 or older

APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we could credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                   [[(1+I/(1+J+L)] to the power of N/12] - 1

where:

              I is the interest rate you are earning on the money invested in the Fixed Account;

              J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

              N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

              L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;

     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and

     - Upon beginning an income option, if occurring on the Latest Annuity Date.

EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N=18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L=0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free withdrawal amount.

The MVA factor is
                            = [[(1+I/(1+J+0.005)] to the power of N/12] - 1
                            = [[(1.05)/(1.04+0.005)]to the power of 18/12] - 1
                            = [(1.004785) to the power of 1.5] - 1
                            = 1.007186 - 1
                            = +0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is

                            = [[(1+I)/(I+J+0.005)] to the power of N/12] - 1
                            = [[(1.05)/(1.04+0.005)] to the power of 18/12] - 1
                            = [(1.004785) to the power of 1.5] - 1
                            = 1.007186 - 1
                            = +0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                         AVAILABILITY OR VARIATION                        STATES
-----------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10         Pennsylvania
                                   transfer fee.                                              Texas
-----------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                           North Dakota
-----------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 20 days.                               Idaho
                                                                                              North Dakota
                                                                                              Utah
-----------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on     California
                                   your Contract Date, the Free Look period is 30 days.
-----------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period,   Minnesota
                                   we return the greater of (1) your Purchase Payments; or
                                   (2) the value of your contract.
-----------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period,   Colorado
                                   we return the Purchase Payment(s) paid.                    Delaware
                                                                                              Georgia
                                                                                              Hawaii
                                                                                              Idaho
                                                                                              Iowa
                                                                                              Kansas
                                                                                              Louisiana
                                                                                              Massachusetts
                                                                                              Michigan
                                                                                              Missouri
                                                                                              Nebraska
                                                                                              Nevada
                                                                                              New Hampshire
                                                                                              North Carolina
                                                                                              Ohio
                                                                                              Oklahoma
                                                                                              Rhode Island
                                                                                              South Carolina
                                                                                              Utah
                                                                                              Washington
                                                                                              West Virginia
-----------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the    Oregon
                                   penalty free withdrawal amount.
-----------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender    New Mexico
                                   your contract or begin the Income Phase.                   Texas
                                                                                              Washington
-----------------------------------------------------------------------------------------------------------------
 Market Value Adjustment           L equal to 0.0025                                          Florida
-----------------------------------------------------------------------------------------------------------------

Please forward a copy (without charge) of the Seasons Select Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

       ------------------------------------------------------------------
         Name

       ------------------------------------------------------------------
         Address

       ------------------------------------------------------------------
         City/State/Zip

       ------------------------------------------------------------------

       Date: ____________  Signed: ______________________________________

Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                          VARIABLE ANNUITY ACCOUNT FIVE
  SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 29, 2005:
                         SEASONS SELECT VARIABLE ANNUITY

THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS HEREBY CHANGED TO OCTOBER 21, 2005.

ADD A NEW SUBSECTION FOLLOWING THE SEPARATE ACCOUNT SECTION TO READ AS FOLLOWS:

AMERICAN HOME ASSURANCE COMPANY

American Home Assurance Company ("American Home") is a stock property-casualty insurance company organized under the laws of the state of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, NY 10270. American Home is licensed in all 50 states of the United States and District of Columbia, as well as certain foreign jurisdictions and engaged in a broad range of insurance and reinsurance activities. American Home is an indirect, wholly-owned subsidiary of AIG and an affiliate of the Company.

ADD A NEW SUBSECTION TO THE "FINANCIAL STATEMENTS" SECTION AS FOLLOWS:

AMERICAN HOME FINANCIAL STATEMENTS

      The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for the year then ended appear elsewhere herein, in reliance on the report (which contains an explanatory paragraph relating to American Home Assurance Company's adjustment to unassigned surplus at January 1, 2004) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

      You should only consider the financial statements of American Home that we include in this SAI as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee.

      Please keep this supplement with your Statement of Additional Information.

Dated: October 21, 2005

                                                    This filing is made pursuant
                                                           to Rule 497 under the
                                            Securities Act of 1933 in connection
                                                 with Registration No. 333-67685


                      STATEMENT OF ADDITIONAL INFORMATION

         FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS ISSUED BY

                         VARIABLE ANNUITY ACCOUNT FIVE
                        SEASONS SELECT VARIABLE ANNUITY

                DEPOSITOR: AIG SUNAMERICA LIFE ASSURANCE COMPANY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated August 29, 2005, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 PO. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299

    THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS AUGUST 29, 2005.

TABLE OF CONTENTS


Separate Account............................................    3

General Account.............................................    3

Support Agreement Between the Company and AIG...............    4

Performance Data............................................    4

Annuity Payments............................................    6

Annuity Unit Values.........................................    6

Taxes.......................................................    9

Distribution of Contracts...................................   13

Financial Statements........................................   13

SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Variable Annuity Account Five was originally established by AIG SunAmerica Life Assurance Company (the "Company") on July 3, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES, with the assets of each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

GENERAL ACCOUNT
--------------------------------------------------------------------------------

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to fixed and/or
DCA fixed
account options of various available periods offered in connection with the General Account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                 SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.

PERFORMANCE DATA
--------------------------------------------------------------------------------

From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES as well as for any Cash Management Portfolio. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

CASH MANAGEMENT PORTFOLIO


Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                     Base Period Return = (EV-SV-CMF)/(SV)

    where:

        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES and the general account so that each SELECT PORTFOLIO'S, FOCUSED PORTFOLIO'S and/or STRATEGY's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

OTHER PORTFOLIOS

The Portfolios of the separate account compute their performance data as "total return."

TOTAL RETURN FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

                       P (1 + T) TO THE POWER OF n = ERV

    where:

        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

If contract holders elect to begin Income Payments using the Income Protector feature, the Income Benefit Base is determined as described in the prospectus. The initial monthly Income Payment is determined by applying the annuitization factor specifically designated for use in conjunction with the Income Protector feature (either in the Contract or in the Endorsement) to the Income Benefit Base and then dividing by 1,000. The Income Benefit Base must be divided by 1,000 since the annuitization factors included in those tables are based on a set amount per $1,000 of Income Benefit Base. The amount of the second and each subsequent Income Payment is the same as the first monthly payment. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated Joint Annuitant, if any, and the Income Option selected.

ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

The value of an Annuity Unit is determined independently for each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY exceeds 3.5%, variable annuity payments derived from allocations to that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES elected, and the amount of each annuity payment will vary accordingly.

For each SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a certain month is determined by dividing (a) by (b) where:

(a) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of that month, and

(b) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of the preceding month.

The NIF for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a given month is a measure of the net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                             NIF = ($11.46/$11.44)

                                 = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                       1/[(1.035) /\ (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31).
Assume also that the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on the Annuity Date and thus reflects the investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY). The net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2005 is $14,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $4,000 in 2005 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $42,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, are included in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the fixed account options.

The financial statements of Variable Annuity Account Five at April 30, 2005, and for each of the two years in the period ended April 30, 2005, are also included in this Statement of Additional Information.


PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above have been so included or incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS



                                                                        Page
                                                                      Number(s)
                                                                      ---------
Report of Independent Registered Public Accounting Firm                  F-2

Consolidated Balance Sheet - December 31, 2004 and
December 31, 2003                                                    F-3 to F-4

Consolidated Statement of Income and Comprehensive
Income - Years Ended December 31, 2004, 2003 and 2002                F-5 to F-6

Consolidated Statement of Cash Flows - Years Ended
December 31, 2004, 2003 and 2002                                     F-7 to F-8

Notes to Consolidated Financial Statements                           F-9 to F-38

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.



PricewaterhouseCoopers LLP
Los Angeles, California
April 15, 2005

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET


                                                                December 31,   December 31,
                                                                    2004           2003
                                                                -----------    -----------

                                                                      (in thousands)
ASSETS

Investments and cash:
  Cash and short-term investments                               $   201,117    $   133,105
  Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost: December 31, 2004,
    $5,007,868; December 31, 2003, $5,351,183)                    5,161,027      5,505,800
  Mortgage loans                                                    624,179        716,846
  Policy loans                                                      185,958        200,232
  Mutual funds                                                        6,131         21,159
  Common stocks available for sale, at fair value (cost:
    December 31, 2004, $4,876; December 31, 2003, $635)               4,902            727
  Real estate                                                        20,091         22,166
  Securities lending collateral                                     883,792        514,145
  Other invested assets                                              38,789         10,453
                                                                -----------    -----------

  Total investments and cash                                      7,125,986      7,124,633

Variable annuity assets held in separate accounts                22,612,451     19,178,796
Accrued investment income                                            73,769         74,647
Deferred acquisition costs                                        1,349,089      1,268,621
Other deferred expenses                                             257,781        236,707
Income taxes currently receivable from Parent                         9,945         15,455
Receivable from brokers for sales of securities                         161             --
Goodwill                                                             14,038         14,038
Other assets                                                         52,795         58,830
                                                                -----------    -----------

TOTAL ASSETS                                                    $31,496,015    $27,971,727
                                                                ===========    ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                               December 31,   December 31,
                                                                   2004           2003
                                                               -----------    -----------

                                                                     (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity and fixed accounts of variable
    annuity contracts                                          $ 3,948,158    $ 4,274,329
  Reserves for universal life insurance contracts                1,535,905      1,609,233
  Reserves for guaranteed investment contracts                     215,331        218,032
  Reserves for guaranteed benefits                                  76,949         12,022
  Securities lending payable                                       883,792        514,145
  Due to affiliates                                                 21,655         19,289
  Payable to brokers                                                    --          1,140
  Other liabilities                                                190,198        247,435
                                                               -----------    -----------

  Total reserves, payables and accrued liabilities               6,871,988      6,895,625

Variable annuity liabilities related to separate accounts       22,612,451     19,178,796

Subordinated notes payable to affiliates                                --         40,960

Deferred income taxes                                              257,532        242,556
                                                               -----------    -----------

Total liabilities                                               29,741,971     26,357,937
                                                               -----------    -----------

Shareholder's equity:
  Common stock                                                       3,511          3,511
  Additional paid-in capital                                       758,346        709,246
  Retained earnings                                                919,612        828,423
  Accumulated other comprehensive income                            72,575         72,610
                                                               -----------    -----------

  Total shareholder's equity                                     1,754,044      1,613,790
                                                               -----------    -----------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                     $31,496,015    $27,971,727
                                                               ===========    ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                 Years Ended December 31,
                                                          -------------------------------------
                                                             2004          2003          2002
                                                          ---------     ---------     ---------

                                                                      (in thousands)
REVENUES:
  Fee income:
    Variable annuity policy fees, net of reinsurance      $ 369,141     $ 281,359     $ 286,919
    Asset management fees                                    89,569        66,663        66,423
    Universal life insurance fees, net of reinsurance        33,899        35,816        36,253
    Surrender charges                                        26,219        27,733        32,507
    Other fees                                               15,753        15,520        21,900
                                                          ---------     ---------     ---------
      Total fee income                                      534,581       427,091       444,002

Investment income                                           363,594       402,923       387,355
Net realized investment losses                              (23,807)      (30,354)      (65,811)
                                                          ---------     ---------     ---------


Total revenues                                              874,368       799,660       765,546
                                                          ---------     ---------     ---------

BENEFITS AND EXPENSES:

Interest expense:
  Fixed annuity and fixed accounts of variable annuity
    contracts                                               140,889       153,636       142,973
  Universal life insurance contracts                         73,745        76,415        80,021
  Guaranteed investment contracts                             6,034         7,534        11,267
  Subordinated notes payable to affiliates                    2,081         2,628         3,868
                                                          ---------     ---------     ---------
Total interest expense                                      222,749       240,213       238,129
Amortization of bonus interest                               10,357        19,776        16,277
General and administrative expenses                         131,612       119,093       115,210
Amortization of deferred acquisition costs and
  other deferred expenses                                   157,650       160,106       222,484
Annual commissions                                           64,323        55,661        58,389
Claims on universal life contracts, net of reinsurance
  recoveries                                                 17,420        17,766        15,716
Guaranteed minimum death benefits,
  net of reinsurance recoveries                              58,756        63,268        67,492
                                                          ---------     ---------     ---------

Total benefits and expenses                                 662,867       675,883       733,697
                                                          ---------     ---------     ---------

PRETAX INCOME BEFORE CUMULATIVE
  EFFECT OF ACCOUNTING CHANGE                               211,501       123,777        31,849

Income tax expense                                            6,410        30,247           160
                                                          ---------     ---------     ---------

NET INCOME BEFORE CUMULATIVE
  EFFECT OF ACCOUNTING CHANGE                               205,091        93,530        31,689

Cumulative effect of accounting change, net of tax          (62,589)           --            --
                                                          ---------     ---------     ---------

NET INCOME                                                $ 142,502     $  93,530     $  31,689
                                                          ---------     ---------     ---------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                              Years Ended December 31,
                                                       -------------------------------------
                                                          2004          2003          2002
                                                       ---------     ---------     ---------

                                                                   (in thousands)
OTHER COMPREHENSIVE INCOME (LOSS),
  NET OF TAX:
  Net unrealized gains (losses) on debt and equity
    securities available for sale identified in the
    current period less related amortization of
    deferred acquisition costs and other deferred
    expenses                                           $ (20,487)    $  67,125     $  20,358
  Less reclassification adjustment for net realized
    losses included in net income                         19,263        19,194        52,285

  Net unrealized gains (losses) on foreign currency        1,170            --            --

  Change related to cash flow hedges                          --            --        (2,218)

  Income tax (benefit) expense                                19       (30,213)      (24,649)
                                                       ---------     ---------     ---------

OTHER COMPREHENSIVE INCOME (LOSS)                            (35)       56,106        45,776
                                                       ---------     ---------     ---------

COMPREHENSIVE INCOME                                   $ 142,467     $ 149,636     $  77,465
                                                       =========     =========     =========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                      Years Ended December 31,
                                                            -------------------------------------------
                                                                2004            2003            2002
                                                            -----------     -----------     -----------

                                                                           (in thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                                  $   142,502     $    93,530     $    31,689
Adjustments to reconcile net income to net cash provided
  by operating activities:
  Cumulative effect of accounting change, net of tax             62,589              --              --
  Interest credited to:
    Fixed annuity and fixed accounts of variable
    annuity contracts                                           140,889         153,636         142,973
    Universal life insurance contracts                           73,745          76,415          80,021
    Guaranteed investment contracts                               6,034           7,534          11,267
  Net realized investment losses                                 23,807          30,354          65,811
  Accretion of net discounts on investments                      (1,277)         (9,378)         (2,412)
  Loss on other invested assets                                     572           2,859           3,932
  Amortization of deferred acquisition costs and other
    expenses                                                    168,007         179,882         238,761
  Acquisition costs deferred                                   (246,033)       (212,251)       (204,833)
  Other expenses deferred                                       (62,906)        (70,158)        (77,602)
  Depreciation of fixed assets                                    1,619           1,718             860
  Provision for deferred income taxes                            49,337        (129,591)        106,044
  Change in:
    Accrued investment income                                       878             679          13,907
    Other assets                                                  4,416         (12,349)          4,736
    Income taxes currently payable to/receivable from
      Parent                                                       5157         148,898         (43,629)
    Due from/to affiliates                                        2,366         (36,841)         (7,743)
    Other liabilities                                             7,485          10,697          (7,143)
  Other, net                                                      2,284          14,885          10,877
                                                            -----------     -----------     -----------

NET CASH PROVIDED BY OPERATING
  ACTIVITIES                                                    381,471         250,519         367,516
                                                            -----------     -----------     -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks                 (964,705)     (2,078,310)     (2,403,362)
  Mortgage loans                                                (31,502)        (44,247)       (128,764)
  Other investments, excluding short-term investments           (33,235)        (20,266)        (65,184)
Sales of:
  Bonds, notes and redeemable preferred stocks                  383,695       1,190,299         849,022
  Other investments, excluding short-term investments            22,283          12,835             825
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks                  898,682         994,014         615,798
  Mortgage loans                                                125,475          67,506          82,825
  Other investments, excluding short-term investments            10,915          72,970         114,347
                                                            -----------     -----------     -----------
NET CASH PROVIDED BY (USED IN) INVESTING
  ACTIVITIES                                                $   411,608     $   194,801     $  (934,493)
                                                            -----------     -----------     -----------


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                               Years Ended December 31,
                                                     -------------------------------------------
                                                         2004            2003            2002
                                                     -----------     -----------     -----------

                                                                    (in thousands)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                $ 1,360,319     $ 1,553,000     $ 1,731,597
  Universal life insurance contracts                      45,183          45,657          49,402
Net exchanges from the fixed accounts of variable
  annuity contracts                                   (1,332,240)     (1,108,030)       (503,221)
Withdrawal payments on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                   (458,052)       (464,332)       (529,466)
  Universal life insurance contracts                     (69,185)        (61,039)        (68,444)
  Guaranteed investment contracts                         (8,614)       (148,719)       (135,084)
Claims and annuity payments, net of
  reinsurance, on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                   (108,691)       (109,412)        (98,570)
  Universal life insurance contracts                    (105,489)       (111,380)       (100,995)
Net receipt from (repayments of) other short-term
  financings                                             (41,060)         14,000              --
Net payment related to a modified coinsurance
  transaction                                             (4,738)        (26,655)        (30,282)
Capital contribution received from Parent                     --              --         200,000
Dividends paid to Parent                                  (2,500)        (12,187)        (10,000)
                                                     -----------     -----------     -----------

NET CASH (USED IN) PROVIDED BY
  FINANCING ACTIVITIES                                  (725,067)       (429,097)        504,937
                                                     -----------     -----------     -----------

NET INCREASE (DECREASE) IN CASH AND
  SHORT-TERM INVESTMENTS                                  68,012          16,223         (62,040)

CASH AND SHORT-TERM INVESTMENTS AT
  BEGINNING OF PERIOD                                    133,105         116,882         178,922
                                                     -----------     -----------     -----------

CASH AND SHORT-TERM INVESTMENTS AT
  END OF PERIOD                                      $   201,117     $   133,105     $   116,882
                                                     ===========     ===========     ===========


SUPPLEMENTAL CASH FLOW FORMATION:

Interest paid on indebtedness                        $     2,081     $     2,628     $     3,868
                                                     ===========     ===========     ===========

Net income taxes (received) paid to Parent           $   (47,749)    $    10,989     $     5,856
                                                     ===========     ===========     ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    BASIS OF PRESENTATION

      AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products.

      The Company changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      Effective January 1, 2004, the Parent contributed to the Company 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") (formerly SunAmerica Asset Management Corp.) which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") (formerly SunAmerica Capital Services, Inc.) and AIG SunAmerica Fund Services, Inc. ("SFS") (formerly SunAmerica Fund Services, Inc.). Pursuant to this contribution, SAAMCo became a direct wholly owned subsidiary of the Company. Assets, liabilities and shareholder's equity at December 31, 2003 were restated to include $190,605,000, $39,952,000 and $150,653,000, respectively, of
      SAAMCo balances. Similarly, the results of operations and cash flows for the years ended December 31, 2003 and 2002 have been restated for the addition and subtraction to pretax income of $16,345,000 and $4,464,000 to reflect the SAAMCo activity. Prior to this capital contribution to the Company, SAAMCo distributed certain investments with a tax effect of $49,100,000 which was indemnified by its then parent, SALIC. See Note 10 of the Notes to Consolidated Financial Statements.

      SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, are included in the Company's asset management segment (see Note 13). These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 24.8% of deposits in the year ended December 31, 2004, 14.6% of deposits in the year ended December 31, 2003 and 11.9% of deposits in the year ended December 31, 2002. No other independent selling organization was responsible for 10% or more of deposits for any such period. One

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    BASIS OF PRESENTATION (Continued)

      independent selling organization in the asset management operations represented 16.0% of deposits in the year ended December 31, 2004 and 10.8% of deposits in the year ended December 31, 2003. No other independent selling organization was responsible for 10% or more of deposits for any such period.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, deferred other expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Real estate is carried at the lower of cost or net realizable value.

      Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement were $862,481,000 and $502,885,000 as of December 31, 2004 and 2003, respectively, and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the consolidated balance sheet as of December 31, 2004 and 2003, respectively. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

      Other invested assets consist principally of investments in limited partnerships and put options on the S&P 500 index purchased to partially offset the risk of Guaranteed Minimum Account Value ("GMAV") benefits and Guaranteed Minimum Withdrawal ("GMWB") benefits (see Note 7). Limited partnerships are carried at cost. The put options do not qualify for hedge accounting and accordingly are marked to market and changes in market value are recorded through investment income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income. Impairments writedowns totaled $21,050,000, $54,092,000 and $57,273,000 in the years ending December 31,
      2004, 2003 and 2002.

      DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and put options on the S&P 500 index entered into to partially offset the risk of certain guarantees of annuity contract values. The Company is neither a dealer nor a trader in derivative financial instruments.

      The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as component of accumulated other comprehensive income in shareholder's equity.

      Any ineffective portion of cash flow hedges is reported in investment income. On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet.

      Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges. The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

      The Company issues certain variable annuity products that offer an optional GMAV and GMWB living benefit. If elected by the contract holder at the time of contract issuance, the GMAV feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. If elected by the contract holder at the time of contract issuance, the GMWB feature guarantees an annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days, adjusted for any subsequent withdrawals. There is a separate charge to the contract holder for these features. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV and GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities"("FAS 133"), the GMAV and GMWB benefits are considered embedded derivatives that are bifurcated and marked to market and recorded in other liabilities in the consolidated balance sheet. Changes in the market value of the estimated GMAV and GMWB benefits are recorded through investment income.

      Deferred Acquisition Costs ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

      DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying contracts. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to amortization expense on the consolidated statement of income and comprehensive income.

      OTHER DEFERRED EXPENSES: The annuity operations currently offers enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. The Company previously deferred these expenses as part of DAC and reported the amortization of such amounts as part of DAC amortization. Upon implementation of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"), the Company reclassified $155,695,000 of these expenses from DAC to other deferred expenses, which is reported on the consolidated balance

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      sheet. The prior period consolidated balance sheet and consolidated statements of income and comprehensive income presentation has been reclassified to conform to the new presentation. See Recently Issued Accounting Standards below.

      The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

      The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.

      GOODWILL: Goodwill amounted to $14,038,000 (net of accumulated amortization of $18,838,000) at December 31, 2004 and 2003. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2004 and 2003, and has determined that no impairment provision is necessary.

      RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GICs: Reserves for fixed annuity, Fixed Options, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holders' liabilities upon receipt.

      RESERVES FOR GUARANTEED BENEFITS: Reserves for guaranteed minimum death benefits ("GMDB"), earnings enhancement benefit and guaranteed minimum income benefits are accounted for in accordance with SOP 03-1. See Recently Issued Accounting Standards below.

      FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees, commissions and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges,

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned with net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: Prior to the 2004, the Company was included in a consolidated federal income tax return with its Parent. Also, prior to 2004, SAAMCO, SFS and SACS were included in a separate consolidated federal income tax return with their Parent, Saamsun Holdings Corporation. Beginning in 2004, all of these companies are included in the consolidated federal income tax return of their ultimate parent, AIG. Income taxes have been calculated as if each entity files a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1. This statement was effective as of January 1, 2004, and requires the Company to recognize a liability for GMDB and certain living benefits related to its variable annuity contracts, account for enhanced crediting rates or bonus payments to contract holders and modifies certain disclosures and financial statement presentations for these products. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts and the capitalization and amortization of certain other expenses. The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $62,589,000 ($96,291,000 pre-tax) to reflect the liability and the related impact of DAC and reinsurance as of January 1, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS

            The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                  Amortized           Estimated
                                                     Cost             Fair Value
                                                  ----------          ----------

                                                          (in thousands)
      AT DECEMBER 31, 2004:

      U.S. government securities                  $   28,443          $   30,300
      Mortgage-backed securities                     926,274             956,567
      Securities of public utilities                 321,381             332,038
      Corporate bonds and notes                    2,797,943           2,902,829
      Redeemable preferred stocks                     20,140              21,550
      Other debt securities                          913,687             917,743
                                                  ----------          ----------

        Total                                     $5,007,868          $5,161,027
                                                  ==========          ==========


                                                  Amortized           Estimated
                                                     Cost             Fair Value
                                                  ----------          ----------

                                                          (in thousands)
      AT DECEMBER 31, 2003:

      U.S. government securities                  $   22,393          $   24,292
      Mortgage-backed securities                   1,148,452           1,191,817
      Securities of public utilities                 352,998             365,150
      Corporate bonds and notes                    2,590,254           2,697,142
      Redeemable preferred stocks                     21,515              22,175
      Other debt securities                        1,215,571           1,205,224
                                                  ----------          ----------

        Total                                     $5,351,183          $5,505,800
                                                  ==========          ==========

      At December 31, 2004, bonds, notes and redeemable preferred stocks included $386,426,000 that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 10 industries with 19%, 16%, 16% and 10% concentrated in telecommunications, utilities, financial institutions and noncyclical consumer products industries, respectively. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2004, mortgage loans were collateralized by properties located in 30 states, with loans totaling approximately 27%, 11% and 10% of the aggregate carrying value of the portfolio secured by properties located in California, Michigan and Massachusetts, respectively. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2004, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $40,051,000 of bonds.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

      The Company typically utilizes swap agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments.

      At December 31, 2004, $10,505,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

      At December 31, 2004, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2004, follow:

                                                    Amortized        Estimated
                                                       Cost          Fair Value
                                                    ----------       ----------

                                                           (in thousands)

      Due in one year or less                       $  278,939       $  281,954
      Due after one year through five years          2,076,145        2,138,574
      Due after five years through ten years         1,299,345        1,339,499
      Due after ten years                              427,165          444,433
      Mortgage-backed securities                       926,274          956,567
                                                    ----------       ----------

        Total                                       $5,007,868       $5,161,027
                                                    ==========       ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                       Gross            Gross
                                                    Unrealized       Unrealized
                                                       Gains           Losses
                                                    ----------       ----------

                                                           (in thousands)

      AT DECEMBER 31, 2004:

      U.S. government securities                    $    1,857       $       --
      Mortgage-backed securities                        32,678           (2,385)
      Securities of public utilities                    11,418             (761)
      Corporate bonds and notes                        118,069          (13,183)
      Redeemable preferred stocks                        1,410               --
      Other debt securities                             14,871          (10,815)
                                                    ----------       ----------

        Total                                       $  180,303       $  (27,144)
                                                    ==========       ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                                       Gross            Gross
                                                    Unrealized       Unrealized
                                                       Gains           Losses
                                                    ----------       ----------

                                                           (in thousands)

      AT DECEMBER 31, 2003:

      U.S. government securities                    $    1,898       $       --
      Mortgage-backed securities                        46,346           (2,980)
      Securities of public utilities                    13,467           (1,315)
      Corporate bonds and notes                        127,996          (21,108)
      Redeemable preferred stocks                          660               --
      Other debt securities                             24,366          (34,713)
                                                    ----------       ----------

        Total                                       $  214,733       $  (60,116)
                                                    ==========       ==========

      Gross unrealized gains on equity securities aggregated $26,000 at December 31, 2004 and $112,000 at December 31, 2003. There were no unrealized losses on equity securities at December 31, 2004 and gross unrealized losses on equity securities aggregated $20,000 at December 31, 2003.

      The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2004 and 2003 (dollars in thousands).

                                   Less than 12 Months                   12 Months or More                        Total
                           -----------------------------------  -----------------------------------  -------------------------------
                                       Unrealized                           Unrealized                           Unrealized
    December 31, 2004      Fair Value     Loss         Items    Fair Value     Loss         Items    Fair Value     Loss      Items
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
    Mortgage-backed
      securities           $  125,589  $   (1,282)          23  $   40,275  $   (1,103)           9  $  165,864  $   (2,385)      32
    Securities of public
      utilities                46,249        (761)           9           0           0            0      46,249        (761)       9
    Corporate bonds
      and notes               487,923      (7,418)          86      87,194      (5,765)          15     575,117     (13,183)     101
    Other debt securities     207,378      (4,062)          36      79,782      (6,753)          12     287,160     (10,815)      48
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
      Total                $  867,139  $  (13,523)         154  $  207,251  $  (13,621)          36  $1,074,390  $  (27,144)     190
                           ==========  ==========   ==========  ==========  ==========   ==========  ==========  ==========   ======

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                   Less than 12 Months                   12 Months or More                        Total
                           -----------------------------------  -----------------------------------  -------------------------------
                                       Unrealized                           Unrealized                           Unrealized
    December 31, 2003      Fair Value     Loss         Items    Fair Value     Loss         Items    Fair Value     Loss      Items
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
    Mortgage-backed
      securities           $  180,559  $   (2,882)          49  $   13,080  $      (98)           6  $  193,639  $   (2,980)      55
    Securities of public
      utilities                67,626      (1,315)           8          --          --           --      67,626      (1,315)       8
    Corporate bonds
      and notes               276,373     (17,086)          54      30,383      (4,022)           5     306,756     (21,108)      59
    Other debt securities     302,230     (33,951)          54      41,523        (762)           5     343,753     (34,713)      59
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
      Total                $  826,788  $  (55,234)         165  $   84,986  $   (4,882)          16  $  911,774  $  (60,116)     181
                           ==========  ==========   ==========  ==========  ==========   ==========  ==========  ==========   ======

      Realized investment gains and losses on sales of investments are as follows:

                                                Years ended December 31,
                                        ----------------------------------------
                                          2004            2003            2002
                                        --------        --------        --------

                                                     (in thousands)
      BONDS, NOTES AND REDEEMABLE
        PREFERRED STOCKS:
        Realized gains                  $ 12,240        $ 30,896        $ 25,013
        Realized losses                  (12,623)        (11,818)        (32,865)

      COMMON STOCKS:
        Realized gains                         5             561              --
        Realized losses                     (247)           (117)           (169)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      The sources and related amounts of investment income are as follows:

                                                                   Years ended December 31,
                                                         -------------------------------------------
                                                            2004             2003             2002
                                                         ---------        ---------        ---------

                                                                        (in thousands)

      Short-term investments                             $   2,483        $   1,363        $   5,447
      Bonds, notes and redeemable preferred stocks         293,258          321,493          305,480
      Mortgage loans                                        50,825           53,951           55,417
      Partnerships                                             417             (478)          12,344
      Policy loans                                          17,130           15,925           18,796
      Real estate                                             (202)            (331)            (276)
      Other invested assets                                  2,149           13,308           (7,496)
      Less: investment expenses                             (2,466)          (2,308)          (2,357)
                                                         ---------        ---------        ---------

      Total investment income                            $ 363,594        $ 402,923        $ 387,355
                                                         =========        =========        =========


      Investment income was attributable to the following products:

                                                                   Years ended December 31,
                                                         -------------------------------------------
                                                            2004             2003             2002
                                                         ---------        ---------        ---------

                                                                        (in thousands)

      Fixed annuity contracts                            $  34,135        $  37,762        $  41,856
      Variable annuity contracts                           222,660          239,863          201,766
      Guaranteed investment contracts                       13,191           20,660           28,056
      Universal life insurance contracts                    92,645          100,019          105,878
      Asset management                                         963            4,619            9,799
                                                         ---------        ---------        ---------
      Total                                              $ 363,594        $ 402,923        $ 387,355
                                                         =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
      CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SUBORDINATED NOTES TO/FROM AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

      The estimated fair values of the Company's financial instruments at December 31, 2004 and 2003 compared with their respective carrying values, are as follows:

                                                                         Carrying            Fair
                                                                           Value             Value
                                                                        -----------       -----------

                                                                               (in thousands)
      DECEMBER 31, 2004:

      ASSETS:
        Cash and short-term investments                                 $   201,117       $   201,117
        Bonds, notes and redeemable preferred stocks                      5,161,027         5,161,027
        Mortgage loans                                                      624,179           657,828
        Policy loans                                                        185,958           185,958
        Mutual funds                                                          6,131             6,131
        Common stocks                                                         4,902             4,902
        Partnerships                                                          1,084             1,084
        Securities lending collateral                                       883,792           883,792
        Put options hedging guaranteed benefits                              37,705            37,705
        Variable annuity assets held in separate accounts                22,612,451        22,612,451

      LIABILITIES:
        Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                             $ 3,948,158       $ 3,943,265
        Reserves for guaranteed investment contracts                        215,331           219,230
        Securities lending payable                                          883,792           883,792
        Variable annuity liabilities related to separate accounts        22,612,451        22,612,451

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                         Carrying            Fair
                                                                           Value             Value
                                                                        -----------       -----------

                                                                               (in thousands)
      DECEMBER 31, 2003:

      ASSETS:
        Cash and short-term investments                                 $   133,105       $   133,105
        Bonds, notes and redeemable preferred stocks                      5,505,800         5,505,800
        Mortgage loans                                                      716,846           774,758
        Policy loans                                                        200,232           200,232
        Mutual funds                                                         21,159            21,159
        Common stocks                                                           727               727
        Partnerships                                                          1,312             1,685
        Securities lending collateral                                       514,145           514,145
        Put options hedging guaranteed benefits                               9,141             9,141
        Variable annuity assets held in separate accounts                19,178,796        19,178,796

      LIABILITIES:
        Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                             $ 4,274,329       $ 4,225,329
        Reserves for guaranteed investment contracts                        218,032           223,553
        Securities lending payable                                          514,145           514,145
        Variable annuity liabilities related to separate accounts        19,178,796        19,178,796
        Subordinated note payable to affiliate                               40,960            40,960

5.    DEFERRED ACQUISITION COSTS

      The following table summarizes the activity in deferred acquisition costs:

                                                                     Years Ended December 31,
                                                                  ------------------------------
                                                                      2004               2003
                                                                  -----------        -----------

                                                                          (in thousands)

      Balance at beginning of year                                $ 1,268,621        $ 1,224,101
      Acquisition costs deferred                                      246,033            212,250
      Effect of net unrealized gains (losses) on securities               267            (30,600)
      Amortization charged to income                                 (126,142)          (137,130)
      Cumulative effect of SOP 03-1                                   (39,690)                --
                                                                  -----------        -----------

      Balance at end of year                                      $ 1,349,089        $ 1,268,621
                                                                  ===========        ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.    OTHER DEFERRED EXPENSES

      The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                                    Bonus         Distribution
                                                                   Payments          Costs            Total
                                                                  ---------        ---------        ---------

                                                                                 (in thousands)
      YEAR ENDED DECEMBER 31, 2004

      Balance at beginning of year                                $ 155,695        $  81,011        $ 236,707
      Expenses deferred                                              36,732           26,175           62,906
      Effect of net unrealized gains (losses) on securities              33               --               33
      Amortization charged in income                                (10,357)         (31,508)         (41,865)
                                                                  ---------        ---------        ---------

      Balance at end of year                                      $ 182,103        $  75,678        $ 257,781
                                                                  =========        =========        =========


      YEAR ENDED DECEMBER 31, 2003

      Balance at beginning of year                                $ 140,647        $  72,053        $ 212,700
      Expenses deferred                                              38,224           31,934           70,159
      Effect of net unrealized gains (losses) on securities          (3,400)              --           (3,400)
      Amortization charged in income                                (19,776)         (22,976)         (42,752)
                                                                  ---------        ---------        ---------

      Balance at end of year                                      $ 155,695        $  81,011        $ 236,707
                                                                  =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS

      The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the Fixed Options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death, at specified dates during the accumulation period, upon certain withdrawals or at annuitization. Such benefits are referred to as GMDB, GMAV, GMWB and guaranteed minimum income benefits ("GMIB"), respectively. The Company also issues certain variable annuity products that offer an optional earnings enhancement benefit ("EEB") feature that provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums.

      The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees, net of reinsurance, in the consolidated statement of income and comprehensive income. Changes in liabilities for minimum guarantees are included in guaranteed benefits, net of reinsurance, in the consolidated statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the consolidated statement of income and comprehensive income.

      The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

      EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

      If available and elected by the contract holder, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. As there is a waiting period to annuitize using the GMIB, there are no policies eligible to receive this benefit at December 31, 2004. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company purchases put options on the S&P 500 index to partially offset this risk. GMAVs are considered to be derivatives under FAS 133, and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

      GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days adjusted for any subsequent withdrawals ("Eligible Premium"). These guaranteed annual withdrawals of up to 10% of Eligible Premium are available after either a three-year or a five-year waiting period as elected by the contract holder at time of contract issuance, without reducing the future amounts guaranteed. If no withdrawals have been made during the waiting period of three or five years, the contract holder will realize an additional 10% or 20%, respectively, of Eligible Premium after all other amounts guaranteed under this benefit have been paid. GMWBs are considered to be derivatives under FAS 133 and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      Details concerning the Company's guaranteed benefit exposures as of December 31, 2004 are as follows:

                                                                                          Highest Specified
                                                                                             Anniversary
                                                                          Return of Net     Account Value
                                                                         Deposits Plus a  Minus Withdrawals
                                                                         Minimum Return   Post Anniversary
                                                                         ---------------  -----------------

                                                                               (dollars in millions)
      In the event of death (GMDB and EEB):
         Account value                                                        $12,883          $12,890
         Net amount at risk (a)                                               $   933          $ 1,137
         Average attained age of contract holders                                  67               64
         Range of guaranteed minimum return rates                               0%-5%               0%

      At annuitization (GMIB):
         Account value                                                        $ 6,942
         Net amount at risk (b)                                               $     3
         Weighted average period remaining until earliest annuitization     3.8 Years
         Range of guaranteed minimum return rates                             0%-6.5%

      Accumulation at specified date (GMAV):
         Account value                                                        $ 1,533
         Net amount at risk (c)                                               $    --
         Weighted average period remaining until guaranteed payment         9.0 Years

      Annual withdrawals at specified date (GMWB):
         Account value                                                        $   294
         Net amount at risk (d)                                               $    --
         Weighted average period remaining until expected payout           13.9 Years

      (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

      (b) Net amount at risk represents the present value of the expected annuitization payments at the expected annuitization dates in excess of the present value of the expected account value at the expected annuitization dates, net of reinsurance.

      (c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

      (d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made during the waiting period of 3 or 5 years, the contract holder will realize an additional 10% or 20% of Eligible Premium, respectively, after all other amounts guaranteed under this benefit have been paid. The additional 10% or 20% enhancement increases the net amount at risk by $26.3 million and is payable no sooner than 13 or 15 years from contract issuance for the 3 or 5 year waiting periods, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                                            (in thousands)
Balance at January 1, 2004 before reinsurance (e)                             $  92,873
Guaranteed benefits incurred                                                     61,472
Guaranteed benefits paid                                                        (49,947)
                                                                              ---------

Balance at December 31, 2004 before reinsurance                                 104,398
  Less reinsurance                                                              (27,449)
                                                                              ---------

Balance at December 31, 2004, net of reinsurance                              $  76,949
                                                                              =========

      (e) Includes amounts from the one-time cumulative accounting change resulting from the adoption of SOP 03-1.

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

      - Data used was 5,000 stochastically generated investment performance scenarios.

      -     Mean investment performance assumption was 10%.

      -     Volatility assumption was 16%.

      -     Mortality was assumed to be 64% of the 75-80 ALB table.

      - Lapse rates vary by contract type and duration and range from 0% to 40%.

      -     The discount rate was approximately 8%.

8.    REINSURANCE

      Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

      Variable policy fees are net of reinsurance premiums of $28,604,000, $30,795,000 and $22,500,000 in 2004, 2003 and 2002, respectively.
      Universal life insurance fees are net of reinsurance premiums of $34,311,000, $33,710,000 and $34,098,000 in 2004, 2003 and 2002,
      respectively.

      The Company has a reinsurance treaty under which the Company retains no more than $100,000 of risk on any one insured life in order to limit the exposure to loss on any single insured. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $34,163,000, $34,036,000 and $29,171,000 in 2004, 2003 and 2002,
      respectively. Guaranteed benefits were reduced by reinsurance recoveries of $2,716,000, $8,042,000 and $8,362,000 in 2004, 2003 and 2002,
      respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has six agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2004 is $195,442,000. These commitments have contractual maturity dates in 2005. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $62,590,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The Internal Revenue Service has completed its examinations into the transactions underlying these commitments, including the Company's role in the transactions. The examination did not result in a material loss to the Company.

      At December 31, 2004, the Company has commitments to purchase a total of approximately $10,000,000 of asset-backed securities in the ordinary course of business. The expiration dates of these commitments are as follows: $2,000,000 in 2005 and $8,000,000 in 2007.

      Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its subsidiaries in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows of the Company.

      Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

      On April 5, 2004, a purported class action captioned Nitika Mehta, as
                                                           ----------------
      Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance
      ------------------------------------------------------------------------
      Company, Case 04L0199, was filed in the Circuit Court, Twentieth Judicial
      -------
      District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time. The company cannot estimate a range because the litigation has not progressed beyond the preliminary stage.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2004 and 2003, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                                             Years ended December 31,
                                                                   -------------------------------------------
                                                                      2004             2003             2002
                                                                   ---------        ---------        ---------

                                                                                  (in thousands)
      ADDITIONAL PAID-IN CAPITAL:
        Beginning balances                                         $ 709,246        $ 709,246        $ 509,246
        Capital contributions by Parent                               49,100               --          200,000
                                                                   ---------        ---------        ---------

        Ending balances                                            $ 758,346        $ 709,246        $ 709,246
                                                                   =========        =========        =========

      RETAINED EARNINGS:
        Beginning balances                                         $ 828,423        $ 730,321        $ 669,103
        Net income                                                   142,502           93,530           31,689
        Dividends paid to Parent                                      (2,500)         (12,187)         (10,000)
        Adjustment for tax benefit of distributed subsidiary             287           16,759           39,529
        Tax effect on a distribution of investment                   (49,100)              --               --
                                                                   ---------        ---------        ---------

        Ending balances                                            $ 919,612        $ 828,423        $ 730,321
                                                                   =========        =========        =========

      ACCUMULATED OTHER COMPREHENSIVE
        INCOME (LOSS):
        Beginning balances                                         $  72,610        $  16,504        $ (29,272)
        Change in net unrealized gains (losses)
          on debt securities available for sale                       (1,459)         118,725           98,718
        Change in net unrealized gains (losses)
          on equity securities available for sale                        (65)           1,594           (1,075)
        Change in net unrealized gains on foreign currency             1,170               --               --
        Change in adjustment to deferred acquisition costs
          and other deferred expenses                                    300          (34,000)         (25,000)
        Net change related to cash flow hedges                            --               --           (2,218)
        Tax effects of net changes                                        19          (30,213)         (24,649)
                                                                   ---------        ---------        ---------

        Ending balances                                            $  72,575        $  72,610        $  16,504
                                                                   =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                           December 31,     December 31,
                                                               2004             2003
                                                            ---------        ---------

                                                                  (in thousands)

        Gross unrealized gains                              $ 180,329        $ 214,845
        Gross unrealized losses                               (27,144)         (60,136)
        Unrealized gain on foreign currency                     1,170               --
        Adjustment to DAC and other deferred expenses         (42,700)         (43,000)
        Deferred income taxes                                 (39,080)         (39,099)
                                                            ---------        ---------

        Accumulated other comprehensive income              $  72,575        $  72,610
                                                            =========        =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to shareholder in the year 2005 without obtaining prior approval is $83,649,000. Dividends of $2,500,000 were paid in 2004. Prior to the capital contribution of SAAMCo to the Company, SAAMCo paid dividends to its parent, SunAmerica Life Insurance Company, of $12,187,000 and $10,000,000 in 2003 and 2002, respectively.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $99,288,000 for the year ended December 31, 2004, net income of $89,071,000 and net loss of $180,737,000 for the years ended December 31, 2003 and 2002, respectively. The Company's statutory capital and surplus totaled $840,001,000 at December 31, 2004 and $602,348,000 at December 31, 2003.

11.   INCOME TAXES

      The components of the provisions for income taxes on pretax income consist of the following:

                                               Years ended December 31,
                                     ------------------------------------------
                                        2004             2003             2002
                                     ---------        ---------        ---------

                                                    (in thousands)

      Current expense (benefit)      $ (42,927)       $ 127,655        $(105,369)
      Deferred expense (benefit)        49,337          (97,408)         105,529
                                     ---------        ---------        ---------

      Total income tax expense       $   6,410        $  30,247        $     160
                                     =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income tax expenses reflected in statement of income and comprehensive income provided differ as follows:

                                                                       Years ended December 31,
                                                               ----------------------------------------
                                                                 2004            2003            2002
                                                               --------        --------        --------

                                                                            (in thousands)

      Amount computed at statutory rate                        $ 74,025        $ 43,322        $ 11,147
      Increases (decreases) resulting from:
          State income taxes, net of federal tax benefit          4,020           2,273            (567)
          Dividends received deduction                          (19,058)        (15,920)        (10,117)
          Tax credits                                            (4,000)             --              --
          Adjustment to prior year tax liability (a)            (39,730)             --              --
          Other, net                                             (8,847)            572            (303)
                                                               --------        --------        --------

        Total income tax expense                               $  6,410        $ 30,247        $    160
                                                               ========        ========        ========


            (a) In 2004, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

      Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

      At December 31, 2004, the Company had net operating carryforwards, capital loss carryforwards and tax credit carryforwards for Federal income tax purposes of $15,515,000, $63,774,000 and $44,604,000, respectively, arising from affordable housing investments no longer owned by SAAMCo. Such carryforwards expire in 2018, 2006 to 2008 and 2018, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                                                   December 31,     December 31,
                                                                                       2004             2003
                                                                                    ---------        ---------

                                                                                          (in thousands)

        DEFERRED TAX LIABILITIES:

        Deferred acquisition costs and other deferred expenses                      $ 432,868        $ 473,387
        State income taxes                                                             10,283            5,744
        Other liabilities                                                              15,629              350
        Net unrealized gains on debt and equity securities available for sale          39,080           39,098

                                                                                    ---------        ---------
        Total deferred tax liabilities                                                497,860          518,579
                                                                                    ---------        ---------

        DEFERRED TAX ASSETS:

        Investments                                                                   (28,915)         (25,213)
        Contract holder reserves                                                     (122,691)        (158,112)
        Guaranty fund assessments                                                      (3,402)          (3,408)
        Deferred income                                                                 (5,604)         (3,801)
        Other assets                                                                   (1,068)          (7,446)
        Net operating loss carryforward                                                (5,430)              --
        Capital loss carryforward                                                     (22,321)         (20,565)
        Low income housing credit carryforward                                        (44,604)         (36,600)
        Partnership income/loss                                                        (6,293)         (20,878)

                                                                                    ---------        ---------
        Total deferred tax assets                                                    (240,328)        (276,023)
                                                                                    ---------        ---------

        Deferred income taxes                                                       $ 257,532        $ 242,556
                                                                                    =========        =========


      The Company has concluded that the deferred tax asset will be fully realized and no valuation allowance is necessary.

12.   RELATED-PARTY MATTERS

      As of December 31, 2004, subordinated notes payable to affiliates were paid off except for accrued interest totaling $460,000 which is included in other liabilities on the consolidated balance sheet.

      On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On December 19, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS. Under the terms of this agreement, the Company has immediate access of up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500,000,000. Any advances made under this agreement must be repaid within 30 days. At December 31, 2004 and 2003, the Company owed $0 and $14,000,000, respectively, under this agreement, which was included in due to affiliates.

      On October 31, 2003, the Company became a party to an existing credit agreement under which the Company agreed to make loans to AIG in an aggregate amount of up to $60,000,000. This commitment expires on October 28, 2005. There were no balances outstanding under this agreement at December 31, 2004.

      For the years ended December 31, 2004, 2003 and 2002, the Company paid commissions totaling $60,674,000, $51,716,000 and $59,058,000, respectively, to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities Inc. These affiliated broker-dealers distribute a significant portion of the Company's variable annuity products amounting to approximately 23%, 24% and 31% of deposits for each of the respective years. Of the Company's mutual fund sales, approximately 25%, 23% and 28% were distributed by these affiliated broker-dealers for the years ended December 31, 2004, 2003 and 2002, respectively.

      On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $1,537,000 in 2004 and are included in the Company's consolidated statement of income and comprehensive income. A fee of $150,000, $1,620,000 and $1,777,000 was paid under a different agreement in 2004, 2003 and 2002, respectively.

      On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement totaled $9,074,000, $7,587,000 and $7,614,000 in 2004, 2003 and 2002, respectively, and are net of certain administrative costs incurred by VALIC of

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      $2,593,000, $2,168,000 and $2,175,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.

      The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

      The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's contract holders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

      The Company's ultimate parent, AIG, has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the SEC and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG, resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us. While the outcome of this investigation is not determinable at this time, management believes that the ultimate outcome will not have a material adverse effect on Company operating results, cash flows or financial position.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, legal, marketing and data processing services from its Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $148,554,000 for the year ended December 31, 2004, $126,531,000 for the year ended December 31, 2003 and $119,981,000 for the year ended December 31, 2002. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $60,183,000, $48,733,000 and $49,004,000 respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $3,712,000, $3,838,000 and $3,408,000 for the years ended December 31, 2004, 2003 and
      2002, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      The Company incurred $1,113,000, $500,000 and $790,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2004, 2003 and 2002, respectively (see Note 2).

      In December 2003, the Company purchased an affiliated bond with a carrying value of $37,129,000. At December 31, 2004, the affiliated bond has a market value of $34,630,000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS

      The Company conducts its business through two business segments, annuity operations and asset management operations. Annuity operations consists of the sale and administration of deposit-type insurance contracts, including fixed and variable annuity contracts, universal life insurance contracts and GICs. Asset management operations, which includes the managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios, is conducted by SAAMCo and its subsidiary and distributor, SACS, and its subsidiary and servicing administrator, SFS. Following is selected information pertaining to the Company's business segments.

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2004:
          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    369,141        $         --       $    369,141
            Asset management fees                                     --              89,569             89,569
            Universal life insurance policy fees, net
              of reinsurance                                      33,899                  --             33,899
            Surrender charges                                     26,219                  --             26,219
            Other fees                                                --              15,753             15,753
                                                            ------------        ------------       ------------
          Total fee income                                       429,259             105,322            534,581

          Investment income                                      362,631                 963            363,594
          Net realized investment gains (losses)                 (24,100)                293            (23,807)
                                                            ------------        ------------       ------------

          Total revenues                                         767,790             106,578            874,368
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       220,668               2,081            222,749
          Amortization of bonus interest                          10,357                  --             10,357
          General and administrative expenses                     93,188              38,424            131,612
          Amortization of deferred acquisition costs
            and other deferred expenses                          126,142              31,508            157,650
          Annual commissions                                      64,323                  --             64,323
          Claims on universal life contracts,
            net of reinsurance recoveries                         17,420                  --             17,420
          Guaranteed benefits, net of reinsurance
            recoveries                                            58,756                  --             58,756
                                                            ------------        ------------       ------------

          Total benefits and expenses                            590,854              72,013            662,867
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $    176,936        $     34,565       $    211,501
                                                            ============        ============       ============

          Total assets                                      $ 31,323,462        $    217,155       $ 31,540,617
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $        132       $        132
                                                            ============        ============       ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS (Continued)

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2003:

          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    281,359        $         --       $    281,359
            Asset management fees                                     --              66,663             66,663
            Universal life insurance policy fees, net
              of reinsurance                                      35,816                  --             35,816
            Surrender charges                                     27,733                  --             27,733
            Other fees                                                --              15,520             15,520
                                                            ------------        ------------       ------------
          Total fee income                                       344,908              82,183            427,091

          Investment income                                      398,304               4,619            402,923
          Net realized investment losses                         (30,354)                 --            (30,354)
                                                            ------------        ------------       ------------

          Total revenues                                         712,858              86,802            799,660
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       237,585               2,628            240,213
          Amortization of bonus interest                          19,776                  --             19,776
          General and administrative expenses                     83,013              36,080            119,093
          Amortization of deferred acquisition costs
            and other deferred expenses                          137,130              22,976            160,106
          Annual commissions                                      55,661                  --             55,661
          Claims on universal life contracts,
            net of reinsurance recoveries                         17,766                  --             17,766
          Guaranteed benefits, net of reinsurance
            recoveries                                            63,268                  --             63,268
                                                            ------------        ------------       ------------

          Total benefits and expenses                            614,199              61,684            675,883
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $     98,659        $     25,118       $    123,777
                                                            ============        ============       ============

          Total assets                                      $ 27,781,457        $    190,270       $ 27,971,727
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $      2,977       $      2,977
                                                            ============        ============       ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.     BUSINESS SEGMENTS (Continued)

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2002:

          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    286,919        $         --       $    286,919
            Asset management fees                                     --              66,423             66,423
            Universal life insurance policy fees, net
              of reinsurance                                      36,253                  --             36,253
            Surrender charges                                     32,507                  --             32,507
            Other fees                                             3,304              18,596             21,900
                                                            ------------        ------------       ------------
          Total fee income                                       358,983              85,019            444,002

          Investment income                                      377,556               9,799            387,355
          Net realized investment losses                         (65,811)                 --            (65,811)
                                                            ------------        ------------       ------------

          Total revenues                                         670,728              94,818            765,546
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       234,261               3,868            238,129
          Amortization of bonus interest                          16,277                  --             16,277
          General and administrative expenses                     79,287              35,923            115,210
          Amortization of deferred acquisition costs
            and other deferred expenses                          171,583              50,901            222,484
          Annual commissions                                      58,389                  --             58,389
          Claims on universal life contracts,
            net of reinsurance recoveries                         15,716                  --             15,716
          Guaranteed benefits, net of reinsurance
            recoveries                                            67,492                  --             67,492
                                                            ------------        ------------       ------------

          Total benefits and expenses                            643,005              90,692            733,697
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $     27,723        $      4,126       $     31,849
                                                            ============        ============       ============

          Total assets                                      $ 23,538,832        $    214,157       $ 23,752,989
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $      7,297       $      7,297
                                                            ============        ============       ============

                          VARIABLE ANNUITY ACCOUNT FIVE

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 APRIL 30, 2005

                          VARIABLE ANNUITY ACCOUNT FIVE

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                 APRIL 30, 2005

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .......     1
Statement of Assets and Liabilities ...........................     2
Schedule of Portfolio Investments .............................    11
Statement of Operations .......................................    12
Statement of Changes in Net Assets ............................    19
Notes to Financial Statements .................................    36

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Five

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2005, the results of each of their operations for the periods indicated and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
August 18, 2005

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005

                                                                       Moderate      Balanced   Conservative  Large Cap   Large Cap
                                                           Growth       Growth        Growth       Growth      Growth     Composite
                                                          Strategy     Strategy      Strategy     Strategy    Portfolio   Portfolio
                                                          (Class 1)    (Class 1)     (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                                        ------------ ------------- ------------ ------------ ----------- -----------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                              $ 96,764,870 $ 105,864,120 $ 83,566,913 $ 63,608,233 $13,076,343 $ 4,328,593

     Receivable from AIG SunAmerica Life
       Assurance Company                                           0             0            0            0           0           0
                                                        ------------ ------------- ------------ ------------ ----------- -----------

Total Assets:                                           $ 96,764,870 $ 105,864,120 $ 83,566,913 $ 63,608,233 $13,076,343 $ 4,328,593

Liabilities:
     Payable to AIG SunAmerica Life Assurance Company              0             0            0            0           0           0
                                                        ------------ ------------- ------------ ------------ ----------- -----------

Net Assets                                              $ 96,764,870 $ 105,864,120 $ 83,566,913 $ 63,608,233 $13,076,343 $ 4,328,593
                                                        ============ ============= ============ ============ =========== ===========

     Accumulation units                                   96,370,936   105,117,022   83,321,329   62,869,381  13,052,024   4,288,203

     Contracts in payout (annuitization) period              393,934       747,098      245,584      738,852      24,319      40,390
                                                        ------------ ------------- ------------ ------------ ----------- -----------

          Total net assets                              $ 96,764,870 $ 105,864,120 $ 83,566,913 $ 63,608,233 $13,076,343 $ 4,328,593
                                                        ============ ============= ============ ============ =========== ===========

Accumulation units outstanding                             6,154,039     6,839,418    5,514,875    4,265,494   1,558,414     469,827
                                                        ============ ============= ============ ============ =========== ===========

Contracts with total expenses of 1.40%:
     Net Assets                                         $ 95,346,033 $ 103,397,011 $ 81,439,117 $ 61,982,034 $12,341,735 $ 4,237,014
     Accumulation units outstanding                        6,063,149     6,678,901    5,373,453    4,155,661   1,461,745     458,999
     Unit value of accumulation units                   $      15.73 $       15.48 $      15.16 $      14.92 $      8.44 $      9.23

Contracts with total expenses of 1.52%:
     Net Assets                                         $  1,418,837 $   2,467,109 $  2,127,796 $  1,626,199 $   734,608 $    91,579
     Accumulation units outstanding                           90,890       160,517      141,422      109,833      96,669      10,828
     Unit value of accumulation units                   $      15.61 $       15.37 $      15.05 $      14.81 $      7.60 $      8.46

Contracts with total expenses of 1.55% (1):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.55% (2):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.65%:
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.70% (3):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.70% (4):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.80%:
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.95% (5):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

Contracts with total expenses of 1.95% (6):
     Net Assets                                         $          - $           - $          - $          - $         - $         -
     Accumulation units outstanding                                -             -            -            -           -           -
     Unit value of accumulation units                   $          - $           - $          - $          - $         - $         -

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                          Large Cap    Mid Cap     Mid Cap                International Diversified
                                                            Value      Growth       Value      Small Cap     Equity     Fixed Income
                                                          Portfolio   Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                                          (Class 1)   (Class 1)   (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                                        ------------ ----------- ------------ ----------- ------------- ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                              $ 14,000,876 $13,073,202 $ 15,254,845 $ 9,092,797 $   8,630,369 $ 11,941,602

     Receivable from AIG SunAmerica Life
       Assurance Company                                           0           0            0           0             0            0
                                                        ------------ ----------- ------------ ----------- ------------- ------------

Total Assets:                                           $ 14,000,876 $13,073,202 $ 15,254,845 $ 9,092,797 $   8,630,369 $ 11,941,602

Liabilities:
     Payable to AIG SunAmerica Life Assurance
       Company                                                     0           0            0           0             0            0
                                                        ------------ ----------- ------------ ----------- ------------- ------------

Net Assets                                              $ 14,000,876 $13,073,202 $ 15,254,845 $ 9,092,797 $   8,630,369 $ 11,941,602
                                                        ============ =========== ============ =========== ============= ============

     Accumulation units                                   13,951,877  13,049,468   15,176,617   9,066,496     8,609,380   11,713,060

     Contracts in payout (annuitization) period               48,999      23,734       78,228      26,301        20,989      228,542
                                                        ------------ ----------- ------------ ----------- ------------- ------------

          Total net assets                              $ 14,000,876 $13,073,202 $ 15,254,845 $ 9,092,797 $   8,630,369 $ 11,941,602
                                                        ============ =========== ============ =========== ============= ============

Accumulation units outstanding                             1,112,414     934,224      766,979     874,189     1,000,040      986,652
                                                        ============ =========== ============ =========== ============= ============

Contracts with total expenses of 1.40%:
     Net Assets                                         $ 13,592,925 $12,226,142 $ 14,558,978 $ 8,629,407 $   8,231,843 $ 11,358,430
     Accumulation units outstanding                        1,078,477     868,447      731,313     827,774       950,465      937,568
     Unit value of accumulation units                   $      12.60 $     14.08 $      19.91 $     10.42 $        8.66 $      12.11

Contracts with total expenses of 1.52%:
     Net Assets                                         $    407,951 $   847,060 $    695,867 $   463,390 $     398,526 $    583,172
     Accumulation units outstanding                           33,937      65,777       35,666      46,415        49,575       49,084
     Unit value of accumulation units                   $      12.02 $     12.88 $      19.51 $      9.98 $        8.04 $      11.88

Contracts with total expenses of 1.55% (1):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.55% (2):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.65%:
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.70% (3):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.70% (4):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.80%:
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.95% (5):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

Contracts with total expenses of 1.95% (6):
     Net Assets                                         $          - $         - $          - $         - $           - $          -
     Accumulation units outstanding                                -           -            -           -             -            -
     Unit value of accumulation units                   $          - $         - $          - $         - $           - $          -

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                           Cash        Focus                    Moderate     Balanced   Conservative
                                                         Management    Growth       Growth       Growth       Growth       Growth
                                                          Portfolio   Portfolio    Strategy     Strategy     Strategy     Strategy
                                                         (Class 1)    (Class 1)   (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                                        ------------ ----------- ------------ ------------ ------------ ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                              $  4,277,354 $ 6,310,171 $152,584,844 $297,104,115 $268,333,908 $191,535,454

     Receivable from AIG SunAmerica Life
        Assurance Company                                          0           0            0            0            0            0
                                                        ------------ ----------- ------------ ------------ ------------ ------------

Total Assets:                                           $  4,277,354 $ 6,310,171 $152,584,844 $297,104,115 $268,333,908 $191,535,454

Liabilities:
     Payable to AIG SunAmerica Life Assurance
        Company                                                    0           0            0            0            0            0
                                                        ------------ ----------- ------------ ------------ ------------ ------------

Net Assets                                              $  4,277,354 $ 6,310,171 $152,584,844 $297,104,115 $268,333,908 $191,535,454
                                                        ============ =========== ============ ============ ============ ============

     Accumulation units                                    4,274,367   6,281,214  152,584,844  297,104,115  268,333,908  191,535,454

     Contracts in payout (annuitization) period                2,987      28,957            0            0            0            0
                                                        ------------ ----------- ------------ ------------ ------------ ------------

          Total net assets                              $  4,277,354 $ 6,310,171 $152,584,844 $297,104,115 $268,333,908 $191,535,454
                                                        ============ =========== ============ ============ ============ ============

Accumulation units outstanding                               401,782     923,917    9,835,559   19,474,266   17,959,634   13,019,391
                                                        ============ =========== ============ ============ ============ ============

Contracts with total expenses of 1.40%:
     Net Assets                                         $  4,252,356 $ 6,117,075 $ 44,162,362 $ 88,823,691 $ 89,403,755 $ 63,002,909
     Accumulation units outstanding                          399,414     893,819    2,828,732    5,777,656    5,941,411    4,254,632
     Unit value of accumulation units                   $      10.65 $      6.84 $      15.61 $      15.37 $      15.05      $ 14.81

Contracts with total expenses of 1.52%:
     Net Assets                                         $     24,998 $   193,096 $          - $          - $          - $          -
     Accumulation units outstanding                            2,368      30,098            -            -            -            -
     Unit value of accumulation units                   $      10.56 $      6.42 $          - $          - $          - $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                         $          - $         - $ 14,412,971 $ 24,881,012 $ 21,773,760 $ 12,340,051
     Accumulation units outstanding                                -           -      919,258    1,626,293    1,454,986      829,709
     Unit value of accumulation units                   $          - $         - $      15.68 $      15.30 $      14.96 $      14.87

Contracts with total expenses of 1.55% (2):
     Net Assets                                         $          - $         - $          - $          - $          - $          -
     Accumulation units outstanding                                -           -            -            -            -            -
     Unit value of accumulation units                   $          - $         - $          - $          - $          - $          -

Contracts with total expenses of 1.65%:
     Net Assets                                         $          - $         - $ 87,234,768 $164,021,090 $143,765,576 $106,356,220
     Accumulation units outstanding                                -           -    5,650,953   10,789,998    9,661,400    7,267,578
     Unit value of accumulation units                   $          - $         - $      15.44 $      15.20 $      14.88 $      14.63

Contracts with total expenses of 1.70% (3):
     Net Assets                                         $          - $         - $  2,753,998 $  9,437,441 $  8,318,562 $  5,336,102
     Accumulation units outstanding                                -           -      176,567      621,189      559,210      360,936
     Unit value of accumulation units                   $          - $         - $      15.60 $      15.19 $      14.88 $      14.78

Contracts with total expenses of 1.70% (4):
     Net Assets                                         $          - $         - $          - $          - $          - $          -
     Accumulation units outstanding                                -           -            -            -            -            -
     Unit value of accumulation units                   $          - $         - $          - $          - $          - $          -

Contracts with total expenses of 1.80%:
     Net Assets                                         $          - $         - $          - $          - $          - $          -
     Accumulation units outstanding                                -           -            -            -            -            -
     Unit value of accumulation units                   $          - $         - $          - $          - $          - $          -

Contracts with total expenses of 1.95% (5):
     Net Assets                                         $          - $         - $  4,020,745 $  9,940,881 $  5,072,255 $  4,500,172
     Accumulation units outstanding                                -           -      260,049      659,130      342,627      306,536
     Unit value of accumulation units                   $          - $         - $      15.46 $      15.08 $      14.80 $      14.68

Contracts with total expenses of 1.95% (6):
     Net Assets                                         $          - $         - $          - $          - $          - $          -
     Accumulation units outstanding                                -           -            -            -            -            -
     Unit value of accumulation units                   $          - $         - $          - $          - $          - $          -

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                  Large Cap     Large Cap     Large Cap      Mid Cap       Mid Cap
                                                    Growth      Composite       Value         Growth         Value      Small Cap
                                                  Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                  (Class 2)     (Class 2)      (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                       $ 75,431,698  $ 28,390,627  $107,244,514  $ 71,468,422  $110,814,485  $ 62,783,384

     Receivable from AIG SunAmerica Life
        Assurance Company                                   0             0             0             0             0             0
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Total Assets:                                    $ 75,431,698  $ 28,390,627  $107,244,514  $ 71,468,422  $110,814,485  $ 62,783,384

Liabilities:
     Payable to AIG SunAmerica Life Assurance
        Company                                             0             0             0             0             0             0
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Net Assets                                       $ 75,431,698  $ 28,390,627  $107,244,514  $ 71,468,422  $110,814,485  $ 62,783,384
                                                 ============  ============  ============  ============  ============  ============

     Accumulation units                            75,431,698    28,390,627   107,244,514    71,468,422   110,814,485    62,783,384

     Contracts in payout (annuitization) period             0             0             0             0             0             0
                                                 ------------  ------------  ------------  ------------  ------------  ------------

          Total net assets                       $ 75,431,698  $ 28,390,627  $107,244,514  $ 71,468,422  $110,814,485  $ 62,783,384
                                                 ============  ============  ============  ============  ============  ============

Accumulation units outstanding                      9,062,550     3,116,579     8,662,073     5,145,797     5,691,824     6,102,359
                                                 ============  ============  ============  ============  ============  ============

Contracts with total expenses of 1.40%:
     Net Assets                                  $ 19,442,537  $  9,059,080  $ 28,554,461  $ 17,796,265  $ 31,548,703  $ 16,629,757
     Accumulation units outstanding                 2,318,352       987,699     2,280,625     1,272,574     1,595,182     1,605,699
     Unit value of accumulation units            $       8.39  $       9.17  $      12.52  $      13.98  $      19.78  $      10.36

Contracts with total expenses of 1.52%:
     Net Assets                                  $          -  $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                         -             -             -             -             -             -
     Unit value of accumulation units            $          -  $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                  $  7,258,599  $  2,655,076  $ 11,321,335  $  8,148,518  $  9,570,568  $  7,455,826
     Accumulation units outstanding                   867,720       290,055       929,679       582,292       514,288       719,418
     Unit value of accumulation units            $       8.37  $       9.15  $      12.18  $      13.99  $      18.61  $      10.36

Contracts with total expenses of 1.55% (2):
     Net Assets                                  $          -  $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                         -             -             -             -             -             -
     Unit value of accumulation units            $          -  $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.65%:
     Net Assets                                  $ 44,688,226  $ 15,681,527  $ 62,569,216  $ 41,169,334  $ 63,871,337  $ 34,455,093
     Accumulation units outstanding                 5,389,831     1,729,275     5,054,308     2,977,378     3,266,457     3,364,848
     Unit value of accumulation units            $       8.29  $       9.07  $      12.38  $      13.83  $      19.55  $      10.24

Contracts with total expenses of 1.70% (3):
     Net Assets                                  $  2,813,393  $    568,401  $  3,183,816  $  2,939,242  $  3,163,971  $  3,066,492
     Accumulation units outstanding                   337,636        62,392       262,727       211,180       170,893       297,191
     Unit value of accumulation units            $       8.33  $       9.11  $      12.12  $      13.92  $      18.51  $      10.32

Contracts with total expenses of 1.70% (4):
     Net Assets                                  $          -  $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                         -             -             -             -             -             -
     Unit value of accumulation units            $          -  $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.80%:
     Net Assets                                  $          -  $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                         -             -             -             -             -             -
     Unit value of accumulation units            $          -  $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.95% (5):
     Net Assets                                  $  1,228,943  $    426,543  $  1,615,686  $  1,415,063  $  2,659,906  $  1,176,216
     Accumulation units outstanding                   149,011        47,158       134,734       102,373       145,004       115,203
     Unit value of accumulation units            $       8.25  $       9.04  $      11.99  $      13.82  $      18.34  $      10.21

Contracts with total expenses of 1.95% (6):
     Net Assets                                  $          -  $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                         -             -             -             -             -             -
     Unit value of accumulation units            $          -  $          -  $          -  $          -  $          -  $          -

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                 International  Diversified      Cash         Focus      Focus Growth     Focus
                                                     Equity    Fixed Income   Management     Growth       and Income      Value
                                                   Portfolio    Portfolio     Portfolio     Portfolio      Portfolio    Portfolio
                                                   (Class 2)     (Class 2)    (Class 2)     (Class 2)      (Class 2)    (Class 2)
                                                 ------------- ------------  ------------  ------------  ------------  ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                       $  85,111,831 $124,451,319  $ 54,495,028  $ 64,423,382  $ 46,705,858  $ 63,830,283

     Receivable from AIG SunAmerica Life
        Assurance Company                                    0            0             0             0             0             0
                                                 ------------- ------------  ------------  ------------  ------------  ------------

Total Assets:                                    $  85,111,831 $124,451,319  $ 54,495,028  $ 64,423,382  $ 46,705,858  $ 63,830,283

Liabilities:
     Payable to AIG SunAmerica Life Assurance
        Company                                              0            0             0             0             0             0
                                                 ------------- ------------  ------------  ------------  ------------  ------------

Net Assets                                       $  85,111,831 $124,451,319  $ 54,495,028  $ 64,423,382  $ 46,705,858  $ 63,830,283
                                                 ============= ============  ============  ============  ============  ============

     Accumulation units                             85,111,831  124,451,319    54,495,028    64,423,382    46,705,858    63,830,283

     Contracts in payout (annuitization) period              0            0             0             0             0             0
                                                 ------------- ------------  ------------  ------------  ------------  ------------

          Total net assets                       $  85,111,831 $124,451,319  $ 54,495,028  $ 64,423,382  $ 46,705,858  $ 63,830,283
                                                 ============= ============  ============  ============  ============  ============

Accumulation units outstanding                       9,957,879   10,457,794     5,187,723     9,539,037     5,289,872     4,729,943
                                                 ============= ============  ============  ============  ============  ============

Contracts with total expenses of 1.40%:
     Net Assets                                  $  25,146,368 $ 39,275,795  $ 16,457,539  $ 21,031,685  $ 15,036,032  $ 22,777,682
     Accumulation units outstanding                  2,924,887    3,263,102     1,555,944     3,093,639     1,651,715     1,677,511
     Unit value of accumulation units            $        8.60 $      12.04  $      10.58  $       6.80  $       9.10  $      13.58

Contracts with total expenses of 1.52%:
     Net Assets                                  $           - $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                          -            -             -             -             -             -
     Unit value of accumulation units            $           - $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                  $  11,750,427 $ 12,596,946  $  7,143,560  $  5,717,362  $  4,368,967  $  5,954,608
     Accumulation units outstanding                  1,371,309    1,077,064       677,035       842,073       481,449       442,649
     Unit value of accumulation units            $        8.57 $      11.70  $      10.55  $       6.79  $       9.07  $      13.45

Contracts with total expenses of 1.55% (2):
     Net Assets                                  $           - $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                          -            -             -             -             -             -
     Unit value of accumulation units            $           - $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.65%:
     Net Assets                                  $  43,800,695 $ 63,807,640  $ 24,958,787  $ 33,591,648  $ 24,834,126  $ 28,169,555
     Accumulation units outstanding                  5,143,515    5,361,926     2,386,603     4,997,340     2,882,471     2,092,953
     Unit value of accumulation units            $        8.52 $      11.90  $      10.46  $       6.72  $       8.62  $      13.46

Contracts with total expenses of 1.70% (3):
     Net Assets                                  $   3,094,543 $  5,449,869  $  3,340,247  $  2,938,502  $  1,755,873  $  4,059,975
     Accumulation units outstanding                    362,743      467,612       318,651       434,930       194,652       300,328
     Unit value of accumulation units            $        8.53 $      11.65  $      10.48  $       6.76  $       9.02  $      13.52

Contracts with total expenses of 1.70% (4):
     Net Assets                                  $           - $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                          -            -             -             -             -             -
     Unit value of accumulation units            $           - $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.80%:
     Net Assets                                  $           - $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                          -            -             -             -             -             -
     Unit value of accumulation units            $           - $          -  $          -  $          -  $          -  $          -

Contracts with total expenses of 1.95% (5):
     Net Assets                                  $   1,319,798 $  3,321,069  $  2,594,895  $  1,144,185  $    710,860  $  2,868,463
     Accumulation units outstanding                    155,425      288,090       249,490       171,055        79,585       216,502
     Unit value of accumulation units            $        8.49 $      11.53  $      10.40  $       6.69  $       8.93  $      13.25

Contracts with total expenses of 1.95% (6):
     Net Assets                                  $           - $          -  $          -  $          -  $          -  $          -
     Accumulation units outstanding                          -            -             -             -             -             -
     Unit value of accumulation units            $           - $          -  $          -  $          -  $          -  $          -

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                   Focus                    Moderate     Balanced    Conservative    Large Cap
                                                  TechNet        Growth      Growth       Growth        Growth       Growth
                                                 Portfolio      Strategy    Strategy     Strategy      Strategy     Portfolio
                                                 (Class 2)     (Class 3)    (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                                ------------  -----------  -----------  -----------  ------------  ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                      $ 26,595,288  $37,340,154  $82,125,336  $76,653,458  $ 44,705,045  $ 24,521,219

     Receivable from AIG SunAmerica Life
      Assurance Company                                    0            0            0            0             0             0
                                                ------------  -----------  -----------  -----------  ------------  ------------

Total Assets:                                   $ 26,595,288  $37,340,154  $82,125,336  $76,653,458  $ 44,705,045  $ 24,521,219

Liabilities:
     Payable to AIG SunAmerica Life Assurance
      Company                                              0            0            0            0             0             0
                                                ------------  -----------  -----------  -----------  ------------  ------------

Net Assets                                      $ 26,595,288  $37,340,154  $82,125,336  $76,653,458  $ 44,705,045  $ 24,521,219
                                                ============  ===========  ===========  ===========  ============  ============

     Accumulation units                           26,595,288   37,340,154   82,125,336   76,653,458    44,705,045    24,521,219

     Contracts in payout (annuitization)
      period                                               0            0            0            0             0             0
                                                ------------  -----------  -----------  -----------  ------------  ------------

          Total net assets                      $ 26,595,288  $37,340,154  $82,125,336  $76,653,458  $ 44,705,045  $ 24,521,219
                                                ============  ===========  ===========  ===========  ============  ============

Accumulation units outstanding                     6,167,482    2,403,864    5,373,257    5,135,222     3,032,263     2,938,773
                                                ============  ===========  ===========  ===========  ============  ============

Contracts with total expenses of 1.40%:
     Net Assets                                 $ 11,550,464  $19,147,641  $43,143,713  $34,162,731  $ 20,025,813  $ 13,202,181
     Accumulation units outstanding                2,785,697    1,227,721    2,808,761    2,273,244     1,354,541     1,575,108
     Unit value of accumulation units           $       4.15  $     15.60  $     15.36  $     15.03  $      14.78  $       8.38

Contracts with total expenses of 1.52%:
     Net Assets                                 $          -  $         -  $         -  $         -  $          -  $          -
     Accumulation units outstanding                        -            -            -            -             -             -
     Unit value of accumulation units           $          -  $         -  $         -  $         -  $          -  $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                 $  1,617,807  $         -  $         -  $         -  $          -  $          -
     Accumulation units outstanding                  391,174            -            -            -             -             -
     Unit value of accumulation units           $       4.14  $         -  $         -  $         -  $          -  $          -

Contracts with total expenses of 1.55% (2):
     Net Assets                                 $          -  $ 3,703,299  $ 6,620,209  $ 7,997,941  $  8,603,934  $  2,430,899
     Accumulation units outstanding                        -      236,607      433,160      535,339       578,600       290,944
     Unit value of accumulation units           $          -  $     15.65  $     15.28  $     14.94  $      14.87  $       8.36

Contracts with total expenses of 1.65%:
     Net Assets                                 $ 11,824,250  $12,076,277  $27,998,560  $24,700,048  $ 12,177,995  $  6,970,573
     Accumulation units outstanding                2,599,869      782,465    1,843,632    1,663,009       832,423       841,257
     Unit value of accumulation units           $       4.55  $     15.43  $     15.19  $     14.85  $      14.63  $       8.29

Contracts with total expenses of 1.70% (3):
     Net Assets                                 $  1,112,037  $         -  $         -  $         -  $          -  $          -
     Accumulation units outstanding                  270,277            -            -            -             -             -
     Unit value of accumulation units           $       4.11  $         -  $         -  $         -  $          -  $          -

Contracts with total expenses of 1.70% (4):
     Net Assets                                 $          -  $   275,763  $ 1,789,258  $ 2,430,904  $  1,128,121  $    923,978
     Accumulation units outstanding                        -       17,690      117,732      163,508        76,249       110,968
     Unit value of accumulation units           $          -  $     15.59  $     15.20  $     14.87  $      14.80  $       8.33

Contracts with total expenses of 1.80%:
     Net Assets                                 $          -  $ 1,608,182  $ 2,173,978  $ 2,845,968  $  1,667,322  $    651,630
     Accumulation units outstanding                        -      104,418      143,103      191,568       114,090        78,690
     Unit value of accumulation units           $          -  $     15.40  $     15.19  $     14.86  $      14.61  $       8.28

Contracts with total expenses of 1.95% (5):
     Net Assets                                 $    490,730  $         -  $         -  $         -  $          -  $          -
     Accumulation units outstanding                  120,465            -            -            -             -             -
     Unit value of accumulation units           $       4.07  $         -  $         -  $         -  $          -  $          -

Contracts with total expenses of 1.95% (6):
     Net Assets                                 $          -  $   528,992  $   399,618  $ 4,515,866  $  1,101,860  $    341,958
     Accumulation units outstanding                        -       34,963       26,869      308,554        76,360        41,806
     Unit value of accumulation units           $          -  $     15.13  $     14.87  $     14.64  $      14.43  $      8.18

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                 Large Cap     Large Cap     Mid Cap      Mid Cap                 International
                                                 Composite       Value       Growth        Value      Small Cap       Equity
                                                 Portfolio     Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                                ------------  -----------  -----------  -----------  -----------  -------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                      $  7,357,615  $28,080,226  $24,007,901  $29,054,970  $23,377,830  $  23,626,162

     Receivable from AIG SunAmerica Life
      Assurance Company                                    0            0            0            0            0              0
                                                ------------  -----------  -----------  -----------  -----------  -------------

Total Assets:                                   $  7,357,615  $28,080,226  $24,007,901  $29,054,970  $23,377,830  $  23,626,162

Liabilities:
     Payable to AIG SunAmerica Life Assurance
      Company                                              0            0            0            0            0              0
                                                ------------  -----------  -----------  -----------  -----------  -------------

Net Assets                                      $  7,357,615  $28,080,226  $24,007,901  $29,054,970  $23,377,830  $  23,626,162
                                                ============  ===========  ===========  ===========  ===========  =============

     Accumulation units                            7,357,615   28,080,226   24,007,901   29,054,970   23,377,830     23,626,162

     Contracts in payout (annuitization)
      period                                               0            0            0            0            0              0
                                                ------------  -----------  -----------  -----------  -----------  -------------

          Total net assets                      $  7,357,615  $28,080,226  $24,007,901  $29,054,970  $23,377,830  $  23,626,162
                                                ============  ===========  ===========  ===========  ===========  =============

Accumulation units outstanding                       806,657    2,265,870    1,725,705    1,492,345    2,268,515      2,763,283
                                                ============  ===========  ===========  ===========  ===========  =============

Contracts with total expenses of 1.40%:
     Net Assets                                 $  4,126,073  $14,254,468  $12,524,555  $15,031,304  $12,935,068  $  12,819,101
     Accumulation units outstanding                  450,297    1,140,099      896,456      761,202    1,250,380      1,492,650
     Unit value of accumulation units           $       9.16  $     12.50  $     13.97  $     19.75  $     10.34  $        8.59

Contracts with total expenses of 1.52%:
     Net Assets                                 $          -  $         -  $         -  $         -  $         -  $           -
     Accumulation units outstanding                        -            -            -            -            -              -
     Unit value of accumulation units           $          -  $         -  $         -  $         -  $         -  $           -

Contracts with total expenses of 1.55% (1):
     Net Assets                                 $          -  $         -  $         -  $         -  $         -  $           -
     Accumulation units outstanding                        -            -            -            -            -              -
     Unit value of accumulation units           $          -  $         -  $         -  $         -  $         -  $           -

Contracts with total expenses of 1.55% (2):
     Net Assets                                 $    714,910  $ 3,472,543  $ 2,606,455  $ 3,266,644  $ 2,405,312  $   2,807,799
     Accumulation units outstanding                   78,215      285,227      186,592      175,874      232,425        329,410
     Unit value of accumulation units           $       9.14      $ 12.17  $     13.97  $     18.57  $     10.35  $        8.52

Contracts with total expenses of 1.65%:
     Net Assets                                 $  2,008,660  $ 7,916,358  $ 7,223,058  $ 8,493,867  $ 6,310,787  $   5,991,948
     Accumulation units outstanding                  221,691      640,076      523,041      434,973      616,967        704,517
     Unit value of accumulation units           $       9.06  $     12.37  $     13.81  $     19.53  $     10.23  $        8.51

Contracts with total expenses of 1.70% (3):
     Net Assets                                 $          -  $         -  $         -  $         -  $         -  $           -
     Accumulation units outstanding                        -            -            -            -            -              -
     Unit value of accumulation units           $          -  $         -  $         -  $         -  $         -  $           -

Contracts with total expenses of 1.70% (4):
     Net Assets                                 $    155,440  $   917,556  $   862,439  $   939,910  $   851,959  $     563,308
     Accumulation units outstanding                   17,076       75,915       62,146       51,016       82,928         66,008
     Unit value of accumulation units           $       9.10  $     12.09  $     13.88  $     18.42  $     10.27  $        8.53

Contracts with total expenses of 1.80%:
     Net Assets                                 $    153,430  $   959,202  $   605,498  $   951,755  $   675,188  $   1,052,872
     Accumulation units outstanding                   16,931       77,588       43,871       48,754       66,042        124,064
     Unit value of accumulation units           $       9.06  $     12.36  $     13.80  $     19.52  $     10.22  $        8.49

Contracts with total expenses of 1.95% (5):
     Net Assets                                 $          -  $         -  $         -  $         -  $         -  $           -
     Accumulation units outstanding                        -            -            -            -            -              -
     Unit value of accumulation units           $          -  $         -  $         -  $         -  $         -  $           -

Contracts with total expenses of 1.95% (6):
     Net Assets                                 $    199,102  $   560,099  $   185,896  $   371,490  $   199,516  $     391,134
     Accumulation units outstanding                   22,447       46,965       13,599       20,526       19,773         46,634
     Unit value of accumulation units           $       8.87  $     11.93  $     13.67  $     18.10  $     10.09  $        8.39

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                 Diversified     Cash         Focus     Focus Growth     Focus       Focus
                                                Fixed Income  Management     Growth      and Income      Value      TechNet
                                                 Portfolio    Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                                ------------  -----------  -----------  ------------  -----------  ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                      $ 31,684,920  $12,194,941  $21,200,125  $ 21,925,296  $20,591,059  $ 11,262,544

     Receivable from AIG SunAmerica Life
      Assurance Company                                    0            0            0             0            0             0
                                                ------------  -----------  -----------  ------------  -----------  ------------

Total Assets:                                   $ 31,684,920  $12,194,941  $21,200,125  $ 21,925,296  $20,591,059  $ 11,262,544

Liabilities:
     Payable to AIG SunAmerica Life Assurance
      Company                                              0            0            0             0            0             0
                                                ------------  -----------  -----------  ------------  -----------  ------------

Net Assets                                      $ 31,684,920  $12,194,941  $21,200,125  $ 21,925,296  $20,591,059  $ 11,262,544
                                                ============  ===========  ===========  ============  ===========  ============

     Accumulation units                           31,684,920   12,194,941   21,200,125    21,925,296   20,591,059    11,262,544

     Contracts in payout (annuitization)
      period                                               0            0            0             0            0             0
                                                ------------  -----------  -----------  ------------  -----------  ------------

          Total net assets                      $ 31,684,920  $12,194,941  $21,200,125  $ 21,925,296  $20,591,059  $ 11,262,544
                                                ============  ===========  ===========  ============  ===========  ============

Accumulation units outstanding                     2,672,785    1,160,549    3,134,538     2,458,873    1,526,633     2,656,623
                                                ============  ===========  ===========  ============  ===========  ============

Contracts with total expenses of 1.40%:
     Net Assets                                 $ 14,276,896  $ 5,994,302  $12,317,931  $ 10,996,949  $10,514,115  $  7,098,510
     Accumulation units outstanding                1,186,874      567,574    1,813,875     1,208,650      775,409     1,713,900
     Unit value of accumulation units           $      12.03  $     10.56  $      6.79  $       9.10  $     13.56  $       4.14

Contracts with total expenses of 1.52%:
     Net Assets                                 $          -  $         -  $         -  $          -  $         -  $          -
     Accumulation units outstanding                        -            -            -             -            -             -
     Unit value of accumulation units           $          -  $         -  $         -  $          -  $         -  $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                 $          -  $         -  $         -  $          -  $         -  $          -
     Accumulation units outstanding                        -            -            -             -            -             -
     Unit value of accumulation units           $          -  $         -  $         -  $          -  $         -  $          -

Contracts with total expenses of 1.55% (2):
     Net Assets                                 $  4,236,140  $ 1,461,476  $ 1,441,837  $  2,346,109  $ 2,867,521  $    903,645
     Accumulation units outstanding                  363,507      139,334      212,374       258,781      213,531       218,739
     Unit value of accumulation units           $      11.65  $     10.49  $      6.79  $       9.07  $     13.43  $       4.13

Contracts with total expenses of 1.65%:
     Net Assets                                 $  5,550,065  $ 4,131,302  $ 6,357,735  $  6,556,718  $ 5,843,694  $  2,690,458
     Accumulation units outstanding                  466,929      395,491      946,546       761,677      435,201       591,914
     Unit value of accumulation units           $      11.89  $     10.45  $      6.72  $       8.61  $     13.43  $       4.55

Contracts with total expenses of 1.70% (3):
     Net Assets                                 $          -  $         -  $         -  $          -  $         -  $          -
     Accumulation units outstanding                        -            -            -             -            -             -
     Unit value of accumulation units           $          -  $         -  $         -  $          -  $         -  $          -

Contracts with total expenses of 1.70% (4):
     Net Assets                                 $  5,303,946  $   156,694  $   230,047  $    896,425  $   364,764  $    205,761
     Accumulation units outstanding                  456,659       14,945       34,089        99,453       27,377        50,464
     Unit value of accumulation units           $      11.61  $     10.48  $      6.75  $       9.01  $     13.32  $       4.08

Contracts with total expenses of 1.80%:
     Net Assets                                 $    831,396  $   276,771  $   662,492  $    714,862  $   788,556  $    311,877
     Accumulation units outstanding                   70,100       26,458       98,647        83,262       58,865        68,594
     Unit value of accumulation units           $      11.86  $     10.46  $      6.72  $       8.59  $     13.40  $       4.55

Contracts with total expenses of 1.95% (5):
     Net Assets                                 $          -  $         -  $         -  $          -  $         -  $          -
     Accumulation units outstanding                        -            -            -             -            -             -
     Unit value of accumulation units           $          -  $         -  $         -  $          -  $         -  $          -

Contracts with total expenses of 1.95% (6):
     Net Assets                                 $  1,486,477  $   174,396  $   190,083  $    414,233  $   212,409  $     52,293
     Accumulation units outstanding                  128,716       16,747       29,007        47,050       16,250        13,012
     Unit value of accumulation units           $      11.55  $     10.41  $      6.55  $       8.80  $     13.07  $       4.02

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                            Allocation
                                                Allocation   Moderate   Allocation   Allocation    Strategic
                                                 Moderate     Growth       Growth     Balanced    Fixed Income
                                                 Portfolio  Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 3)  (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                ----------  ----------  -----------  -----------  ------------
Assets:
     Investments in Seasons Series Trust,
        at net asset value                      $7,281,008  $7,643,666  $ 7,836,171  $ 8,818,023  $  2,620,058

     Receivable from AIG SunAmerica Life
      Assurance Company                          1,500,676           0            0            0             0
                                                ----------  ----------  -----------  -----------  ------------

Total Assets:                                   $8,781,684  $7,643,666  $ 7,836,171  $ 8,818,023  $  2,620,058

Liabilities:
     Payable to AIG SunAmerica Life Assurance
      Company                                            0     384,895      242,166      838,757             0
                                                ----------  ----------  -----------  -----------  ------------

Net Assets                                      $8,781,684  $7,258,771  $ 7,594,005  $ 7,979,266  $  2,620,058
                                                ==========  ==========  ===========  ===========  ============

     Accumulation units                          8,781,684   7,258,771    7,594,005    7,979,266     2,620,058

     Contracts in payout (annuitization)
      period                                             0           0            0            0             0
                                                ----------  ----------  -----------  -----------  ------------

          Total net assets                      $8,781,684  $7,258,771  $ 7,594,005  $ 7,979,266  $  2,620,058
                                                ==========  ==========  ===========  ===========  ============

Accumulation units outstanding                     906,466     753,392      793,312      818,684       271,085
                                                ==========  ==========  ===========  ===========  ============

Contracts with total expenses of 1.40%:
     Net Assets                                 $2,715,124  $2,886,537  $ 2,348,081  $ 4,095,126  $    454,730
     Accumulation units outstanding                280,165     299,510      245,215      420,059        47,005
     Unit value of accumulation units           $     9.69  $     9.64  $      9.58  $      9.75  $       9.67

Contracts with total expenses of 1.52%:
     Net Assets                                 $        -  $        -  $         -  $         -  $          -
     Accumulation units outstanding                      -           -            -            -             -
     Unit value of accumulation units           $        -  $        -  $         -  $         -  $          -

Contracts with total expenses of 1.55% (1):
     Net Assets                                 $1,087,831  $1,220,323  $ 1,429,603  $ 1,164,522  $    195,093
     Accumulation units outstanding                112,284     126,662      149,344      119,488        20,181
     Unit value of accumulation units           $     9.69  $     9.63  $      9.57  $      9.75  $       9.67

Contracts with total expenses of 1.55% (2):
     Net Assets                                 $1,176,533  $1,433,126  $ 1,857,861  $ 1,446,301  $    490,808
     Accumulation units outstanding                121,439     148,749      194,081      148,400        50,774
     Unit value of accumulation units           $     9.69  $     9.63  $      9.57  $      9.75  $       9.67

Contracts with total expenses of 1.65%:
     Net Assets                                 $1,334,781  $  183,753  $   355,286  $     6,054  $    679,090
     Accumulation units outstanding                137,803      19,076       37,123          621        70,283
     Unit value of accumulation units           $     9.69  $     9.63  $      9.57  $      9.74  $       9.66

Contracts with total expenses of 1.70% (3):
     Net Assets                                 $1,880,583  $  771,584  $ 1,117,129  $   369,270  $     24,201
     Accumulation units outstanding                194,172      80,110      116,738       37,902         2,506
     Unit value of accumulation units           $     9.69  $     9.63  $      9.57  $      9.74  $       9.66

Contracts with total expenses of 1.70% (4):
     Net Assets                                 $  176,967  $  228,349  $       239  $     5,166  $    308,055
     Accumulation units outstanding                 18,272      23,709           25          530        31,865
     Unit value of accumulation units           $     9.69  $     9.63  $      9.57  $      9.74  $       9.67

Contracts with total expenses of 1.80%:
     Net Assets                                 $  289,791  $  301,432  $   188,746  $    75,465  $    122,284
     Accumulation units outstanding                 29,927      31,303       19,728        7,747        12,661
     Unit value of accumulation units           $     9.68  $     9.63  $      9.57  $      9.74  $       9.66

Contracts with total expenses of 1.95% (5):
     Net Assets                                 $   28,544  $   81,836  $   296,859  $   196,740  $    195,688
     Accumulation units outstanding                  2,949       8,501       31,037       20,204        20,263
     Unit value of accumulation units           $     9.68  $     9.63  $      9.56  $      9.74  $       9.66

Contracts with total expenses of 1.95% (6):
     Net Assets                                 $   91,530  $  151,831  $       201  $   620,622  $    150,109
     Accumulation units outstanding                  9,455      15,772           21       63,733        15,547
     Unit value of accumulation units           $     9.68  $     9.63  $      9.56  $      9.74  $       9.65

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2005

                                                                               Net Asset Value   Net Asset
Variable Accounts                                                    Shares       Per Share        value         Cost
-----------------------------------------------------------------  ----------  ---------------  ------------  ------------
SEASONS SERIES TRUST:
     Growth Strategy (Class 1):
         Multi-Managed Growth Portfolio (Class 1)                   4,233,194      $ 11.45      $ 48,486,137  $ 61,274,886
         Asset Allocation: Diversified Growth Portfolio (Class 1)   2,170,543        11.14        24,176,897    27,000,345
         Stock Portfolio (Class 1)                                  1,599,621        15.07        24,101,836    25,679,775
                                                                                                ------------  ------------
                                                                                                  96,764,870   113,955,006
                                                                                                ------------  ------------
     Moderate Growth Strategy (Class 1):
         Multi-Managed Moderate Growth Portfolio (Class 1)          4,949,755        11.82        58,495,928    66,758,613
         Asset Allocation: Diversified Growth Portfolio (Class 1)   2,365,809        11.14        26,351,897    28,495,868
         Stock Portfolio (Class 1)                                  1,394,837        15.07        21,016,295    20,929,978
                                                                                                ------------  ------------
                                                                                                 105,864,120   116,184,459
                                                                                                ------------  ------------
     Balanced Growth Strategy (Class 1):
         Multi-Managed Income/Equity Portfolio (Class 1)            3,860,872        12.04        46,489,100    46,940,908
         Asset Allocation: Diversified Growth Portfolio (Class 1)   1,851,854        11.14        20,627,141    20,597,839
         Stock Portfolio (Class 1)                                  1,091,819        15.07        16,450,672    15,175,306
                                                                                                ------------  ------------
                                                                                                  83,566,913    82,714,053
                                                                                                ------------  ------------
     Conservative Growth Strategy (Class 1):
         Multi-Managed Income Portfolio (Class 1)                   3,182,857        12.14        38,633,412    37,089,971
         Asset Allocation: Diversified Growth Portfolio (Class 1)   1,402,976        11.14        15,627,244    14,309,344
         Stock Portfolio (Class 1)                                    620,392        15.07         9,347,577     8,032,455
                                                                                                ------------  ------------
                                                                                                  63,608,233    59,431,770
                                                                                                ------------  ------------
     Large Cap Growth Portfolio (Class 1)                           1,600,184         8.17        13,076,343    16,840,384
     Large Cap Composite Portfolio (Class 1)                          463,105         9.35         4,328,593     4,589,154
     Large Cap Value Portfolio (Class 1)                            1,222,979        11.45        14,000,876    12,839,797
     Mid Cap Growth Portfolio (Class 1)                             1,120,799        11.66        13,073,202    14,108,859
     Mid Cap Value Portfolio (Class 1)                                895,988        17.03        15,254,845    11,751,741
     Small Cap Portfolio (Class 1)                                  1,059,047         8.59         9,092,797     9,895,277
     International Equity Portfolio (Class 1)                       1,036,081         8.33         8,630,369     9,781,498
     Diversified Fixed Income Portfolio (Class 1)                   1,105,415        10.80        11,941,602    11,420,130
     Cash Management Portfolio (Class 1)                              393,274        10.88         4,277,354     4,257,937
     Focus Growth Portfolio (Class 1)                                 848,169         7.44         6,310,171     6,514,447

     Growth Strategy (Class 2):
         Multi-Managed Growth Portfolio (Class 2)                   6,687,725        11.43        76,452,451    72,430,893
         Asset Allocation: Diversified Growth Portfolio (Class 2)   3,428,584        11.12        38,123,639    37,671,972
         Stock Portfolio (Class 2)                                  2,538,479        14.97        38,008,754    37,136,865
                                                                                                ------------  ------------
                                                                                                 152,584,844   147,239,730
                                                                                                ------------  ------------
     Moderate Growth Strategy (Class 2):
         Multi-Managed Moderate Growth Portfolio (Class 2)         13,921,959        11.79       164,156,706   158,382,953
         Asset Allocation: Diversified Growth Portfolio (Class 2)   6,651,501        11.12        73,960,382    71,633,730
         Stock Portfolio (Class 2)                                  3,939,548        14.97        58,987,027    56,312,322
                                                                                                ------------  ------------
                                                                                                 297,104,115   286,329,005
                                                                                                ------------  ------------
     Balanced Growth Strategy (Class 2):
         Multi-Managed Income/Equity Portfolio (Class 2)           12,422,339        12.02       149,271,319   143,813,733
         Asset Allocation: Diversified Growth Portfolio (Class 2)   5,956,850        11.12        66,236,314    63,085,729
         Stock Portfolio (Class 2)                                  3,528,092        14.97        52,826,275    49,346,193
                                                                                                ------------  ------------
                                                                                                 268,333,908   256,245,655
                                                                                                ------------  ------------
     Conservative Growth Strategy (Class 2):
         Multi-Managed Income Portfolio (Class 2)                   9,600,704        12.11       116,304,411   115,496,121
         Asset Allocation: Diversified Growth Portfolio (Class 2)   4,233,365        11.12        47,072,278    44,967,132
         Stock Portfolio (Class 2)                                  1,880,631        14.97        28,158,765    26,141,629
                                                                                                ------------  ------------
                                                                                                 191,535,454   186,604,882
                                                                                                ------------  ------------
     Large Cap Growth Portfolio (Class 2)                           9,293,322         8.12        75,431,698    71,008,761
     Large Cap Composite Portfolio (Class 2)                        3,044,174         9.33        28,390,627    25,965,807
     Large Cap Value Portfolio (Class 2)                            9,388,137        11.42       107,244,514    95,617,019
     Mid Cap Growth Portfolio (Class 2)                             6,169,393        11.58        71,468,422    63,236,350
     Mid Cap Value Portfolio (Class 2)                              6,524,529        16.98       110,814,485    90,558,388
     Small Cap Portfolio (Class 2)                                  7,362,469         8.53        62,783,384    59,483,674
     International Equity Portfolio (Class 2)                      10,231,406         8.32        85,111,831    75,008,318
     Diversified Fixed Income Portfolio (Class 2)                  11,542,301        10.78       124,451,319   121,294,496
     Cash Management Portfolio (Class 2)                            5,019,322        10.86        54,495,028    54,247,603
     Focus Growth Portfolio (Class 2)                               8,718,130         7.39        64,423,382    60,799,873
     Focus Growth & Income Portfolio (Class 2)                      5,051,009         9.25        46,705,858    41,878,735
     Focus Value Portfolio (Class 2)                                4,772,971        13.37        63,830,283    56,087,840
     Focus TechNet Portfolio (Class 2)                              5,445,154         4.88        26,595,288    24,956,308

     Growth Strategy (Class 3):
         Multi-Managed Growth Portfolio (Class 3)                   1,638,319        11.42        18,707,101    18,000,117
         Asset Allocation: Diversified Growth Portfolio (Class 3)     840,238        11.10         9,330,746     9,758,304
         Stock Portfolio (Class 3)                                    622,839        14.94         9,302,307     9,789,546
                                                                                                ------------  ------------
                                                                                                  37,340,154    37,547,967
                                                                                                ------------  ------------
     Moderate Growth Strategy (Class 3):
         Multi-Managed Moderate Growth Portfolio (Class 3)          3,851,947        11.78        45,368,593    44,085,309
         Asset Allocation: Diversified Growth Portfolio (Class 3)   1,841,308        11.10        20,447,511    20,607,329
         Stock Portfolio (Class 3)                                  1,091,990        14.94        16,309,232    16,677,643
                                                                                                ------------  ------------
                                                                                                  82,125,336    81,370,281
                                                                                                ------------  ------------
     Balanced Growth Strategy (Class 3):
         Multi-Managed Income/Equity Portfolio (Class 3)            3,551,964        12.00        42,630,751    41,636,370
         Asset Allocation: Diversified Growth Portfolio (Class 3)   1,704,399        11.10        18,927,159    19,925,629
         Stock Portfolio (Class 3)                                  1,010,728        14.94        15,095,548    15,999,370
                                                                                                ------------  ------------
                                                                                                  76,653,458    77,561,369
                                                                                                ------------  ------------
     Conservative Growth Strategy (Class 3):
         Multi-Managed Income Portfolio (Class 3)                   2,242,330        12.10        27,135,110    26,781,147
         Asset Allocation: Diversified Growth Portfolio (Class 3)     989,910        11.10        10,992,838    12,190,109
         Stock Portfolio (Class 3)                                    440,372        14.94         6,577,097     7,312,625
                                                                                                ------------  ------------
                                                                                                  44,705,045    46,283,881
                                                                                                ------------  ------------
     Large Cap Growth Portfolio (Class 3)                           3,029,329         8.09        24,521,219    23,960,475
     Large Cap Composite Portfolio (Class 3)                          789,982         9.31         7,357,615     7,181,075
     Large Cap Value Portfolio (Class 3)                            2,460,560        11.41        28,080,226    27,092,228
     Mid Cap Growth Portfolio (Class 3)                             2,078,005        11.55        24,007,901    24,019,699
     Mid Cap Value Portfolio (Class 3)                              1,713,184        16.96        29,054,970    27,443,992
     Small Cap Portfolio (Class 3)                                  2,749,124         8.50        23,377,830    23,769,948
     International Equity Portfolio (Class 3)                       2,843,847         8.31        23,626,162    22,386,226
     Diversified Fixed Income Portfolio (Class 3)                   2,944,421        10.76        31,684,920    31,715,154
     Cash Management Portfolio (Class 3)                            1,124,447        10.85        12,194,941    12,138,004
     Focus Growth Portfolio (Class 3)                               2,876,091         7.37        21,200,125    21,643,661
     Focus Growth & Income Portfolio (Class 3)                      2,376,973         9.22        21,925,296    21,622,811
     Focus Value Portfolio (Class 3)                                1,541,907        13.35        20,591,059    20,267,069
     Focus TechNet Portfolio (Class 3)                              2,310,916         4.87        11,262,544    11,575,422
     Allocation Moderate Portfolio (Class 3)                          749,119         9.72         7,281,008     7,391,628
     Allocation Moderate Growth Portfolio (Class 3)                   790,812         9.67         7,643,666     7,778,751
     Allocation Growth Portfolio (Class 3)                            815,975         9.60         7,836,171     8,053,121
     Allocation Balanced Portfolio (Class 3)                          901,884         9.78         8,818,023     8,891,625
     Strategic Fixed Income Portfolio (Class 3)                       270,085         9.70         2,620,058     2,643,855

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005

                                                        Moderate      Balanced    Conservative    Large Cap    Large Cap
                                           Growth        Growth        Growth        Growth        Growth      Composite
                                          Strategy      Strategy      Strategy      Strategy      Portfolio    Portfolio
                                          (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                        ------------  ------------  ------------  ------------  ------------  ------------
Investment income:
     Dividends                          $   624,477   $ 1,017,992   $ 1,242,942   $ 1,241,673   $         0   $    10,837
                                        -----------   -----------   -----------   -----------   -----------   -----------
         Total investment income            624,477     1,017,992     1,242,942     1,241,673             0        10,837
                                        -----------   -----------   -----------   -----------   -----------   -----------
Expenses:
     Mortality and expense risk charge   (1,365,963)   (1,463,216)   (1,150,148)     (863,901)     (178,337)      (61,961)
     Distribution expense charge           (163,593)     (175,222)     (137,700)     (103,424)      (21,266)       (7,420)
                                        -----------   -----------   -----------   -----------   -----------   -----------
         Total expenses                  (1,529,556)   (1,638,438)   (1,287,848)     (967,325)     (199,603)      (69,381)
                                        -----------   -----------   -----------   -----------   -----------   -----------

Net investment income (loss)               (905,079)     (620,446)      (44,906)      274,348      (199,603)      (58,544)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Net realized gains (losses) from
securities transactions:
     Proceeds from shares sold           29,981,895    30,678,305    24,208,855    18,030,436     3,959,625     2,455,839
     Cost of shares sold                (34,337,710)  (33,458,757)  (24,649,649)  (17,883,134)   (5,232,076)   (2,780,848)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Net realized gains (losses) from
 securities transactions                 (4,355,815)   (2,780,452)     (440,794)      147,302    (1,272,451)     (325,009)
Realized gain distributions                       0             0             0             0             0             0
                                        -----------   -----------   -----------   -----------   -----------   -----------

Net realized gains (losses)              (4,355,815)   (2,780,452)     (440,794)      147,302    (1,272,451)     (325,009)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                (28,147,414)  (19,121,741)   (4,010,737)    1,604,570    (5,781,202)     (728,030)
     End of period                      (17,190,136)  (10,320,339)      852,860     4,176,463    (3,764,041)     (260,561)
                                        -----------   -----------   -----------   -----------   -----------   -----------
Change in net unrealized appreciation
    (depreciation) of investments        10,957,278     8,801,402     4,863,597     2,571,893     2,017,161       467,469
                                        -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
 operations                             $ 5,696,384   $ 5,400,504   $ 4,377,897   $ 2,993,543   $   545,107   $    83,916
                                        ===========   ===========   ===========   ===========   ===========   ===========

                                         Large Cap      Mid Cap
                                           Value        Growth
                                         Portfolio     Portfolio
                                         (Class 1)     (Class 1)
                                        ------------  ------------
Investment income:
     Dividends                          $   112,710   $         0
                                        -----------   -----------
         Total investment income            112,710             0
                                        -----------   -----------
Expenses:
     Mortality and expense risk charge     (179,324)     (181,667)
     Distribution expense charge            (21,447)      (21,667)
                                        -----------   -----------
         Total expenses                    (200,771)     (203,334)
                                        -----------   -----------

Net investment income (loss)                (88,061)     (203,334)
                                        -----------   -----------
Net realized gains (losses) from
securities transactions:
     Proceeds from shares sold            2,889,378     4,523,100
     Cost of shares sold                 (2,680,427)   (4,809,922)
                                        -----------   -----------
Net realized gains (losses) from
 securities transactions                    208,951      (286,822)
Realized gain distributions                       0             0
                                        -----------   -----------

Net realized gains (losses)                 208,951      (286,822)
                                        -----------   -----------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                    226,887    (1,755,385)
     End of period                        1,161,079    (1,035,657)
                                        -----------   -----------
Change in net unrealized appreciation
    (depreciation) of investments           934,192       719,728
                                        -----------   -----------
Increase (decrease) in net assets from
 operations                             $ 1,055,082   $   229,572
                                        ===========   ===========

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                           Mid Cap                  International  Diversified      Cash          Focus
                                            Value      Small Cap       Equity      Fixed Income   Management      Growth
                                          Portfolio    Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                          (Class 1)    (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                        ------------  ------------  -------------  ------------  ------------  ------------
Investment income:
     Dividends                          $    63,098   $         0   $     99,268   $   376,885   $     9,810   $         0
                                        -----------   -----------   ------------   -----------   -----------   -----------
         Total investment income             63,098             0         99,268       376,885         9,810             0
                                        -----------   -----------   ------------   -----------   -----------   -----------
Expenses:
     Mortality and expense risk charge     (184,611)     (136,222)      (101,000)     (157,041)      (46,769)      (88,810)
     Distribution expense charge            (22,057)      (16,264)       (12,073)      (18,754)       (5,606)      (10,620)
                                        -----------   -----------   ------------   -----------   -----------   -----------
         Total expenses                    (206,668)     (152,486)      (113,073)     (175,795)      (52,375)      (99,430)
                                        -----------   -----------   ------------   -----------   -----------   -----------

Net investment income (loss)               (143,570)     (152,486)       (13,805)      201,090       (42,565)      (99,430)
                                        -----------   -----------   ------------   -----------   -----------   -----------
Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            3,307,048     5,449,471      1,249,425     4,292,372     5,876,212     2,025,898
     Cost of shares sold                 (2,581,005)   (5,820,716)    (1,490,112)   (4,085,318)   (5,868,030)   (2,089,428)
                                        -----------   -----------   ------------   -----------   -----------   -----------
Net realized gains (losses) from
  securities transactions                   726,043      (371,245)      (240,687)      207,054         8,182       (63,530)
Realized gain distributions                 271,615             0              0         5,945             0             0
                                        -----------   -----------   ------------   -----------   -----------   -----------

Net realized gains (losses)                 997,658      (371,245)      (240,687)      212,999         8,182       (63,530)
                                        -----------   -----------   ------------   -----------   -----------   -----------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                  2,364,952    (1,510,522)    (2,162,518)      531,281        (5,671)      (24,269)
     End of period                        3,503,104      (802,480)    (1,151,129)      521,472        19,417      (204,276)
                                        -----------   -----------   ------------   -----------   -----------   -----------
Change in net unrealized appreciation
    (depreciation) of investments         1,138,152       708,042      1,011,389        (9,809)       25,088      (180,007)
                                        -----------   -----------   ------------   -----------   -----------   -----------
Increase (decrease) in net assets from
 operations                             $ 1,992,240   $   184,311   $    756,897   $   404,280   $    (9,295)  $  (342,967)
                                        ===========   ===========   ============   ===========   ===========   ===========

                                                         Moderate
                                            Growth        Growth
                                           Strategy      Strategy
                                          (Class 2)      (Class 2)
                                        -------------  -------------
Investment income:
     Dividends                          $    737,135   $  2,320,388
                                        ------------   ------------
         Total investment income             737,135      2,320,388
                                        ------------   ------------
Expenses:
     Mortality and expense risk charge    (2,222,542)    (4,235,225)
     Distribution expense charge            (233,315)      (444,776)
                                        ------------   ------------
         Total expenses                   (2,455,857)    (4,680,001)
                                        ------------   ------------

Net investment income (loss)              (1,718,722)    (2,359,613)
                                        ------------   ------------
Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            30,193,892     45,004,534
     Cost of shares sold                 (27,064,839)   (39,009,947)
                                        ------------   ------------
Net realized gains (losses) from
  securities transactions                  3,129,053      5,994,587
Realized gain distributions                        0              0
                                        ------------   ------------

Net realized gains (losses)                3,129,053      5,994,587
                                        ------------   ------------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                    (428,168)     2,095,261
     End of period                         5,345,114     10,775,110
                                        ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments          5,773,282      8,679,849
                                        ------------   ------------
Increase (decrease) in net assets from
 operations                             $  7,183,613   $ 12,314,823
                                        ============   ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                          Balanced     Conservative     Large Cap     Large Cap      Large Cap       Mid Cap
                                           Growth         Growth         Growth       Composite        Value         Growth
                                          Strategy       Strategy       Portfolio     Portfolio      Portfolio      Portfolio
                                         (Class 2)       (Class 2)      (Class 2)     (Class 2)      (Class 2)      (Class 2)
                                        -------------  -------------  -------------  ------------  -------------  -------------
Investment income:
     Dividends                          $  3,433,402   $  3,265,999   $          0   $    29,561   $    702,709   $          0
                                        ------------   ------------   ------------   -----------   ------------   ------------
         Total investment income           3,433,402      3,265,999              0        29,561        702,709              0
                                        ------------   ------------   ------------   -----------   ------------   ------------
Expenses:
     Mortality and expense risk charge    (3,830,376)    (2,713,067)    (1,076,866)     (402,206)    (1,460,848)    (1,032,434)
     Distribution expense charge            (406,485)      (287,093)      (112,917)      (42,688)      (153,338)      (107,929)
                                        ------------   ------------   ------------   -----------   ------------   ------------
         Total expenses                   (4,236,861)    (3,000,160)    (1,189,783)     (444,894)    (1,614,186)    (1,140,363)
                                        ------------   ------------   ------------   -----------   ------------   ------------

Net investment income (loss)                (803,459)       265,839     (1,189,783)     (415,333)      (911,477)    (1,140,363)
                                        ------------   ------------   ------------   -----------   ------------   ------------
Net realized gains (losses) from
 securities transactions:
     Proceeds from shares sold            46,047,049     41,923,079     15,781,149     5,783,457     17,991,497     21,510,321
     Cost of shares sold                 (38,380,727)   (34,621,655)   (15,040,406)   (5,399,622)   (16,233,699)   (18,729,848)
                                        ------------   ------------   ------------   -----------   ------------   ------------
Net realized gains (losses) from
  securities transactions                  7,666,322      7,301,424        740,743       383,835      1,757,798      2,780,473
Realized gain distributions                        0              0              0             0              0              0
                                        ------------   ------------   ------------   -----------   ------------   ------------

Net realized gains (losses)                7,666,322      7,301,424        740,743       383,835      1,757,798      2,780,473
                                        ------------   ------------   ------------   -----------   ------------   ------------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                   7,210,635      4,920,171      1,537,968     1,408,176      5,606,047      9,277,253
     End of period                        12,088,253      4,930,572      4,422,937     2,424,820     11,627,495      8,232,072
                                        ------------   ------------   ------------   -----------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments          4,877,618         10,401      2,884,969     1,016,644      6,021,448     (1,045,181)
                                        ------------   ------------   ------------   -----------   ------------   ------------
Increase (decrease) in net assets from
  operations                            $ 11,740,481   $  7,577,664   $  2,435,929   $   985,146   $  6,867,769   $    594,929
                                        ============   ============   ============   ===========   ============   ============

                                          Mid Cap
                                           Value         Small Cap
                                         Portfolio       Portfolio
                                         (Class 2)       (Class 2)
                                        -------------  -------------
Investment income:
     Dividends                          $    329,747   $          0
                                        ------------   ------------
         Total investment income             329,747              0
                                        ------------   ------------
Expenses:
     Mortality and expense risk charge    (1,467,576)      (898,926)
     Distribution expense charge            (153,883)       (94,352)
                                        ------------   ------------
         Total expenses                   (1,621,459)      (993,278)
                                        ------------   ------------

Net investment income (loss)              (1,291,712)      (993,278)
                                        ------------   ------------
Net realized gains (losses) from
 securities transactions:
     Proceeds from shares sold            24,279,127     20,565,875
     Cost of shares sold                 (19,786,537)   (19,067,718)
                                        ------------   ------------
Net realized gains (losses) from
  securities transactions                  4,492,590      1,498,157
Realized gain distributions                1,985,785              0
                                        ------------   ------------

Net realized gains (losses)                6,478,375      1,498,157
                                        ------------   ------------
Net unrealized appreciation
 (depreciation) of investments:
     Beginning of period                  12,223,774      4,247,359
     End of period                        20,256,097      3,299,710
                                        ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments          8,032,323       (947,649)
                                        ------------   ------------
Increase (decrease) in net assets from
  operations                            $ 13,218,986   $   (442,770)
                                        ============   ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                         International   Diversified        Cash          Focus       Focus Growth       Focus
                                             Equity      Fixed Income    Management      Growth        and Income        Value
                                           Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                           (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                         -------------   ------------   ------------   ------------   ------------   ------------
Investment income:
     Dividends                           $     783,465   $  3,744,673   $     89,108   $          0   $          0   $    384,410
                                         -------------   ------------   ------------   ------------   ------------   ------------
         Total investment income               783,465      3,744,673         89,108              0              0        384,410
                                         -------------   ------------   ------------   ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge        (984,461)    (1,805,031)      (756,610)      (937,224)      (673,450)      (799,431)
     Distribution expense charge              (104,416)      (190,897)       (80,704)       (99,283)       (71,301)       (85,111)
                                         -------------   ------------   ------------   ------------   ------------   ------------
         Total expenses                     (1,088,877)    (1,995,928)      (837,314)    (1,036,507)      (744,751)      (884,542)
                                         -------------   ------------   ------------   ------------   ------------   ------------

Net investment income (loss)                  (305,412)     1,748,745       (748,206)    (1,036,507)      (744,751)      (500,132)
                                         -------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold              11,806,550     42,680,696     63,623,199     16,678,793     14,656,264     12,948,180
     Cost of shares sold                   (10,632,746)   (41,502,087)   (63,612,446)   (15,529,249)   (13,302,771)   (11,156,071)
                                         -------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions                   1,173,804      1,178,609         10,753      1,149,544      1,353,493      1,792,109
Realized gain distributions                          0         62,101              0              0              0      2,984,199
                                         -------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)                  1,173,804      1,240,710         10,753      1,149,544      1,353,493      4,776,308
                                         -------------   ------------   ------------   ------------   ------------   ------------
Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                     4,930,110      2,574,622       (164,717)     7,108,117      5,299,563      6,784,989
     End of period                          10,103,513      3,156,823        247,425      3,623,509      4,827,123      7,742,443
                                         -------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized appreciation
   (depreciation) of investments             5,173,403        582,201        412,142     (3,484,608)      (472,440)       957,454
                                         -------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets from
   operations                            $   6,041,795   $  3,571,656   $   (325,311)  $ (3,371,571)  $    136,302   $  5,233,630
                                         =============   ============   ============   ============   ============   ============

                                            Focus
                                           TechNet        Growth
                                          Portfolio      Strategy
                                          (Class 2)      (Class 3)
                                         ------------   ------------
Investment income:
     Dividends                           $          0   $    116,068
                                         ------------   ------------
         Total investment income                    0        116,068
                                         ------------   ------------

Expenses:
     Mortality and expense risk charge       (374,741)      (350,601)
     Distribution expense charge              (40,251)       (38,052)
                                         ------------   ------------
         Total expenses                      (414,992)      (388,653)
                                         ------------   ------------

Net investment income (loss)                 (414,992)      (272,585)
                                         ------------   ------------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold             20,405,188      3,875,905
     Cost of shares sold                  (18,647,134)    (2,574,569)
                                         ------------   ------------

Net realized gains (losses) from
   securities transactions                  1,758,054      1,301,336
Realized gain distributions                         0              0
                                         ------------   ------------

Net realized gains (losses)                 1,758,054      1,301,336
                                         ------------   ------------

Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                    4,863,449       (253,769)
     End of period                          1,638,980       (207,813)
                                         ------------   ------------

Change in net unrealized appreciation
   (depreciation) of investments           (3,224,469)        45,956
                                         ------------   ------------

Increase (decrease) in net assets from
   operations                            $ (1,881,407)  $  1,074,707
                                         ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                         Moderate      Balanced     Conservative   Large Cap     Large Cap     Large Cap
                                          Growth        Growth         Growth       Growth       Composite       Value
                                         Strategy      Strategy       Strategy     Portfolio     Portfolio     Portfolio
                                         (Class 3)     (Class 3)      (Class 3)    (Class 3)     (Class 3)     (Class 3)
                                        -----------   -----------   ------------  -----------   -----------   -----------
Investment income:
     Dividends                          $   449,479   $   731,824   $    637,022  $         0   $       223   $   119,939
                                        -----------   -----------   ------------  -----------   -----------   -----------
         Total investment income            449,479       731,824        637,022            0           223       119,939
                                        -----------   -----------   ------------  -----------   -----------   -----------

Expenses:
     Mortality and expense risk charge     (774,701)     (758,466)      (464,816)    (225,671)      (75,133)     (251,831)
     Distribution expense charge            (84,625)      (79,944)       (50,173)     (24,670)       (8,286)      (27,370)
                                        -----------   -----------   ------------  -----------   -----------   -----------
         Total expenses                    (859,326)     (838,410)      (514,989)    (250,341)      (83,419)     (279,201)
                                        -----------   -----------   ------------  -----------   -----------   -----------

Net investment income (loss)               (409,847)     (106,586)       122,033     (250,341)      (83,196)     (159,262)
                                        -----------   -----------   ------------  -----------   -----------   -----------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold            4,181,328     8,010,373      8,517,167    3,404,393       929,370     2,411,401
     Cost of shares sold                 (2,850,939)   (5,230,183)    (6,056,284)  (3,324,022)     (894,421)   (2,316,911)
                                        -----------   -----------   ------------  -----------   -----------   -----------

Net realized gains (losses) from
   securities transactions                1,330,389     2,780,190      2,460,883       80,371        34,949        94,490
Realized gain distributions                       0             0              0            0             0             0
                                        -----------   -----------   ------------  -----------   -----------   -----------

Net realized gains (losses)               1,330,389     2,780,190      2,460,883       80,371        34,949        94,490
                                        -----------   -----------   ------------  -----------   -----------   -----------

Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                   (554,472)     (329,344)      (319,780)     (48,989)      (38,605)      (64,926)
     End of period                          755,055      (907,911)    (1,578,836)     560,744       176,540       987,998
                                        -----------   -----------   ------------  -----------   -----------   -----------

Change in net unrealized appreciation
   (depreciation) of investments          1,309,527      (578,567)    (1,259,056)     609,733       215,145     1,052,924
                                        -----------   -----------   ------------  -----------   -----------   -----------

Increase (decrease) in net assets from
   operations                           $ 2,230,069   $ 2,095,037   $  1,323,860  $   439,763   $   166,898   $   988,152
                                        ===========   ===========   ============  ===========   ===========   ===========

                                          Mid Cap       Mid Cap
                                          Growth         Value
                                         Portfolio     Portfolio
                                         (Class 3)     (Class 3)
                                        -----------   -----------
Investment income:
     Dividends                          $         0   $    44,512
                                        -----------   -----------
         Total investment income                  0        44,512
                                        -----------   -----------

Expenses:
     Mortality and expense risk charge     (229,499)     (258,804)
     Distribution expense charge            (25,050)      (28,225)
                                        -----------   -----------
         Total expenses                    (254,549)     (287,029)
                                        -----------   -----------

Net investment income (loss)               (254,549)     (242,517)
                                        -----------   -----------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold            2,250,596     3,062,435
     Cost of shares sold                 (2,207,013)   (2,842,701)
                                        -----------   -----------

Net realized gains (losses) from
   securities transactions                   43,583       219,734
Realized gain distributions                       0       396,770
                                        -----------   -----------

Net realized gains (losses)                  43,583       616,504
                                        -----------   -----------

Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                    (60,249)       27,316
     End of period                          (11,798)    1,610,978
                                        -----------   -----------

Change in net unrealized appreciation
   (depreciation) of investments             48,451     1,583,662
                                        -----------   -----------

Increase (decrease) in net assets from
   operations                           $  (162,515)  $ 1,957,649
                                        ===========   ===========

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                      International   Diversified        Cash          Focus       Focus Growth
                                         Small Cap       Equity       Fixed Income    Management       Growth       and Income
                                         Portfolio      Portfolio      Portfolio       Portfolio      Portfolio     Portfolio
                                         (Class 3)      (Class 3)      (Class 3)       (Class 3)      (Class 3)     (Class 3)
                                        ------------  -------------   ------------   ------------   ------------   ------------
Investment income:
     Dividends                          $          0  $     167,650   $    656,317   $     10,463   $          0   $          0
                                        ------------  -------------   ------------   ------------   ------------   ------------
         Total investment income                   0        167,650        656,317         10,463              0              0
                                        ------------  -------------   ------------   ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge      (217,059)      (198,370)      (283,677)      (157,697)      (218,671)      (231,301)
     Distribution expense charge             (23,895)       (21,801)       (30,497)       (17,657)       (24,178)       (25,047)
                                        ------------  -------------   ------------   ------------   ------------   ------------
         Total expenses                     (240,954)      (220,171)      (314,174)      (175,354)      (242,849)      (256,348)
                                        ------------  -------------   ------------   ------------   ------------   ------------

Net investment income (loss)                (240,954)       (52,521)       342,143       (164,891)      (242,849)      (256,348)
                                        ------------  -------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold             3,568,803      1,815,253      9,023,160     24,846,507      2,644,098      2,919,763
     Cost of shares sold                  (3,563,330)    (1,729,408)    (9,081,344)   (24,808,029)    (2,720,171)    (2,888,772)
                                        ------------  -------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions                     5,473         85,845        (58,184)        38,478        (76,073)        30,991
Realized gain distributions                        0              0         11,271              0              0              0
                                        ------------  -------------   ------------   ------------   ------------   ------------

Net realized gains (losses)                    5,473         85,845        (46,913)        38,478        (76,073)        30,991
                                        ------------  -------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                    (298,043)        (6,115)      (176,662)        (4,810)      (204,848)       (92,382)
     End of period                          (392,118)     1,239,936        (30,234)        56,937       (443,536)       302,485
                                        ------------  -------------   ------------   ------------   ------------   ------------

Change in net unrealized appreciation
   (depreciation) of investments             (94,075)     1,246,051        146,428         61,747       (238,688)       394,867
                                        ------------  -------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets from
   operations                           $   (329,556) $   1,279,375   $    441,658   $    (64,666)  $   (557,610)  $    169,510
                                        ============  =============   ============   ============   ============   ============

                                          Focus           Focus
                                          Value          TechNet
                                         Portfolio      Portfolio
                                         (Class 3)      (Class 3)
                                        ------------   ------------
Investment income:
     Dividends                          $     93,616   $          0
                                        ------------   ------------
         Total investment income              93,616              0
                                        ------------   ------------

Expenses:
     Mortality and expense risk charge      (192,164)      (114,807)
     Distribution expense charge             (21,072)       (12,823)
                                        ------------   ------------
         Total expenses                     (213,236)      (127,630)
                                        ------------   ------------

Net investment income (loss)                (119,620)      (127,630)
                                        ------------   ------------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold             2,610,100      2,611,563
     Cost of shares sold                  (2,526,375)    (2,610,177)
                                        ------------   ------------

Net realized gains (losses) from
   securities transactions                    83,725          1,386
Realized gain distributions                  845,879              0
                                        ------------   ------------

Net realized gains (losses)                  929,604          1,386
                                        ------------   ------------

Net unrealized appreciation
   (depreciation) of investments:
     Beginning of period                    (114,260)        30,447
     End of period                           323,990       (312,878)
                                        ------------   ------------

Change in net unrealized appreciation
   (depreciation) of investments             438,250       (343,325)
                                        ------------   ------------

Increase (decrease) in net assets from
   operations                           $  1,248,234   $   (469,569)
                                        ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                       Allocation
                                         Allocation     Moderate      Allocation     Allocation      Strategic
                                          Moderate       Growth         Growth        Balanced      Fixed Income
                                         Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                        (Class 3)(1)   (Class 3)(1)   (Class 3)(1)   (Class 3)(1)   (Class 3)(1)
                                        ------------   ------------   ------------   ------------   ------------
Investment income:
     Dividends                          $          0   $          0   $          0   $          0   $          0
                                        ------------   ------------   ------------   ------------   ------------
         Total investment income                   0              0              0              0              0
                                        ------------   ------------   ------------   ------------   ------------

Expenses:
     Mortality and expense risk charge        (9,838)        (8,331)        (9,008)       (11,423)        (3,007)
     Distribution expense charge              (1,025)          (896)          (958)        (1,262)          (303)
                                        ------------   ------------   ------------   ------------   ------------
         Total expenses                      (10,863)        (9,227)        (9,966)       (12,685)        (3,310)
                                        ------------   ------------   ------------   ------------   ------------

Net investment income (loss)                 (10,863)        (9,227)        (9,966)       (12,685)        (3,310)
                                        ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold               168,481        247,699      1,417,027        381,855         28,984
     Cost of shares sold                    (171,690)      (249,170)    (1,439,958)      (384,820)       (29,222)
                                        ------------   ------------   ------------   ------------   ------------

Net realized gains (losses) from
   securities transactions                    (3,209)        (1,471)       (22,931)        (2,965)          (238)
Realized gain distributions                        0              0              0              0              0
                                        ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)                   (3,209)        (1,471)       (22,931)        (2,965)          (238)
                                        ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                           0              0              0              0              0
     End of period                          (110,620)      (135,085)      (216,950)       (73,602)       (23,797)
                                        ------------   ------------   ------------   ------------   ------------

Change in net unrealized appreciation
  (depreciation) of investments             (110,620)      (135,085)      (216,950)       (73,602)       (23,797)
                                        ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets from
   operations                           $   (124,692)  $   (145,783)  $   (249,847)  $    (89,252)  $    (27,345)
                                        ============   ============   ============   ============   ============

(1) For the period from February 14, 2005 (inception) to April 30, 2005.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005

                                                             Moderate       Balanced     Conservative    Large Cap      Large Cap
                                               Growth         Growth         Growth         Growth         Growth       Composite
                                              Strategy       Strategy       Strategy       Strategy      Portfolio      Portfolio
                                             (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $   (905,079)  $   (620,446)  $    (44,906)  $    274,348   $   (199,603)  $    (58,544)
    Net realized gains (losses)
       from securities transactions           (4,355,815)    (2,780,452)      (440,794)       147,302     (1,272,451)      (325,009)
    Change in net unrealized appreciation
       (depreciation) of investments          10,957,278      8,801,402      4,863,597      2,571,893      2,017,161        467,469
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Increase (decrease) in net assets
     from operations                           5,696,384      5,400,504      4,377,897      2,993,543        545,107         83,916
                                            ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions
       Net proceeds from units sold              623,656         55,129        216,427        142,399         47,094         31,238
       Cost of units redeemed                (20,735,773)   (22,413,148)   (18,143,390)   (11,870,088)    (1,380,300)      (460,587)
       Annuity benefit payments                 (202,077)      (227,176)       (97,160)      (186,701)       (10,841)        (8,086)
       Net transfers                          (4,835,249)    (2,051,673)        33,075       (250,739)      (921,370)      (214,376)
       Contract maintenance charge               (73,182)       (60,155)       (42,024)       (27,301)        (5,340)        (1,825)
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Increase (decrease) in net assets
     from capital transactions               (25,222,625)   (24,697,023)   (18,033,072)   (12,192,430)    (2,270,757)      (653,636)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets            (19,526,241)   (19,296,519)   (13,655,175)    (9,198,887)    (1,725,650)      (569,720)
Net assets at beginning of period            116,291,111    125,160,639     97,222,088     72,807,120     14,801,993      4,898,313
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                 $ 96,764,870   $105,864,120   $ 83,566,913   $ 63,608,233   $ 13,076,343   $  4,328,593
                                            ============   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                    39,671          2,871         11,511          9,843          5,556          3,331
    Units redeemed                            (1,282,557)    (1,466,086)    (1,194,201)      (814,686)      (140,447)       (49,294)
    Units transferred                           (285,866)      (140,734)          (509)       (16,741)       (89,344)       (35,311)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding      (1,528,752)    (1,603,949)    (1,183,199)      (821,584)      (224,235)       (81,274)
Beginning units                                7,591,901      8,282,850      6,556,652      4,977,245      1,685,980        540,273
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                   6,063,149      6,678,901      5,373,453      4,155,661      1,461,745        458,999
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.52% :
    Units sold                                       671            678          3,052              0              0              0
    Units redeemed                               (67,860)       (15,338)       (28,319)        (6,405)       (28,796)        (2,490)
    Units transferred                            (22,736)         2,077          3,915           (274)       (20,706)          (575)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding         (89,925)       (12,583)       (21,352)        (6,679)       (49,502)        (3,065)
Beginning units                                  180,815        173,100        162,774        116,512        146,171         13,893
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                      90,890        160,517        141,422        109,833         96,669         10,828
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.55% (1):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.55% (2):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.65% :
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.70% (3):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.70% (4):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts With Total Expenses of 1.80% :
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.95% (5):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.95% (6):
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                              Large Cap       Mid Cap        Mid Cap                    International  Diversified
                                                Value          Growth         Value        Small Cap       Equity      Fixed Income
                                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                              (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                             ------------   ------------   ------------   ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (88,061)  $   (203,334)  $   (143,570)  $   (152,486)  $    (13,805) $    201,090
    Net realized gains (losses) from
      securities transactions                     208,951       (286,822)       997,658       (371,245)      (240,687)      212,999
    Change in net unrealized appreciation
       (depreciation) of investments              934,192        719,728      1,138,152        708,042      1,011,389        (9,809)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets from
       operations                               1,055,082        229,572      1,992,240        184,311        756,897       404,280
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
       Net proceeds from units sold                57,361         85,237         86,786         52,471         26,779       229,524
       Cost of units redeemed                  (1,664,485)    (1,331,315)    (1,717,989)    (1,427,310)      (794,395)   (1,933,772)
       Annuity benefit payments                   (13,654)       (23,416)       (25,232)       (11,866)        (8,079)      (58,445)
       Net transfers                              721,703       (580,340)     1,331,069       (621,969)       807,829       917,604
       Contract maintenance charge                 (3,986)        (5,927)        (4,631)        (3,329)        (2,293)       (3,176)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets from
      capital transactions                       (903,061)    (1,855,761)      (329,997)    (2,012,003)        29,841      (848,265)
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets                 152,021     (1,626,189)     1,662,243     (1,827,692)       786,738      (443,985)
Net assets at beginning of period              13,848,855     14,699,391     13,592,602     10,920,489      7,843,631    12,385,587
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $ 14,000,876   $ 13,073,202   $ 15,254,845   $  9,092,797   $  8,630,369  $ 11,941,602
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                      4,611          5,862          4,363          4,815          3,115        19,447
    Units redeemed                               (118,345)       (89,799)       (81,095)      (119,543)       (91,812)     (152,454)
    Units transferred                              53,928        (45,754)        57,080        (44,528)        77,877        70,556
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          (59,806)      (129,691)       (19,652)      (159,256)       (10,820)      (62,451)
Beginning units                                 1,138,283        998,138        750,965        987,030        961,285     1,000,019
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    1,078,477        868,447        731,313        827,774        950,465       937,568
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
    Units sold                                          0              0              0              0              0             0
    Units redeemed                                (18,655)        (6,217)        (9,765)       (15,374)        (5,024)      (13,766)
    Units transferred                               6,411            432         12,223            257         15,611         6,746
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          (12,244)        (5,785)         2,458        (15,117)        10,587        (7,020)
Beginning units                                    46,181         71,562         33,208         61,532         38,988        56,104
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                       33,937         65,777         35,666         46,415         49,575        49,084
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts With Total Expenses of 1.80% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                 Cash          Focus                        Moderate       Balanced    Conservative
                                              Management      Growth          Growth         Growth         Growth        Growth
                                              Portfolio      Portfolio       Strategy       Strategy       Strategy      Strategy
                                              (Class 1)      (Class 1)      (Class 2)       (Class 2)      (Class 2)     (Class 2)
                                             ------------   ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (42,565)  $    (99,430)  $ (1,718,722)  $ (2,359,613)  $   (803,459) $    265,839
    Net realized gains (losses)
     from securities transactions                   8,182        (63,530)     3,129,053      5,994,587      7,666,322     7,301,424
    Change in net unrealized appreciation
       (depreciation) of investments               25,088       (180,007)     5,773,282      8,679,849      4,877,618        10,401
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
       from operations                             (9,295)      (342,967)     7,183,613     12,314,823     11,740,481     7,577,664
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
       Net proceeds from units sold               278,400         35,001      7,217,591     16,617,169     12,474,457     7,304,683
       Cost of units redeemed                  (1,467,473)      (714,158)   (13,172,249)   (18,301,318)   (21,004,732)  (18,693,308)
       Annuity benefit payments                    (4,325)        (8,629)             0              0              0             0
       Net transfers                            2,245,335       (529,356)    (5,616,615)    (5,639,077)    (3,426,925)    3,020,258
       Contract maintenance charge                 (1,161)        (3,144)       (61,704)       (84,074)       (64,633)      (41,292)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
       from capital transactions                1,050,776     (1,220,286)   (11,632,977)    (7,407,300)   (12,021,833)   (8,409,659)
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets               1,041,481     (1,563,253)    (4,449,364)     4,907,523       (281,352)     (831,995)
Net assets at beginning of period               3,235,873      7,873,424    157,034,208    292,196,592    268,615,260   192,367,449
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $  4,277,354   $  6,310,171   $152,584,844   $297,104,115   $268,333,908  $191,535,454
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                     26,172          5,030         23,443         84,737         76,340        57,584
    Units redeemed                               (134,669)      (104,240)      (234,686)      (440,246)      (597,286)     (547,660)
    Units transferred                             210,466        (57,802)       (20,871)         3,847       (248,247)       75,375
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          101,969       (157,012)      (232,114)      (351,662)      (769,193)     (414,701)
Beginning units                                   297,445      1,050,831      3,060,846      6,129,318      6,710,604     4,669,333
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      399,414        893,819      2,828,732      5,777,656      5,941,411     4,254,632
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
    Units sold                                          0              0              -              -              -             -
    Units redeemed                                 (3,774)          (253)             -              -              -             -
    Units transferred                                 366        (19,875)             -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           (3,408)       (20,128)             -              -              -             -
Beginning units                                     5,776         50,226              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                        2,368         30,098              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
    Units sold                                          -              -        277,034        567,066        488,018       261,244
    Units redeemed                                      -              -        (17,467)       (42,095)       (41,595)      (46,630)
    Units transferred                                   -              -         15,078         72,679         97,745        (5,691)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        274,645        597,650        544,168       208,923
Beginning units                                         -              -        644,613      1,028,643        910,818       620,786
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -        919,258      1,626,293      1,454,986       829,709
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
    Units sold                                          -              -         35,580         90,164         63,577        29,331
    Units redeemed                                      -              -       (605,701)      (702,643)      (749,233)     (652,297)
    Units transferred                                   -              -       (313,726)      (511,154)      (115,084)      163,141
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -       (883,847)    (1,123,633)      (800,740)     (459,825)
Beginning units                                         -              -      6,534,800     11,913,631     10,462,140     7,727,403
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -      5,650,953     10,789,998      9,661,400     7,267,578
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
    Units sold                                          -              -        108,827        256,153        155,342        85,299
    Units redeemed                                      -              -         (3,101)       (15,637)       (29,151)      (19,519)
    Units transferred                                   -              -          6,497         53,807         25,435        (5,462)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        112,223        294,323        151,626        60,318
Beginning units                                         -              -         64,344        326,866        407,584       300,618
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -        176,567        621,189        559,210       360,936
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts With Total Expenses of 1.80% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
    Units sold                                          -              -         27,668        106,714         64,113        69,562
    Units redeemed                                      -              -         (5,862)       (17,805)       (11,741)      (22,615)
    Units transferred                                   -              -        (66,492)         3,389         13,534       (24,267)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        (44,686)        92,298         65,906        22,680
Beginning units                                         -              -        304,735        566,832        276,721       283,856
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -        260,049        659,130        342,627       306,536
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                              Large Cap      Large Cap      Large Cap       Mid Cap        Mid Cap
                                                Growth       Composite        Value          Growth         Value       Small Cap
                                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                               (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                             ------------   ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $ (1,189,783)  $   (415,333)  $   (911,477)  $ (1,140,363)  $ (1,291,712) $   (993,278)
    Net realized gains (losses) from
      securities transactions                     740,743        383,835      1,757,798      2,780,473      6,478,375     1,498,157
    Change in net unrealized appreciation
       (depreciation) of investments            2,884,969      1,016,644      6,021,448     (1,045,181)     8,032,323      (947,649)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
      from operations                           2,435,929        985,146      6,867,769        594,929     13,218,986      (442,770)
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
       Net proceeds from units sold             4,897,126      2,023,584      6,310,434      6,007,798      6,736,285     6,557,101
       Cost of units redeemed                  (5,657,426)    (2,760,345)    (6,539,960)    (4,793,602)    (7,631,556)   (4,301,538)
       Annuity benefit payments                         0              0              0              0              0             0
       Net transfers                            1,640,345        585,335      9,388,829       (379,069)    15,665,645      (555,116)
       Contract maintenance charge                (16,024)        (7,183)       (17,490)       (15,473)       (20,158)      (14,030)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
      from capital transactions                   864,021       (158,609)     9,141,813        819,654     14,750,216     1,686,417
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets               3,299,950        826,537     16,009,582      1,414,583     27,969,202     1,243,647
Net assets at beginning of period              72,131,748     27,564,090     91,234,932     70,053,839     82,845,283    61,539,737
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $ 75,431,698   $ 28,390,627   $107,244,514   $ 71,468,422   $110,814,485  $ 62,783,384
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                     41,437         10,122         27,989         23,174         24,729        31,258
    Units redeemed                               (201,414)      (110,386)      (157,780)       (91,906)      (134,620)     (128,498)
    Units transferred                             (27,953)       (39,080)       163,355        (49,252)       342,343       (28,874)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding         (187,930)      (139,344)        33,564       (117,984)       232,452      (126,114)
Beginning units                                 2,506,282      1,127,043      2,247,061      1,390,558      1,362,730     1,731,813
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    2,318,352        987,699      2,280,625      1,272,574      1,595,182     1,605,699
                                             ============   ============   ============   ============   ============  ============

Contracts with total expenses of 1.52% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
    Units sold                                    347,097        150,404        338,141        264,100        232,050       373,415
    Units redeemed                                (29,421)        (4,788)       (26,406)       (12,994)       (11,851)      (21,466)
    Units transferred                             138,526         17,364        193,484         84,519         88,020        82,370
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          456,202        162,980        505,219        335,625        308,219       434,319
Beginning units                                   411,518        127,075        424,460        246,667        206,069       285,099
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      867,720        290,055        929,679        582,292        514,288       719,418
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
    Units sold                                     32,853         25,680         45,751         23,624         22,707        34,979
    Units redeemed                               (440,103)      (188,818)      (341,895)      (225,122)      (249,606)     (244,581)
    Units transferred                              (1,619)        80,937        338,906       (118,542)       364,728      (128,199)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding         (408,869)       (82,201)        42,762       (320,040)       137,829      (337,801)
Beginning units                                 5,798,700      1,811,476      5,011,546      3,297,418      3,128,628     3,702,649
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    5,389,831      1,729,275      5,054,308      2,977,378      3,266,457     3,364,848
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
    Units sold                                    126,877         23,059         87,269         86,609         73,920       143,168
    Units redeemed                                 (7,492)        (2,175)        (6,668)        (4,848)        (4,728)       (6,253)
    Units transferred                              78,431          2,320         73,420         27,199         31,344        34,105
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          197,816         23,204        154,021        108,960        100,536       171,020
Beginning units                                   139,820         39,188        108,706        102,220         70,357       126,171
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      337,636         62,392        262,727        211,180        170,893       297,191
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts With Total Expenses of 1.80% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
    Units sold                                     40,639         11,531         30,004         25,311         25,755        33,747
    Units redeemed                                 (5,077)          (138)        (3,110)        (3,023)        (2,287)       (4,488)
    Units transferred                              11,621         (3,387)         7,883         (7,817)        40,111       (26,134)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           47,183          8,006         34,777         14,471         63,579         3,125
Beginning units                                   101,828         39,152         99,957         87,902         81,425       112,078
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      149,011         47,158        134,734        102,373        145,004       115,203
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                             International  Diversified        Cash          Focus       Focus Growth     Focus
                                                Equity      Fixed Income    Management       Growth       and Income      Value
                                               Portfolio      Portfolio      Portfolio     Portfolio       Portfolio    Portfolio
                                               (Class 2)      (Class 2)      (Class 2)     (Class 2)       (Class 2)    (Class 2)
                                             -------------  ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (305,412) $  1,748,745   $   (748,206)  $ (1,036,507)  $   (744,751) $   (500,132)
    Net realized gains (losses)
    from securities transactions                 1,173,804     1,240,710         10,753      1,149,544      1,353,493     4,776,308
    Change in net unrealized appreciation
       (depreciation) of investments             5,173,403       582,201        412,142     (3,484,608)      (472,440)      957,454
                                             -------------  ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
      from operations                            6,041,795     3,571,656       (325,311)    (3,371,571)       136,302     5,233,630
                                             -------------  ------------   ------------   ------------   ------------  ------------

From capital transactions
       Net proceeds from units sold              6,296,061     7,135,923      9,598,944      5,725,612      3,173,550     5,834,878
       Cost of units redeemed                   (4,003,696)  (11,965,158)   (10,388,177)    (4,435,576)    (3,158,128)   (3,972,673)
       Annuity benefit payments                          0             0              0              0              0             0
       Net transfers                            17,528,550    (4,114,037)     6,480,791         88,463     (3,102,239)    9,047,287
       Contract maintenance charge                 (10,978)      (22,264)        (8,778)       (22,592)       (11,525)      (13,184)
                                             -------------  ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
      from capital transactions                 19,809,937    (8,965,536)     5,682,780      1,355,907     (3,098,342)   10,896,308
                                             -------------  ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets               25,851,732    (5,393,880)     5,357,469     (2,015,664)    (2,962,040)   16,129,938
Net assets at beginning of period               59,260,099   129,845,199     49,137,559     66,439,046     49,667,898    47,700,345
                                             -------------  ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $  85,111,831  $124,451,319   $ 54,495,028   $ 64,423,382   $ 46,705,858  $ 63,830,283
                                             =============  ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                      47,250        36,836         47,460         70,093         41,235        34,139
    Units redeemed                                (139,101)     (404,626)      (391,930)      (203,155)      (115,620)     (120,569)
    Units transferred                              466,715       (50,443)      (175,256)      (124,577)       (66,232)      130,960
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           374,864      (418,233)      (519,726)      (257,639)      (140,617)       44,530
Beginning units                                  2,550,023     3,681,335      2,075,670      3,351,278      1,792,332     1,632,981
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                     2,924,887     3,263,102      1,555,944      3,093,639      1,651,715     1,677,511
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
    Units sold                                           -             -              -              -              -             -
    Units redeemed                                       -             -              -              -              -             -
    Units transferred                                    -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                 -             -              -              -              -             -
Beginning units                                          -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                             -             -              -              -              -             -
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
    Units sold                                     477,408       324,356        583,685        442,857        203,953       216,192
    Units redeemed                                 (35,977)      (48,909)       (38,146)       (20,429)       (11,652)      (13,603)
    Units transferred                              361,542       188,194        (82,728)        24,909          1,097        61,252
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           802,973       463,641        462,811        447,337        193,398       263,841
Beginning units                                    568,336       613,423        214,224        394,736        288,051       178,808
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                     1,371,309     1,077,064        677,035        842,073        481,449       442,649
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
    Units sold                                           -             -              -              -              -             -
    Units redeemed                                       -             -              -              -              -             -
    Units transferred                                    -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                 -             -              -              -              -             -
Beginning units                                          -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                             -             -              -              -              -             -
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
    Units sold                                      51,959        24,250         64,503         40,083         40,587        25,659
    Units redeemed                                (302,940)     (550,099)      (469,993)      (408,470)      (226,484)     (158,458)
    Units transferred                            1,105,200      (673,051)       596,409         70,710       (330,294)      358,980
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           854,219    (1,198,900)       190,919       (297,677)      (516,191)      226,181
Beginning units                                  4,289,296     6,560,826      2,195,684      5,295,017      3,398,662     1,866,772
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                     5,143,515     5,361,926      2,386,603      4,997,340      2,882,471     2,092,953
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
    Units sold                                     149,840       177,708        211,314        206,382         60,595       122,040
    Units redeemed                                  (6,607)       (6,843)       (30,248)       (10,834)        (5,306)       (6,033)
    Units transferred                              109,061       141,585         70,557         53,561         34,772        71,022
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           252,294       312,450        251,623        249,109         90,061       187,029
Beginning units                                    110,449       155,162         67,028        185,821        104,591       113,299
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                       362,743       467,612        318,651        434,930        194,652       300,328
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
    Units sold                                           -             -              -              -              -             -
    Units redeemed                                       -             -              -              -              -             -
    Units transferred                                    -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                 -             -              -              -              -             -
Beginning units                                          -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                             -             -              -              -              -             -
                                             =============  ============   ============   ============   ============  ============
Contracts With Total Expenses of 1.80% :
    Units sold                                           -             -              -              -              -             -
    Units redeemed                                       -             -              -              -              -             -
    Units transferred                                    -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                 -             -              -              -              -             -
Beginning units                                          -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                             -             -              -              -              -             -
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
    Units sold                                      39,708        51,619          1,109         68,998          8,271        53,654
    Units redeemed                                  (1,874)       (6,038)       (53,476)        (6,666)        (3,825)       (3,992)
    Units transferred                               22,394        50,538        206,411        (25,939)        (9,393)       59,730
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding            60,228        96,119        154,044         36,393         (4,947)      109,392
Beginning units                                     95,197       191,971         95,446        134,662         84,532       107,110
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                       155,425       288,090        249,490        171,055         79,585       216,502
                                             =============  ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
    Units sold                                           -             -              -              -              -             -
    Units redeemed                                       -             -              -              -              -             -
    Units transferred                                    -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                 -             -              -              -              -             -
Beginning units                                          -             -              -              -              -             -
                                             -------------  ------------   ------------   ------------   ------------  ------------
Ending units                                             -             -              -              -              -             -
                                             =============  ============   ============   ============   ============  ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                Focus                        Moderate       Balanced     Conservative   Large Cap
                                               TechNet         Growth         Growth         Growth         Growth        Growth
                                              Portfolio       Strategy       Strategy       Strategy       Strategy     Portfolio
                                               (Class 2)      (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                             ------------   ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $   (414,992)  $   (272,585)  $   (409,847)  $   (106,586)  $    122,033  $   (250,341)
    Net realized gains (losses) from
       securities transactions                  1,758,054      1,301,336      1,330,389      2,780,190      2,460,883        80,371
    Change in net unrealized appreciation
       (depreciation) of investments           (3,224,469)        45,956      1,309,527       (578,567)    (1,259,056)      609,733
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
       from operations                         (1,881,407)     1,074,707      2,230,069      2,095,037      1,323,860       439,763
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
       Net proceeds from units sold             1,431,582     23,391,278     46,003,967     43,494,405     25,169,063    12,146,403
       Cost of units redeemed                  (1,981,549)      (627,857)    (2,066,744)    (3,540,556)    (2,797,299)     (664,664)
       Annuity benefit payments                         0              0              0              0              0             0
       Net transfers                               81,507      2,834,272     10,797,692     11,297,549      4,576,357     5,454,400
       Contract maintenance charge                (10,024)        (3,886)        (7,488)        (4,718)        (2,154)       (1,755)
                                             ------------   ------------   ------------   ------------   ------------  ------------
    Increase (decrease) in net assets
       from capital transactions                 (478,484)    25,593,807     54,727,427     51,246,680     26,945,967    16,934,384
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets              (2,359,891)    26,668,514     56,957,496     53,341,717     28,269,827    17,374,147
Net assets at beginning of period              28,955,179     10,671,640     25,167,840     23,311,741     16,435,218     7,147,072
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $ 26,595,288   $ 37,340,154   $ 82,125,336   $ 76,653,458   $ 44,705,045  $ 24,521,219
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                     66,514        814,489      1,587,747      1,419,331        822,788       827,574
    Units redeemed                               (223,833)       (25,944)       (76,351)       (57,277)       (68,461)      (33,271)
    Units transferred                             205,973        153,755        468,604        448,744        180,331       379,997
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           48,654        942,300      1,980,000      1,810,798        934,658     1,174,300
Beginning units                                 2,737,043        285,421        828,761        462,446        419,883       400,808
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    2,785,697      1,227,721      2,808,761      2,273,244      1,354,541     1,575,108
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
    Units sold                                          -              -              -              -              -             -
    Units redeemed                                      -              -              -              -              -             -
    Units transferred                                   -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
    Units sold                                    149,293              -              -              -              -             -
    Units redeemed                                (23,643)             -              -              -              -             -
    Units transferred                              54,313              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          179,963              -              -              -              -             -
Beginning units                                   211,211              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      391,174              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
    Units sold                                          -        224,679        342,628        449,030        330,291       165,248
    Units redeemed                                      -         (1,774)       (11,664)       (45,125)       (38,880)      (21,234)
    Units transferred                                   -        (13,206)        37,993         (8,284)        43,644        92,650
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -        209,699        368,957        395,621        335,055       236,664
Beginning units                                         -         26,908         64,203        139,718        243,545        54,280
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -        236,607        433,160        535,339        578,600       290,944
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
    Units sold                                     20,261        386,380        905,364        795,793        420,374       308,893
    Units redeemed                               (179,323)       (10,064)       (37,544)       (42,547)       (30,678)      (12,246)
    Units transferred                            (294,282)        34,291        222,731        324,126         68,462       186,438
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding         (453,344)       410,607      1,090,551      1,077,372        458,158       483,085
Beginning units                                 3,053,213        371,858        753,081        585,637        374,265       358,172
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    2,599,869        782,465      1,843,632      1,663,009        832,423       841,257
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
    Units sold                                     73,394              -              -              -              -             -
    Units redeemed                                 (8,855)             -              -              -              -             -
    Units transferred                            (106,331)             -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          (41,792)             -              -              -              -             -
Beginning units                                   312,069              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      270,277              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
    Units sold                                          -          6,109         66,434         37,292         38,315        64,216
    Units redeemed                                      -         (2,172)        (3,983)        (3,081)        (2,300)       (8,653)
    Units transferred                                   -         (1,335)         6,178         18,788         (9,560)        8,794
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -          2,602         68,629         52,999         26,455        64,357
Beginning units                                         -         15,088         49,103        110,509         49,794        46,611
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -         17,690        117,732        163,508         76,249       110,968
                                             ============   ============   ============   ============   ============  ============
Contracts With Total Expenses of 1.80% :
    Units sold                                          -         90,319        163,580        195,546        114,852        86,629
    Units redeemed                                      -           (280)        (6,353)       (11,934)       (26,126)         (113)
    Units transferred                                   -         14,379        (14,124)         7,956         25,364        (7,826)
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -        104,418        143,103        191,568        114,090        78,690
Beginning units                                         -              0              0              0              0             0
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -        104,418        143,103        191,568        114,090        78,690
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
    Units sold                                     19,530              -              -              -              -             -
    Units redeemed                                 (4,001)             -              -              -              -             -
    Units transferred                             (22,655)             -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           (7,126)             -              -              -              -             -
Beginning units                                   127,591              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      120,465              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
    Units sold                                          -         12,072         10,901         82,757         19,695        19,614
    Units redeemed                                      -            (13)          (203)       (81,401)       (22,776)       (4,115)
    Units transferred                                   -          1,636         (5,585)       (28,716)         7,646           237
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -         13,695          5,113        (27,360)         4,565        15,736
Beginning units                                         -         21,268         21,756        335,914         71,795        26,070
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -         34,963         26,869        308,554         76,360        41,806
                                             ============   ============   ============   ============   ============  ============

----------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                              Large Cap      Large Cap       Mid Cap         Mid Cap                  International
                                              Composite        Value          Growth          Value      Small Cap        Equity
                                              Portfolio      Portfolio       Portfolio      Portfolio     Portfolio     Portfolio
                                              (Class 3)      (Class 3)       (Class 3)      (Class 3)     (Class 3)     (Class 3)
                                             ------------   ------------   ------------   ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (83,196)  $   (159,262)  $   (254,549)  $   (242,517) $   (240,954) $     (52,521)
    Net realized gains (losses) from
       securities transactions                     34,949         94,490         43,583        616,504         5,473         85,845
    Change in net unrealized appreciation
       (depreciation) of investments              215,145      1,052,924         48,451      1,583,662       (94,075)     1,246,051
                                             ------------   ------------   ------------   ------------  ------------  -------------
    Increase (decrease) in net assets from
       operations                                 166,898        988,152       (162,515)     1,957,649      (329,556)     1,279,375
                                             ------------   ------------   ------------   ------------  ------------  -------------

From capital transactions
       Net proceeds from units sold             3,606,876     14,711,879     13,361,405     15,666,910    13,278,724     11,736,322
       Cost of units redeemed                    (191,235)      (681,618)      (728,343)      (886,255)     (620,314)      (800,932)
       Annuity benefit payments                         0              0              0              0             0              0
       Net transfers                            1,163,058      5,948,600      4,096,931      5,544,789     4,040,800      5,783,713
       Contract maintenance charge                   (610)        (1,412)        (1,966)        (1,829)       (2,062)        (1,488)
                                             ------------   ------------   ------------   ------------  ------------  -------------
    Increase (decrease) in net assets
       from capital transactions                4,578,089     19,977,449     16,728,027     20,323,615    16,697,148     16,717,615
                                             ------------   ------------   ------------   ------------  ------------  -------------

Increase (decrease) in net assets               4,744,987     20,965,601     16,565,512     22,281,264    16,367,592     17,996,990
Net assets at beginning of period               2,612,628      7,114,625      7,442,389      6,773,706     7,010,238      5,629,172
                                             ------------   ------------   ------------   ------------  ------------  -------------
Net assets at end of period                  $  7,357,615   $ 28,080,226   $ 24,007,901   $ 29,054,970  $ 23,377,830  $  23,626,162
                                             ============   ============   ============   ============  ============  =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                    221,332        691,499        531,498        463,141       740,442        870,047
    Units redeemed                                 (8,084)       (23,095)       (21,276)       (16,992)      (23,201)       (40,874)
    Units transferred                              78,921        218,947        148,738        130,097       202,872        316,431
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding          292,169        887,351        658,960        576,246       920,113      1,145,604
Beginning units                                   158,128        252,748        237,496        184,956       330,267        347,046
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                      450,297      1,140,099        896,456        761,202     1,250,380      1,492,650
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.52% :
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.55% (1):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              0              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.55% (2):
    Units sold                                     43,480        139,118        111,571         98,763       139,992        131,928
    Units redeemed                                 (1,826)       (12,410)        (8,384)       (10,067)      (13,462)       (20,518)
    Units transferred                               6,233        117,851         48,524         52,988        65,240        169,618
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding           47,887        244,559        151,711        141,684       191,770        281,028
Beginning units                                    30,328         40,668         34,881         34,190        40,655         48,382
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                       78,215        285,227        186,592        175,874       232,425        329,410
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.65% :
    Units sold                                    110,674        250,210        212,454        193,864       259,938        275,400
    Units redeemed                                 (2,084)       (10,777)       (13,414)       (12,410)      (11,193)       (24,574)
    Units transferred                              35,226        141,370         98,065        106,724       115,066        181,735
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding          143,816        380,803        297,105        288,178       363,811        432,561
Beginning units                                    77,875        259,273        225,936        146,795       253,156        271,956
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                      221,691        640,076        523,041        434,973       616,967        704,517
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.70% (3):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.70% (4):
    Units sold                                      3,527         45,669         34,679         29,054        44,622         11,271
    Units redeemed                                 (7,159)        (6,383)        (4,996)        (4,784)       (7,213)        (6,010)
    Units transferred                              (1,452)        (3,632)          (490)         4,702         7,530         18,889
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding           (5,084)        35,654         29,193         28,972        44,939         24,150
Beginning units                                    22,160         40,261         32,953         22,044        37,989         41,858
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                       17,076         75,915         62,146         51,016        82,928         66,008
                                             ============   ============   ============   ============  ============  =============
Contracts With Total Expenses of 1.80% :
    Units sold                                      8,287         72,477         51,535         48,794        76,033        138,012
    Units redeemed                                     (6)          (130)          (143)           (60)         (190)          (392)
    Units transferred                               8,650          5,241         (7,521)            20        (9,801)       (13,556)
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding           16,931         77,588         43,871         48,754        66,042        124,064
Beginning units                                         0              0              0              0             0              0
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                       16,931         77,588         43,871         48,754        66,042        124,064
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.95% (5):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============  =============
Contracts with total expenses of 1.95% (6):
    Units sold                                     14,994         20,681          5,509          9,666         5,929         13,792
    Units redeemed                                 (1,826)        (3,090)        (2,941)        (2,465)       (3,237)        (2,337)
    Units transferred                                 316          6,076         (1,426)         3,127         1,506         21,561
                                             ------------   ------------   ------------   ------------  ------------  -------------
Increase (decrease) in units outstanding           13,484         23,667          1,142         10,328         4,198         33,016
Beginning units                                     8,963         23,298         12,457         10,198        15,575         13,618
                                             ------------   ------------   ------------   ------------  ------------  -------------
Ending units                                       22,447         46,965         13,599         20,526        19,773         46,634
                                             ============   ============   ============   ============  ============  =============

------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                              Diversified       Cash          Focus       Focus Growth      Focus         Focus
                                             Fixed Income    Management       Growth       and Income       Value        TechNet
                                              Portfolio      Portfolio       Portfolio      Portfolio     Portfolio     Portfolio
                                               (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)     (Class 3)
                                             ------------   ------------   ------------   ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    342,143   $   (164,891)  $   (242,849)  $   (256,348) $   (119,620)  $   (127,630)
    Net realized gains (losses) from
       securities transactions                    (46,913)        38,478        (76,073)        30,991       929,604          1,386
    Change in net unrealized appreciation
       (depreciation) of investments              146,428         61,747       (238,688)       394,867       438,250       (343,325)
                                             ------------   ------------   ------------   ------------  ------------   ------------
    Increase (decrease) in net assets from
       operations                                 441,658        (64,666)      (557,610)       169,510     1,248,234       (469,569)
                                             ------------   ------------   ------------   ------------  ------------   ------------

From capital transactions
       Net proceeds from units sold            13,763,318     15,682,696     12,464,075     10,752,035    10,686,979      5,699,655
       Cost of units redeemed                  (2,157,654)    (1,478,312)      (620,906)      (860,157)     (619,613)      (227,726)
       Annuity benefit payments                         0              0              0              0             0              0
       Net transfers                            9,898,544     (8,485,722)     1,408,480      2,810,296     3,780,109      1,682,204
       Contract maintenance charge                   (943)          (407)        (4,005)        (2,688)       (1,787)        (2,898)
                                             ------------   ------------   ------------   ------------  ------------   ------------
    Increase (decrease) in net assets from
       capital transactions                    21,503,265      5,718,255     13,247,644     12,699,486    13,845,688      7,151,235
                                             ------------   ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets              21,944,923      5,653,589     12,690,034     12,868,996    15,093,922      6,681,666
Net assets at beginning of period               9,739,997      6,541,352      8,510,091      9,056,300     5,497,137      4,580,878
                                             ------------   ------------   ------------   ------------  ------------   ------------
Net assets at end of period                  $ 31,684,920   $ 12,194,941   $ 21,200,125   $ 21,925,296  $ 20,591,059   $ 11,262,544
                                             ============   ============   ============   ============  ============   ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                    464,643        930,487      1,137,932        636,976       429,561        807,251
    Units redeemed                                (45,819)       (31,318)       (37,766)       (25,043)      (15,810)       (19,524)
    Units transferred                             444,991       (669,819)        75,275        204,965       147,784        304,211
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding          863,815        229,350      1,175,441        816,898       561,535      1,091,938
Beginning units                                   323,059        338,224        638,434        391,752       213,874        621,962
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                    1,186,874        567,574      1,813,875      1,208,650       775,409      1,713,900
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.52% :
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.55% (1):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.55% (2):
    Units sold                                    145,755        199,184        127,437        140,259       112,182        127,782
    Units redeemed                                (96,249)       (50,179)       (11,543)        (5,439)       (6,337)       (11,501)
    Units transferred                              59,088       (162,433)        28,718         41,319        59,834         37,437
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding          108,594        (13,428)       144,612        176,139       165,679        153,718
Beginning units                                   254,913        152,762         67,762         82,642        47,852         65,021
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                      363,507        139,334        212,374        258,781       213,531        218,739
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.65% :
    Units sold                                    146,349        270,135        450,738        335,758       227,505        283,695
    Units redeemed                                 (6,621)       (14,999)       (37,309)       (20,635)      (18,512)       (14,426)
    Units transferred                             138,455         52,126         85,444         40,896        55,281         28,834
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding          278,183        307,262        498,873        356,019       264,274        298,103
Beginning units                                   188,746         88,229        447,673        405,658       170,927        293,811
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                      466,929        395,491        946,546        761,677       435,201        591,914
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.70% (3):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.70% (4):
    Units sold                                    345,816         10,119         12,576          8,854        13,070          1,726
    Units redeemed                                (10,550)       (39,327)          (765)        (7,074)         (920)        (2,522)
    Units transferred                              99,572         16,099          2,637         (1,752)        6,256          3,737
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding          434,838        (13,109)        14,448             28        18,406          2,941
Beginning units                                    21,821         28,054         19,641         99,425         8,971         47,523
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                      456,659         14,945         34,089         99,453        27,377         50,464
                                             ============   ============   ============   ============  ============   ============
Contracts With Total Expenses of 1.80% :
    Units sold                                     28,250         53,491         95,873         89,074        37,210         70,144
    Units redeemed                                (18,643)           (43)          (633)       (22,712)       (4,382)          (282)
    Units transferred                              60,493        (26,990)         3,407         16,900        26,037         (1,268)
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding           70,100         26,458         98,647         83,262        58,865         68,594
Beginning units                                         0              0              0              0             0              0
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                       70,100         26,458         98,647         83,262        58,865         68,594
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.95% (5):
    Units sold                                          -              -              -              -             -              -
    Units redeemed                                      -              -              -              -             -              -
    Units transferred                                   -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding                -              -              -              -             -              -
Beginning units                                         -              -              -              -             -              -
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                            -              -              -              -             -              -
                                             ============   ============   ============   ============  ============   ============
Contracts with total expenses of 1.95% (6):
    Units sold                                     44,965         22,665          5,077          5,925        10,920          2,957
    Units redeemed                                 (7,863)        (4,249)        (1,478)       (15,218)         (155)        (2,609)
    Units transferred                              34,509        (12,467)         1,396         11,954        (2,665)         2,815
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in units outstanding           71,611          5,949          4,995          2,661         8,100          3,163
Beginning units                                    57,105         10,798         24,012         44,389         8,150          9,849
                                             ------------   ------------   ------------   ------------  ------------   ------------
Ending units                                      128,716         16,747         29,007         47,050        16,250         13,012
                                             ============   ============   ============   ============  ============   ============

--------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                             Allocation
                                              Allocation      Moderate      Allocation     Allocation      Strategic
                                               Moderate        Growth         Growth        Balanced     Fixed Income
                                              Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3)(7)   (Class 3)(7)   (Class 3)(7)   (Class 3)(7)   (Class 3)(7)
                                             ------------   ------------   ------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (10,863)  $     (9,227)  $     (9,966)  $    (12,685)  $      (3,310)
    Net realized gains (losses) from
       securities transactions                     (3,209)        (1,471)       (22,931)        (2,965)           (238)
    Change in net unrealized appreciation
       (depreciation) of investments             (110,620)      (135,085)      (216,950)       (73,602)        (23,797)
                                             ------------   ------------   ------------   ------------   -------------
    Increase (decrease) in net assets from
       operations                                (124,692)      (145,783)      (249,847)       (89,252)        (27,345)
                                             ------------   ------------   ------------   ------------   -------------

From capital transactions
       Net proceeds from units sold             8,388,332      5,677,175      6,181,673      3,918,543         812,149
       Cost of units redeemed                      (8,238)       (12,324)          (202)        (5,295)         (9,923)
       Annuity benefit payments                         0              0              0              0               0
       Net transfers                              526,296      1,739,759      1,662,388      4,155,270       1,845,195
       Contract maintenance charge                    (14)           (56)            (7)             0             (18)
                                             ------------   ------------   ------------   ------------   -------------
    Increase (decrease) in net assets from
       capital transactions                     8,906,376      7,404,554      7,843,852      8,068,518       2,647,403
                                             ------------   ------------   ------------   ------------   -------------

Increase (decrease) in net assets               8,781,684      7,258,771      7,594,005      7,979,266       2,620,058
Net assets at beginning of period                       0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Net assets at end of period                  $  8,781,684   $  7,258,771   $  7,594,005   $  7,979,266   $   2,620,058
                                             ============   ============   ============   ============   =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                    268,182        252,300        214,441         33,755          12,507
    Units redeemed                                      0              0             (7)          (544)           (141)
    Units transferred                              11,983         47,210         30,781        386,848          34,639
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding          280,165        299,510        245,215        420,059          47,005
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                      280,165        299,510        245,215        420,059          47,005
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.52% :
    Units sold                                          -              -              -              -               -
    Units redeemed                                      -              -              -              -               -
    Units transferred                                   -              -              -              -               -
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding                -              -              -              -               -
Beginning units                                         -              -              -              -               -
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                            -              -              -              -               -
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.55% (1):
    Units sold                                     92,194        103,014        100,582        119,488           2,509
    Units redeemed                                     (5)            (7)             0              0             (54)
    Units transferred                              20,095         23,655         48,762              0          17,726
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding          112,284        126,662        149,344        119,488          20,181
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                      112,284        126,662        149,344        119,488          20,181
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.55% (2):
    Units sold                                    149,474        123,651        136,185        147,909          33,041
    Units redeemed                                    (31)             0              0              0             (82)
    Units transferred                             (28,004)        25,098         57,896            491          17,815
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding          121,439        148,749        194,081        148,400          50,774
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                      121,439        148,749        194,081        148,400          50,774
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.65% :
    Units sold                                    111,289         13,734         13,101            597               0
    Units redeemed                                      0             (4)           (13)             0              (2)
    Units transferred                              26,514          5,346         24,035             24          70,285
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding          137,803         19,076         37,123            621          70,283
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                      137,803         19,076         37,123            621          70,283
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.70% (3):
    Units sold                                    193,185         35,863        115,646         28,843             246
    Units redeemed                                    (28)           (47)            (1)             0            (119)
    Units transferred                               1,015         44,294          1,093          9,059           2,379
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding          194,172         80,110        116,738         37,902           2,506
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                      194,172         80,110        116,738         37,902           2,506
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.70% (4):
    Units sold                                     18,213         23,657              0            506          31,630
    Units redeemed                                      0            (38)             0              0             (39)
    Units transferred                                  59             90             25             24             274
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding           18,272         23,709             25            530          31,865
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                       18,272         23,709             25            530          31,865
                                             ============   ============   ============   ============   =============
Contracts With Total Expenses of 1.80% :
    Units sold                                     21,760         26,187         16,224          5,585              25
    Units redeemed                                      0              0              0              0               0
    Units transferred                               8,167          5,116          3,504          2,162          12,636
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding           29,927         31,303         19,728          7,747          12,661
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                       29,927         31,303         19,728          7,747          12,661
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.95% (5):
    Units sold                                         25            806         27,765             25             295
    Units redeemed                                      0              0              0              0               0
    Units transferred                               2,924          7,695          3,272         20,179          19,968
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding            2,949          8,501         31,037         20,204          20,263
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                        2,949          8,501         31,037         20,204          20,263
                                             ============   ============   ============   ============   =============
Contracts with total expenses of 1.95% (6):
    Units sold                                          0              0              0         63,712           2,713
    Units redeemed                                   (776)        (1,162)             0              0            (589)
    Units transferred                              10,231         16,934             21             21          13,423
                                             ------------   ------------   ------------   ------------   -------------
Increase (decrease) in units outstanding            9,455         15,772             21         63,733          15,547
Beginning units                                         0              0              0              0               0
                                             ------------   ------------   ------------   ------------   -------------
Ending units                                        9,455         15,772             21         63,733          15,547
                                             ============   ============   ============   ============   =============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

(7) For the period from February 14, 2005 (inception) to April 30, 2005.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005

                                                              Moderate       Balanced     Conservative    Large Cap      Large Cap
                                                Growth         Growth         Growth         Growth         Growth       Composite
                                               Strategy       Strategy       Strategy       Strategy       Portfolio     Portfolio
                                               (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                             ------------   ------------   ------------   ------------   -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $   (710,509)  $   (331,571)  $    116,672   $    424,488   $   (200,204)  $   (57,820)
     Net realized gains (losses) from
         securities transactions               (5,280,230)    (4,222,885)    (1,729,000)      (895,693)    (1,797,980)     (327,152)
     Change in net unrealized appreciation
         (depreciation) of investments         24,236,997     21,886,608     12,875,342      7,242,848      4,450,949     1,196,237
                                             ------------   ------------   ------------   ------------   ------------   -----------
     Increase (decrease) in net assets from
         operations                            18,246,258     17,332,152     11,263,014      6,771,643      2,452,765       811,265
                                             ------------   ------------   ------------   ------------   ------------   -----------

From capital transactions
         Net proceeds from units sold             586,872        649,166        258,199        682,831         77,880        27,741
         Cost of units redeemed               (11,004,486)   (15,386,816)    (9,816,715)    (9,399,250)    (1,347,723)     (577,872)
         Annuity benefit payments                (162,681)      (175,056)       (83,484)      (164,909)        (3,832)         (822)
         Net transfers                          1,592,342      4,149,759        (29,909)       418,309        390,048       137,353
         Contract maintenance charge              (75,091)       (61,747)       (41,915)       (27,456)        (5,893)       (1,836)
                                             ------------   ------------   ------------   ------------   ------------   -----------
     Increase (decrease) in net assets from
         capital transactions                  (9,063,044)   (10,824,694)    (9,713,824)    (8,490,475)      (889,520)     (415,436)
                                             ------------   ------------   ------------   ------------   ------------   -----------

Increase (decrease) in net assets               9,183,214      6,507,458      1,549,190     (1,718,832)     1,563,245       395,829
Net assets at beginning of period             107,107,897    118,653,181     95,672,898     74,525,952     13,238,748     4,502,484
                                             ------------   ------------   ------------   ------------   ------------   -----------
Net assets at end of period                  $116,291,111   $125,160,639   $ 97,222,088   $ 72,807,120   $ 14,801,993   $ 4,898,313
                                             ============   ============   ============   ============   ============   ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                    36,873         36,866         18,823         50,123          8,932         3,108
     Units redeemed                              (746,335)    (1,073,853)      (661,347)      (670,890)      (151,467)      (62,903)
     Units transferred                            116,094        290,714        (35,785)        19,576         49,943        16,116
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding         (593,368)      (746,273)      (678,309)      (601,191)       (92,592)      (43,679)
Beginning units                                 8,185,269      9,029,123      7,234,961      5,578,436      1,778,572       583,952
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                    7,591,901      8,282,850      6,556,652      4,977,245      1,685,980       540,273
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.52% :
     Units sold                                     1,172          5,711             78            356          1,058             0
     Units redeemed                               (22,836)       (13,307)       (14,177)       (10,496)       (22,416)       (6,341)
     Units transferred                               (980)            43          8,110          2,919         (8,949)         (509)
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding          (22,644)        (7,553)        (5,989)        (7,221)       (30,307)       (6,850)
Beginning units                                   203,459        180,653        168,763        123,733        176,478        20,743
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                      180,815        173,100        162,774        116,512        146,171        13,893
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.55% (1):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.55% (2):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.65% :
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.70% (3):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.70% (4):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.95% (5):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========
Contracts with total expenses of 1.95% (6):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------   -----------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============   ===========

----------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                              Large Cap        Mid Cap       Mid Cap                     International  Diversified
                                                Value          Growth         Value        Small Cap        Equity      Fixed Income
                                              Portfolio      Portfolio      Portfolio      Portfolio       Portfolio     Portfolio
                                              (Class 1)       (Class 1)      (Class 1)     (Class 1)       (Class 1)     (Class 1)
                                             ------------   ------------   ------------   ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (72,781)  $   (202,140)  $    (88,297)  $   (159,077)  $     (26,998) $   150,624
     Net realized gains (losses) from
         securities transactions                  (79,290)      (719,221)       505,659     (1,040,132)       (783,485)     539,670
     Change in net unrealized appreciation
         (depreciation) of investments          2,862,715      4,920,319      2,941,284      3,711,246       2,706,995     (738,132)
                                             ------------   ------------   ------------   ------------   -------------  -----------
     Increase (decrease) in net assets from
         operations                             2,710,644      3,998,958      3,358,646      2,512,037       1,896,512      (47,838)
                                             ------------   ------------   ------------   ------------   -------------  -----------

From capital transactions
         Net proceeds from units sold             101,367         23,523         20,844          9,891          31,036      120,730
         Cost of units redeemed                (1,427,268)    (1,751,643)    (1,550,624)    (1,600,055)       (818,911)  (1,992,977)
         Annuity benefit payments                  (5,561)        (2,118)       (12,880)        (4,184)         (1,222)     (23,716)
         Net transfers                            910,475      1,010,767        768,422      1,350,412         954,296   (3,186,777)
         Contract maintenance charge               (3,907)        (6,109)        (3,706)        (3,733)         (2,030)      (4,184)
                                             ------------   ------------   ------------   ------------   -------------  -----------
     Increase (decrease) in net assets from
         capital transactions                    (424,894)      (725,580)      (777,944)      (247,669)        163,169   (5,086,924)
                                             ------------   ------------   ------------   ------------   -------------  -----------

Increase (decrease) in net assets               2,285,750      3,273,378      2,580,702      2,264,368       2,059,681   (5,134,762)
Net assets at beginning of period              11,563,105     11,426,013     11,011,900      8,656,121       5,783,950   17,520,349
                                             ------------   ------------   ------------   ------------   -------------  -----------
Net assets at end of period                  $ 13,848,855   $ 14,699,391   $ 13,592,602   $ 10,920,489   $   7,843,631  $12,385,587
                                             ============   ============   ============   ============   =============  ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                     8,801          1,898          1,197            991           3,938            0
     Units redeemed                              (116,682)      (126,945)       (87,318)      (150,276)       (102,632)    (150,371)
     Units transferred                             71,742         83,207         39,421        133,213         109,593     (265,340)
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding          (36,139)       (41,840)       (46,700)       (16,072)         10,899     (415,711)
Beginning units                                 1,174,422      1,039,978        797,665      1,003,102         950,386    1,415,730
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                    1,138,283        998,138        750,965        987,030         961,285    1,000,019
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.52% :
     Units sold                                         0              0              0              0               0       10,515
     Units redeemed                                (5,031)        (7,735)        (5,141)        (4,622)         (9,545)     (24,749)
     Units transferred                              2,217          1,320          1,392            628           8,167       (3,246)
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding           (2,814)        (6,415)        (3,749)        (3,994)         (1,378)     (17,480)
Beginning units                                    48,995         77,977         36,957         65,526          40,366       73,584
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                       46,181         71,562         33,208         61,532          38,988       56,104
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.55% (1):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.55% (2):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.65% :
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.70% (3):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.70% (4):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.95% (5):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========
Contracts with total expenses of 1.95% (6):
     Units sold                                         -              -              -              -               -            -
     Units redeemed                                     -              -              -              -               -            -
     Units transferred                                  -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Increase (decrease) in units outstanding                -              -              -              -               -            -
Beginning units                                         -              -              -              -               -            -
                                             ------------   ------------   ------------   ------------   -------------  -----------
Ending units                                            -              -              -              -               -            -
                                             ============   ============   ============   ============   =============  ===========

------------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                  (Continued)

                                                 Cash          Focus                        Moderate       Balanced    Conservative
                                              Management       Growth         Growth         Growth         Growth        Growth
                                               Portfolio     Portfolio       Strategy       Strategy       Strategy      Strategy
                                               (Class 1)     (Class 1)       (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                             ------------   ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $    (38,202)  $   (110,887)  $ (1,164,184)  $ (1,315,179)  $   (166,828) $    657,949
     Net realized gains (losses) from
         securities transactions                  (42,219)       (73,932)       777,514      3,718,968      2,131,655     3,935,535
     Change in net unrealized appreciation
         (depreciation) of investments             13,128      1,975,207     19,301,010     28,941,522     21,622,577     9,792,606
                                             ------------   ------------   ------------   ------------   ------------  ------------
     Increase (decrease) in net assets from
         operations                               (67,293)     1,790,388     18,914,340     31,345,311     23,587,404    14,386,090
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
         Net proceeds from units sold             752,936         60,476     23,691,299     50,363,277     41,860,800    22,895,918
         Cost of units redeemed                (1,866,288)      (835,131)    (7,374,058)   (13,824,756)   (13,329,950)  (15,258,675)
         Annuity benefit payments                    (683)        (2,694)             0              0              0             0
         Net transfers                         (1,485,035)       727,722     16,810,538     27,962,368     37,025,366    23,681,563
         Contract maintenance charge               (1,772)        (3,216)       (53,021)       (68,832)       (53,263)      (36,772)
                                             ------------   ------------   ------------   ------------   ------------  ------------
     Increase (decrease) in net assets from
         capital transactions                  (2,600,842)       (52,843)    33,074,758     64,432,057     65,502,953    31,282,034
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets              (2,668,135)     1,737,545     51,989,098     95,777,368     89,090,357    45,668,124
Net assets at beginning of period               5,904,008      6,135,879    105,045,110    196,419,224    179,524,903   146,699,325
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $  3,235,873   $  7,873,424   $157,034,208   $292,196,592   $268,615,260  $192,367,449
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
     Units sold                                    69,642          9,154        546,309      1,220,418      1,207,867       629,042
     Units redeemed                              (146,973)      (114,388)      (166,277)      (260,086)      (335,553)     (407,274)
     Units transferred                           (139,063)       117,157        464,745        825,889        846,155       554,999
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding         (216,394)        11,923        844,777      1,786,221      1,718,469       776,767
Beginning units                                   513,839      1,038,908      2,216,069      4,343,097      4,992,135     3,892,566
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      297,445      1,050,831      3,060,846      6,129,318      6,710,604     4,669,333
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
     Units sold                                       419              0              -              -              -             -
     Units redeemed                               (28,067)        (5,423)             -              -              -             -
     Units transferred                                (64)        (5,439)             -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          (27,712)       (10,862)             -              -              -             -
Beginning units                                    33,488         61,088              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                        5,776         50,226              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
     Units sold                                         -              -        261,700        569,542        293,570       144,778
     Units redeemed                                     -              -        (11,217)       (13,407)       (29,371)      (30,822)
     Units transferred                                  -              -        189,302         93,904        169,323       123,466
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        439,785        650,039        433,522       237,422
Beginning units                                         -              -        204,828        378,604        477,296       383,364
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -        644,613      1,028,643        910,818       620,786
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
     Units sold                                         -              -        653,524      1,400,118      1,348,264       766,139
     Units redeemed                                     -              -       (341,079)      (644,802)      (550,468)     (655,831)
     Units transferred                                  -              -        501,256      1,043,929      1,526,307       939,224
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        813,701      1,799,245      2,324,103     1,049,532
Beginning units                                         -              -      5,721,099     10,114,386      8,138,037     6,677,871
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -      6,534,800     11,913,631     10,462,140     7,727,403
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
     Units sold                                         -              -         24,337        139,335        121,708        83,144
     Units redeemed                                     -              -         (1,645)        (3,925)       (28,603)       (5,228)
     Units transferred                                  -              -            371         24,955         92,447        87,704
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -         23,063        160,365        185,552       165,620
Beginning units                                         -              -         41,281        166,501        222,032       134,998
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -         64,344        326,866        407,584       300,618
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
     Units sold                                         -              -        176,133        248,212         65,144        35,737
     Units redeemed                                     -              -           (279)       (51,944)        (8,145)       (3,771)
     Units transferred                                  -              -         16,613           (771)        46,329        28,426
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -        192,467        195,497        103,328        60,392
Beginning units                                         -              -        112,268        371,335        173,393       223,464
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -        304,735        566,832        276,721       283,856
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
     Units sold                                         -              -              -              -              -             -
     Units redeemed                                     -              -              -              -              -             -
     Units transferred                                  -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============

---------------------
(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and
    Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                               Large Cap     Large Cap     Large Cap      Mid Cap       Mid Cap
                                                 Growth      Composite       Value        Growth         Value       Small Cap
                                               Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                               (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                              ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                  $   (963,866) $   (365,401) $   (642,592) $   (907,851) $   (663,222) $   (813,514)
       Net realized gains (losses)
           from securities transactions           (107,711)      193,354       285,392     1,242,250       943,679     1,052,981
       Change in net unrealized appreciation
           (depreciation) of investments        10,556,936     3,886,517    15,064,228    13,713,320    16,606,669     9,369,082
                                              ------------  ------------  ------------  ------------  ------------  ------------
       Increase (decrease) in net
           assets from operations                9,485,359     3,714,470    14,707,028    14,047,719    16,887,126     9,608,549
                                              ------------  ------------  ------------  ------------  ------------  ------------

From capital transactions
           Net proceeds from units sold         10,908,137     5,094,913    11,956,117    10,090,220     9,633,421    10,999,380
           Cost of units redeemed               (3,412,370)   (1,135,168)   (4,614,370)   (3,847,878)   (4,605,608)   (3,453,579)
           Annuity benefit payments                      0             0             0             0             0             0
           Net transfers                         9,912,223     1,572,039    11,932,315    13,865,345    11,907,780    13,410,186
           Contract maintenance charge             (12,125)       (5,662)      (13,954)      (11,965)      (14,314)      (10,705)
                                              ------------  ------------  ------------  ------------  ------------  ------------
       Increase (decrease) in net
           assets from capital transactions     17,395,865     5,526,122    19,260,108    20,095,722    16,921,279    20,945,282
                                              ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets               26,881,224     9,240,592    33,967,136    34,143,441    33,808,405    30,553,831
Net assets at beginning of period               45,250,524    18,323,498    57,267,796    35,910,398    49,036,878    30,985,906
                                              ------------  ------------  ------------  ------------  ------------  ------------
Net assets at end of period                   $ 72,131,748  $ 27,564,090  $ 91,234,932  $ 70,053,839  $ 82,845,283  $ 61,539,737
                                              ============  ============  ============  ============  ============  ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
       Units sold                                  601,944       224,226       414,611       325,230       227,652       475,663
       Units redeemed                             (126,319)      (42,798)     (119,810)      (83,783)     (117,946)     (102,792)
       Units transferred                           447,750       143,765       384,744       324,388       200,027       397,045
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding           923,375       325,193       679,545       565,835       309,733       769,916
Beginning units                                  1,582,907       801,850     1,567,516       824,723     1,052,997       961,897
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                     2,506,282     1,127,043     2,247,061     1,390,558     1,362,730     1,731,813
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.52% :
       Units sold                                        -             -             -             -             -             -
       Units redeemed                                    -             -             -             -             -             -
       Units transferred                                 -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding                 -             -             -             -             -             -
Beginning units                                          -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                             -             -             -             -             -             -
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.55% (1):
       Units sold                                  113,155        52,743       100,343        67,493        65,727        90,345
       Units redeemed                              (10,159)       (3,992)      (10,521)       (4,534)       (3,408)       (6,263)
       Units transferred                            81,621         4,745        99,983        39,541        41,311        50,140
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding           184,617        53,496       189,805       102,500       103,630       134,222
Beginning units                                    226,901        73,579       234,655       144,167       102,439       150,877
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                       411,518       127,075       424,460       246,667       206,069       285,099
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.55% (2):
       Units sold                                        -             -             -             -             -             -
       Units redeemed                                    -             -             -             -             -             -
       Units transferred                                 -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding                 -             -             -             -             -             -
Beginning units                                          -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                             -             -             -             -             -             -
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.65% :
       Units sold                                  630,238       287,941       509,984       340,497       277,790       446,708
       Units redeemed                             (297,531)      (82,853)     (279,772)     (200,619)     (160,629)     (222,489)
       Units transferred                           706,489        44,337       589,561       692,960       489,909       832,960
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding         1,039,196       249,425       819,773       832,838       607,070     1,057,179
Beginning units                                  4,759,504     1,562,051     4,191,773     2,464,580     2,521,558     2,645,470
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                     5,798,700     1,811,476     5,011,546     3,297,418     3,128,628     3,702,649
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.70% (3):
       Units sold                                   56,095        17,739        31,609        35,607        21,263        51,110
       Units redeemed                               (5,948)         (827)       (5,375)       (5,159)       (3,577)       (3,636)
       Units transferred                            37,455         6,176        26,811        19,965        22,370        34,737
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding            87,602        23,088        53,045        50,413        40,056        82,211
Beginning units                                     52,218        16,100        55,661        51,807        30,301        43,960
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                       139,820        39,188       108,706       102,220        70,357       126,171
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.70% (4):
       Units sold                                        -             -             -             -             -             -
       Units redeemed                                    -             -             -             -             -             -
       Units transferred                                 -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding                 -             -             -             -             -             -
Beginning units                                          -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                             -             -             -             -             -             -
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.95% (5):
       Units sold                                   31,608        23,406        36,865        24,294        28,251        36,972
       Units redeemed                                 (469)         (859)       (1,753)         (809)         (825)       (1,187)
       Units transferred                            13,037        (2,218)        8,261        28,537         7,702        32,715
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding            44,176        20,329        43,373        52,022        35,128        68,500
Beginning units                                     57,652        18,823        56,584        35,880        46,297        43,578
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                       101,828        39,152        99,957        87,902        81,425       112,078
                                              ============  ============  ============  ============  ============  ============
Contracts with total expenses of 1.95% (6):
       Units sold                                        -             -             -             -             -             -
       Units redeemed                                    -             -             -             -             -             -
       Units transferred                                 -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding                 -             -             -             -             -             -
Beginning units                                          -             -             -             -             -             -
                                              ------------  ------------  ------------  ------------  ------------  ------------
Ending units                                             -             -             -             -             -             -
                                              ============  ============  ============  ============  ============  ============

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                             International  Diversified        Cash          Focus       Focus Growth     Focus
                                                Equity      Fixed Income    Management      Growth        and Income      Value
                                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                              (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                             ------------   ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $   (276,350)  $    870,502   $   (452,841)  $   (914,898)  $   (611,360) $   (589,556)
       Net realized gains (losses) from
          securities transactions               1,595,963      1,890,516       (177,761)       897,765        840,786     1,055,512
       Change in net unrealized
           appreciation (depreciation)
           of investments                       9,146,609     (3,940,356)       (40,305)    11,932,963      5,637,893     7,454,787
                                             ------------   ------------   ------------   ------------   ------------  ------------
       Increase (decrease) in net assets
           from operations                     10,466,222     (1,179,338)      (670,907)    11,915,830      5,867,319     7,920,743
                                             ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions
           Net proceeds from units sold        11,033,544     21,498,206     24,299,858     14,126,417     10,505,364    11,780,057
           Cost of units redeemed              (4,530,367)   (12,113,171)   (19,105,720)    (4,484,265)    (2,222,238)   (2,494,323)
           Annuity benefit payments                     0              0              0              0              0             0
           Net transfers                       12,177,012    (20,733,335)    (5,419,244)     8,223,869     13,287,380     9,488,098
           Contract maintenance charge             (7,015)       (22,833)        (8,077)       (18,076)        (7,664)       (8,673)
                                             ------------   ------------   ------------   ------------   ------------  ------------
       Increase (decrease) in net assets
           from capital transactions           18,673,174    (11,371,133)      (233,183)    17,847,945     21,562,842    18,765,159
                                             ------------   ------------   ------------   ------------   ------------  ------------

Increase (decrease) in net assets              29,139,396    (12,550,471)      (904,090)    29,763,775     27,430,161    26,685,902
Net assets at beginning of period              30,120,703    142,395,670     50,041,649     36,675,271     22,237,737    21,014,443
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period                  $ 59,260,099   $129,845,199   $ 49,137,559   $ 66,439,046   $ 49,667,898  $ 47,700,345
                                             ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
       Units sold                                 796,531        978,244        889,973      1,056,278        552,983       527,420
       Units redeemed                            (448,997)      (459,016)    (1,388,897)      (252,088)      (109,565)     (118,030)
       Units transferred                           50,642       (294,235)       633,182        325,179        396,730       332,313
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          398,176        224,993        134,258      1,129,369        840,148       741,703
Beginning units                                 2,151,847      3,456,342      1,941,412      2,221,909        952,184       891,278
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    2,550,023      3,681,335      2,075,670      3,351,278      1,792,332     1,632,981
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.52% :
       Units sold                                       -              -              -              -              -             -
       Units redeemed                                   -              -              -              -              -             -
       Units transferred                                -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (1):
       Units sold                                 106,305        151,374        263,082        121,223        121,645        47,159
       Units redeemed                              (9,039)       (24,327)       (14,564)        (7,215)        (3,880)       (2,610)
       Units transferred                          199,436        106,068       (319,844)        59,859         56,293        30,783
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding          296,702        233,115        (71,326)       173,867        174,058        75,332
Beginning units                                   271,634        380,308        285,550        220,869        113,993       103,476
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      568,336        613,423        214,224        394,736        288,051       178,808
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.55% (2):
       Units sold                                       -              -              -              -              -             -
       Units redeemed                                   -              -              -              -              -             -
       Units transferred                                -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.65% :
       Units sold                                 539,153        630,369        878,231        824,402        508,952       365,010
       Units redeemed                            (200,313)      (538,434)      (346,006)      (381,033)      (147,198)      (83,648)
       Units transferred                        1,250,783     (1,647,231)      (647,837)       803,004      1,102,170       437,370
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding        1,589,623     (1,555,296)      (115,612)     1,246,373      1,463,924       718,732
Beginning units                                 2,699,673      8,116,122      2,311,296      4,048,644      1,934,738     1,148,040
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                    4,289,296      6,560,826      2,195,684      5,295,017      3,398,662     1,866,772
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (3):
       Units sold                                  38,973         34,303         33,391         79,738         27,533        46,785
       Units redeemed                              (1,246)        (6,535)        (5,179)        (4,264)        (2,542)       (1,948)
       Units transferred                           38,353         49,381        (36,317)        40,899         34,923        26,285
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           76,080         77,149         (8,105)       116,373         59,914        71,122
Beginning units                                    34,369         78,013         75,133         69,448         44,677        42,177
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                      110,449        155,162         67,028        185,821        104,591       113,299
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.70% (4):
       Units sold                                       -              -              -              -              -             -
       Units redeemed                                   -              -              -              -              -             -
       Units transferred                                -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (5):
       Units sold                                  49,063         42,656        212,023         44,691         31,902        31,083
       Units redeemed                                  (7)        (5,788)       (30,050)        (1,242)          (809)       (1,778)
       Units transferred                           23,796        (19,417)      (141,970)        49,282         26,032        27,591
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding           72,852         17,451         40,003         92,731         57,125        56,896
Beginning units                                    22,345        174,520         55,443         41,931         27,407        50,214
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                       95,197        191,971         95,446        134,662         84,532       107,110
                                             ============   ============   ============   ============   ============  ============
Contracts with total expenses of 1.95% (6):
       Units sold                                       -              -              -              -              -             -
       Units redeemed                                   -              -              -              -              -             -
       Units transferred                                -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding                -              -              -              -              -             -
Beginning units                                         -              -              -              -              -             -
                                             ------------   ------------   ------------   ------------   ------------  ------------
Ending units                                            -              -              -              -              -             -
                                             ============   ============   ============   ============   ============  ============

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                Focus                      Moderate        Balanced     Conservative    Large Cap
                                               TechNet       Growth         Growth          Growth         Growth        Growth
                                              Portfolio     Strategy       Strategy        Strategy       Strategy      Portfolio
                                              (Class 2)     (Class 3)      (Class 3)       (Class 3)      (Class 3)     (Class 3)
                                             ------------  ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                 $   (332,246) $    (23,003)  $    (53,060)  $    (34,680)  $     (9,725)  $    (20,765)
       Net realized gains (losses) from
           securities transactions              2,156,002        34,502         60,810        272,651        184,103          6,908
       Change in net unrealized appreciation
           (depreciation) of investments        4,792,261      (254,562)      (565,325)      (346,069)      (321,276)       (53,267)
                                             ------------  ------------   ------------   ------------   ------------   ------------
       Increase (decrease) in net assets
           from operations                      6,616,017      (243,063)      (557,575)      (108,098)      (146,898)       (67,124)
                                             ------------  ------------   ------------   ------------   ------------   ------------

From capital transactions
           Net proceeds from units sold         6,733,421    10,061,691     23,606,507     22,638,650     15,660,603      5,874,709
           Cost of units redeemed              (1,529,481)      (31,826)       (57,845)      (324,233)      (375,324)       (21,174)
           Annuity benefit payments                     0             0              0              0              0              0
           Net transfers                        6,447,066       848,501      1,953,203        689,668      1,264,025      1,311,449
           Contract maintenance charge             (5,833)            0              0              0              0              0
                                             ------------  ------------   ------------   ------------   ------------   ------------
       Increase (decrease) in net assets
            from capital transactions          11,645,173    10,878,366     25,501,865     23,004,085     16,549,304      7,164,984
                                             ------------  ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets              18,261,190    10,635,303     24,944,290     22,895,987     16,402,406      7,097,860
Net assets at beginning of period              10,693,989        36,337        223,550        415,754         32,812         49,212
                                             ------------  ------------   ------------   ------------   ------------   ------------
Net assets at end of period                  $ 28,955,179  $ 10,671,640   $ 25,167,840   $ 23,311,741   $ 16,435,218   $  7,147,072
                                             ============  ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
       Units sold                               1,007,247       243,454        796,386        477,878        389,628        312,445
       Units redeemed                            (170,442)       (1,100)        (2,097)        (7,533)          (573)          (544)
       Units transferred                          287,258        43,067         34,472         (7,899)        30,828         88,907
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding        1,124,063       285,421        828,761        462,446        419,883        400,808
Beginning units                                 1,612,980             0              0              0              0              0
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                    2,737,043       285,421        828,761        462,446        419,883        400,808
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.52% :
       Units sold                                       -             -              -              -              -              -
       Units redeemed                                   -             -              -              -              -              -
       Units transferred                                -             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                -             -              -              -              -              -
Beginning units                                         -             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                            -             -              -              -              -              -
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.55% (1):
       Units sold                                  47,030             -              -              -              -              -
       Units redeemed                              (1,258)            -              -              -              -              -
       Units transferred                           31,970             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           77,742             -              -              -              -              -
Beginning units                                   133,469             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                      211,211             -              -              -              -              -
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.55% (2):
       Units sold                                       -        23,435         48,393        121,466        215,794         29,469
       Units redeemed                                   -          (392)        (1,637)        (7,657)       (19,967)           (96)
       Units transferred                                -         3,575         16,573          8,670         46,024         21,269
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                -        26,618         63,329        122,479        241,851         50,642
Beginning units                                         -           290            874         17,239          1,694          3,638
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                            -        26,908         64,203        139,718        243,545         54,280
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.65% :
       Units sold                                 626,185       364,948        674,381        573,895        397,499        315,705
       Units redeemed                            (177,390)          (63)          (134)          (897)        (2,233)        (1,063)
       Units transferred                        1,008,509         6,973         78,834         12,639        (21,001)        43,530
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding        1,457,304       371,858        753,081        585,637        374,265        358,172
Beginning units                                 1,595,909             0              0              0              0              0
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                    3,053,213       371,858        753,081        585,637        374,265        358,172
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.70% (3):
       Units sold                                  38,595             -              -              -              -              -
       Units redeemed                             (12,054)            -              -              -              -              -
       Units transferred                           32,894             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           59,435             -              -              -              -              -
Beginning units                                   252,634             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                      312,069             -              -              -              -              -
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.70% (4):
       Units sold                                       -        10,844         31,630         97,349         29,936         43,236
       Units redeemed                                   -          (218)             0           (246)        (2,968)          (135)
       Units transferred                                -         1,921            877          7,488         22,028          3,494
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                -        12,547         32,507        104,591         48,996         46,595
Beginning units                                         -         2,541         16,596          5,918            798             16
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                            -        15,088         49,103        110,509         49,794         46,611
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.95% (5):
       Units sold                                  13,919             -              -              -              -              -
       Units redeemed                              (1,313)            -              -              -              -              -
       Units transferred                           53,850             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding           66,456             -              -              -              -              -
Beginning units                                    61,135             -              -              -              -              -
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                      127,591             -              -              -              -              -
                                             ============  ============   ============   ============   ============   ============
Contracts with total expenses of 1.95% (6):
       Units sold                                       -        21,606         21,745        303,509         60,616         20,800
       Units redeemed                                   -          (338)             0         (5,813)             0           (774)
       Units transferred                                -            (8)             3         28,866         11,171          2,430
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                -        21,260         21,748        326,562         71,787         22,456
Beginning units                                         -             8              8          9,352              8          3,614
                                             ------------  ------------   ------------   ------------   ------------   ------------
Ending units                                            -        21,268         21,756        335,914         71,795         26,070
                                             ============  ============   ============   ============   ============   ============

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                      Large Cap    Large Cap      Mid Cap     Mid Cap                  International
                                                      Composite      Value        Growth       Value      Small Cap        Equity
                                                      Portfolio    Portfolio     Portfolio   Portfolio    Portfolio      Portfolio
                                                      (Class 3)    (Class 3)     (Class 3)    (Class 3)   (Class 3)       (Class 3)
                                                      ----------   ----------   ----------   ----------   ----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                          $   (9,518)  $  (20,065)  $  (26,164)  $  (19,223)  $  (24,368)  $    (15,196)
       Net realized gains (losses) from securities
           transactions                                   16,685       13,156       42,840        9,688       55,468        136,129
       Change in net unrealized appreciation
           (depreciation) of investments                 (38,609)     (69,741)     (63,395)      25,116     (299,706)       (10,318)
                                                      ----------   ----------   ----------   ----------   ----------   ------------
       Increase (decrease) in net assets from
           operations                                    (31,442)     (76,650)     (46,719)      15,581     (268,606)       110,615
                                                      ----------   ----------   ----------   ----------   ----------   ------------

From capital transactions
           Net proceeds from units sold                2,459,092    6,477,496    6,534,998    6,020,438    6,499,134      4,753,748
           Cost of units redeemed                        (11,283)     (25,982)     (39,152)     (28,601)     (31,699)       (15,477)
           Annuity benefit payments                            0            0            0            0            0              0
           Net transfers                                 193,962      690,010      950,180      722,292      786,048        721,194
           Contract maintenance charge                         0            0           (4)           0           (3)             0
                                                      ----------   ----------   ----------   ----------   ----------   ------------
       Increase (decrease) in net assets from
           capital transactions                        2,641,771    7,141,524    7,446,022    6,714,129    7,253,480      5,459,465
                                                      ----------   ----------   ----------   ----------   ----------   ------------

Increase (decrease) in net assets                      2,610,329    7,064,874    7,399,303    6,729,710    6,984,874      5,570,080
Net assets at beginning of period                          2,299       49,751       43,086       43,996       25,364         59,092
                                                      ----------   ----------   ----------   ----------   ----------   ------------
Net assets at end of period                           $2,612,628   $7,114,625   $7,442,389   $6,773,706   $7,010,238   $  5,629,172
                                                      ==========   ==========   ==========   ==========   ==========   ============

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
       Units sold                                        131,904      233,910      217,276      170,639      294,984        308,428
       Units redeemed                                       (224)        (350)        (491)        (282)        (728)          (412)
       Units transferred                                  26,448       19,188       20,711       14,599       36,011         39,030
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                 158,128      252,748      237,496      184,956      330,267        347,046
Beginning units                                                0            0            0            0            0              0
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                             158,128      252,748      237,496      184,956      330,267        347,046
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.52% :
       Units sold                                              -            -            -            -            -              -
       Units redeemed                                          -            -            -            -            -              -
       Units transferred                                       -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                       -            -            -            -            -              -
Beginning units                                                -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                                   -            -            -            -            -              -
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.55% (1):
       Units sold                                              -            -            -            -            -              -
       Units redeemed                                          -            -            -            -            -              -
       Units transferred                                       -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                       -            -            -            -            -              -
Beginning units                                                -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                                   -            -            -            -            -              -
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.55% (2):
       Units sold                                         40,920       25,596       21,381       18,072       21,751         29,057
       Units redeemed                                       (739)        (207)        (241)        (278)         (60)           (93)
       Units transferred                                 (10,134)      12,551       10,240       12,871       15,869         10,617
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                  30,047       37,940       31,380       30,665       37,560         39,581
Beginning units                                              281        2,728        3,501        3,525        3,095          8,801
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                              30,328       40,668       34,881       34,190       40,655         48,382
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.65% :
       Units sold                                         75,072      236,131      195,640      133,687      236,573        231,202
       Units redeemed                                        (17)      (1,030)      (1,245)        (459)        (993)        (1,003)
       Units transferred                                   2,820       24,172       31,541       13,567       17,576         41,757
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                  77,875      259,273      225,936      146,795      253,156        271,956
Beginning units                                                0            0            0            0            0              0
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                              77,875      259,273      225,936      146,795      253,156        271,956
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.70% (3):
       Units sold                                              -            -            -            -            -              -
       Units redeemed                                          -            -            -            -            -              -
       Units transferred                                       -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                       -            -            -            -            -              -
Beginning units                                                -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                                   -            -            -            -            -              -
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.70% (4):
       Units sold                                         20,022       37,205       27,834       21,769       36,849         28,275
       Units redeemed                                       (163)         (95)         (51)        (250)        (393)          (139)
       Units transferred                                   2,287        3,139        5,159          516        1,520         13,705
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                  22,146       40,249       32,942       22,035       37,976         41,841
Beginning units                                               14           12           11            9           13             17
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                              22,160       40,261       32,953       22,044       37,989         41,858
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.95% (5):
       Units sold                                              -            -            -            -            -              -
       Units redeemed                                          -            -            -            -            -              -
       Units transferred                                       -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                       -            -            -            -            -              -
Beginning units                                                -            -            -            -            -              -
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                                   -            -            -            -            -              -
                                                      ==========   ==========   ==========   ==========   ==========     ==========
Contracts with total expenses of 1.95% (6):
       Units sold                                          8,554       19,968        9,063        9,660       12,866          9,912
       Units redeemed                                        (92)        (559)        (797)        (417)        (797)          (289)
       Units transferred                                     487        1,198        3,503          946        3,493          2,651
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Increase (decrease) in units outstanding                   8,949       20,607       11,769       10,189       15,562         12,274
Beginning units                                               14        2,691          688            9           13          1,344
                                                      ----------   ----------   ----------   ----------   ----------     ----------
Ending units                                               8,963       23,298       12,457       10,198       15,575         13,618
                                                      ==========   ==========   ==========   ==========   ==========     ==========

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                  Diversified      Cash          Focus      Focus Growth    Focus         Focus
                                                  Fixed Income  Management      Growth       and Income     Value         TechNet
                                                   Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                   (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                                  -----------   -----------   -----------   ------------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                      $    (4,530)  $   (21,911)  $   (25,898)  $    (28,716) $   (17,472)  $   (14,863)
       Net realized gains (losses) from
           securities transactions                    (25,468)       (8,534)       31,906         23,940        7,004        12,936
       Change in net unrealized appreciation
           (depreciation) of investments             (193,048)       (4,961)     (205,129)       (98,049)    (115,402)       30,398
                                                  -----------   -----------   -----------   ------------  -----------   -----------
       Increase (decrease) in net assets
          from operations                            (223,046)      (35,406)     (199,121)      (102,825)    (125,870)       28,471
                                                  -----------   -----------   -----------   ------------  -----------   -----------

From capital transactions
           Net proceeds from units sold             8,080,856     9,455,621     8,583,507      8,247,767    5,262,773     4,333,023
           Cost of units redeemed                    (392,841)   (2,078,256)      (45,342)       (50,992)     (42,767)      (51,048)
           Annuity benefit payments                         0             0             0              0            0             0
           Net transfers                              547,766    (1,049,105)      164,480        885,453      386,230       270,085
           Contract maintenance charge                      0             0           (10)           (11)           0            (7)
                                                  -----------   -----------   -----------   ------------  -----------   -----------
       Increase (decrease) in net assets from
          capital transactions                      8,235,781     6,328,260     8,702,635      9,082,217    5,606,236     4,552,053
                                                  -----------   -----------   -----------   ------------  -----------   -----------

Increase (decrease) in net assets                   8,012,735     6,292,854     8,503,514      8,979,392    5,480,366     4,580,524
Net assets at beginning of period                   1,727,262       248,498         6,577         76,908       16,771           354
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Net assets at end of period                       $ 9,739,997   $ 6,541,352   $ 8,510,091   $  9,056,300  $ 5,497,137   $ 4,580,878
                                                  ===========   ===========   ===========   ============  ===========   ===========

ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
       Units sold                                     301,116       360,110       616,384        358,309      196,148       631,030
       Units redeemed                                    (809)       (2,254)         (967)          (812)        (143)       (1,114)
       Units transferred                               22,752       (19,632)       23,017         34,255       17,869        (7,954)
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding              323,059       338,224       638,434        391,752      213,874       621,962
Beginning units                                             0             0             0              0            0             0
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                          323,059       338,224       638,434        391,752      213,874       621,962
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.52% :
       Units sold                                           -             -             -              -            -             -
       Units redeemed                                       -             -             -              -            -             -
       Units transferred                                    -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding                    -             -             -              -            -             -
Beginning units                                             -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                                -             -             -              -            -             -
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.55% (1):
       Units sold                                           -             -             -              -            -             -
       Units redeemed                                       -             -             -              -            -             -
       Units transferred                                    -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding                    -             -             -              -            -             -
Beginning units                                             -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                                -             -             -              -            -             -
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.55% (2):
       Units sold                                     167,377       325,345        93,870         46,305       39,900        68,936
       Units redeemed                                 (11,233)     (182,314)       (4,121)        (3,303)      (2,893)       (8,472)
       Units transferred                                2,018         9,456       (22,006)        29,919        9,506         4,514
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding              158,162       152,487        67,743         72,921       46,513        64,978
Beginning units                                        96,751           275            19          9,721        1,339            43
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                          254,913       152,762        67,762         82,642       47,852        65,021
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.65% :
       Units sold                                     145,939       180,620       438,365        387,194      169,063       263,213
       Units redeemed                                    (218)       (1,989)         (603)        (1,153)         (66)       (1,954)
       Units transferred                               43,025       (90,402)        9,911         19,617        1,930        32,552
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding              188,746        88,229       447,673        405,658       170,927      293,811
Beginning units                                             0             0             0              0            0             0
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                          188,746        88,229       447,673        405,658      170,927       293,811
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.70% (3):
       Units sold                                           -             -             -              -            -             -
       Units redeemed                                       -             -             -              -            -             -
       Units transferred                                    -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding                    -             -             -              -            -             -
Beginning units                                             -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                                -             -             -              -            -             -
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.70% (4):
       Units sold                                      14,905        23,191        13,261         91,552        6,973        25,003
       Units redeemed                                 (20,983)         (281)            0            (11)        (279)          (59)
       Units transferred                               (8,624)            0         5,239          7,326        1,835        22,537
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding              (14,702)       22,910        18,500         98,867        8,529        47,481
Beginning units                                        36,523         5,144         1,141            558          442            42
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                           21,821        28,054        19,641         99,425        8,971        47,523
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.95% (5):
       Units sold                                           -             -             -              -            -             -
       Units redeemed                                       -             -             -              -            -             -
       Units transferred                                    -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding                    -             -             -              -            -             -
Beginning units                                             -             -             -              -            -             -
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                                -             -             -              -            -             -
                                                  ===========   ===========   ===========   ============  ===========   ===========
Contracts with total expenses of 1.95% (6):
       Units sold                                      59,171             0        16,055         35,084        8,031         3,125
       Units redeemed                                    (906)       (8,003)         (476)          (321)         (24)          (82)
       Units transferred                              (19,230)        1,077         8,414          9,611          131         6,764
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Increase (decrease) in units outstanding               39,035        (6,926)       23,993         44,374        8,138         9,807
Beginning units                                        18,070        17,724            19             15           12            42
                                                  -----------   -----------   -----------   ------------  -----------   -----------
Ending units                                           57,105        10,798        24,012         44,389        8,150         9,849
                                                  ===========   ===========   ===========   ============  ===========   ===========

(1) Offered in Seasons Triple Elite product.

(2) Offered in Seasons Advisor II and Seasons Select IIA products.

(3) Offered in Seasons Triple Elite product.

(4) Offered in Seasons Advisor II product.

(5) Offered in Seasons Triple Elite product.

(6) Offered in Seasons Advisor II product.

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      Variable Annuity Account Five of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following variable annuity products:
      Seasons, Seasons Select, Seasons Select II, Seasons Advisor, Seasons Triple Elite and Seasons Advisor II. Seasons was launched on April 15, 1997. Seasons Select was launched on March 1, 1999. Seasons Select II was launched on October 14, 2000. Seasons Advisor was launched on October 1, 2001. Seasons Triple Elite was launched on December 10, 2001. Seasons Advisor II was launched on November 11, 2002.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of a total of 41 variable portfolios and 12 variable strategies of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: four Class 1, four Class 2 and four Class 3 multi-managed variable investment strategies (the "Strategies"), nine Class 1, nine Class 2 and fourteen Class 3 variable portfolios (the "Select Portfolios"), and one Class 1, four Class 2 and four Class 3 focused portfolios (the "Focused Portfolios"), each with a distinct investment objective. The Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Trust and in two other portfolios of the Trust. Each of the Select Portfolios and the Focused Portfolios is invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in its investment activities. The contract holder may elect to have payments allocated to any of seven guaranteed-interest

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION(continued)

      funds of the Company (the "General Account"), which are not a part of the Separate Account. The products offer investments in different classes of shares of the portfolios of the Seasons Series Trust (the "Trust"). The primary difference between the classes is Class 2 and Class 3 shares are subject to 12b-1 fees of 0.15% and 0.25%, respectively, of each classes' average daily net assets, while Class 1 shares are not subject to 12b-1 fees. The financial statements include balances allocated by the participant to the Strategies, Select Portfolios and Focused Portfolios and do not include balances allocated to the General Account.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      RECEIVABLE FROM/PAYABLE TO AIG SUNAMERICA LIFE ASSURANCE COMPANY: Balances represent receivable from/payable to the Company for trades in the Variable Accounts that were executed subsequent to year-end to correct transactions previously processed during the fiscal year.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year presentation.

      RESERVES FOR ANNUITY CONTRACTS ON BENEFITS: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

      Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows.

      WITHDRAWAL CHARGE: Contracts without the Seasons Rewards Program provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceed the free withdrawal amount.

      The Seasons Rewards Program adds an amount to the contract (an "Initial Payment Enhancement") each time a purchase payment is submitted. An Initial Payment Enhancement is calculated as a percentage of each Purchase Payment. The minimum Initial Payment Enhancement is 2.00% of each Purchase Payment. Additionally, a discretionary amount may be added to the contract. If offered and elected, the maximum withdrawal charge for contracts with this option is 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts issued, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contracts. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rate of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, depending on the benefit options elected for each product, is as follows:
      Seasons 1.25%, Seasons Select 1.25% or 1.37%, Seasons Select II 1.25%, 1.40%, 1.45% or 1.65%, Seasons Advisor 1.25% or 1.50%, Seasons Triple Elite 1.40%, 1.55% or 1.80% and Seasons Advisor II 1.40%, 1.55% or 1.80%.
      The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not enough to cover the cost of distributing the contract, the Company will bear the loss.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered with certain contracts, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is 0.10% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for purchase payments, proportional withdrawals, fees and charges.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      SEASONS PROMISE FEE: The optional Seasons Promise Program offered in Seasons Select II and Seasons Triple Elite, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0% to 0.65% of the contract value including purchase payments received prior to the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME REWARDS FEE: The optional Income Rewards feature offered in Seasons Select II and Seasons Triple Elite, provides guaranteed withdrawals over a minimum number of years that, in total, equal at least the initial purchase payment adjusted for withdrawals. The fee is from 0.45% to 0.65% of purchase payments adjusted for withdrawals. It is deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2005 consist of the following:

                                                                 Cost of Shares      Proceeds from
                 Variable Accounts                                  Acquired          Shares Sold
--------------------------------------------------------         --------------      -------------
Multi-Managed Growth Portfolio (Class 1)                          $   1,571,864       $ 14,932,141
Multi-Managed Moderate Growth Portfolio (Class 1)                     2,984,268         16,360,994
Multi-Managed Income/Equity Portfolio (Class 1)                       3,697,422         12,673,764
Multi-Managed Income Portfolio (Class 1)                              4,050,706         10,031,135
Asset Allocation: Diversified Growth Portfolio (Class 1)              4,371,194         26,592,514
Stock Portfolio (Class 1)                                             4,782,812         22,308,943
Large Cap Growth Portfolio (Class 1)                                  1,489,265          3,959,625
Large Cap Composite Portfolio (Class 1)                               1,743,659          2,455,839
Large Cap Value Portfolio (Class 1)                                   1,898,256          2,889,378
Mid Cap Growth Portfolio (Class 1)                                    2,464,005          4,523,100
Mid Cap Value Portfolio (Class 1)                                     3,105,096          3,307,048
Small Cap Portfolio (Class 1)                                         3,284,982          5,449,471
International Equity Portfolio (Class 1)                              1,265,461          1,249,425
Diversified Fixed Income Portfolio (Class 1)                          3,651,142          4,292,372
Cash Management Portfolio (Class 1)                                   6,884,423          5,876,212
Focus Growth Portfolio (Class 1)                                        706,182          2,025,898
Multi-Managed Growth Portfolio (Class 2)                              7,847,789         15,029,484
Multi-Managed Moderate Growth Portfolio (Class 2)                    19,337,411         23,506,382
Multi-Managed Income/Equity Portfolio (Class 2)                      19,178,979         23,441,682
Multi-Managed Income Portfolio (Class 2)                             21,308,895         22,991,548
Asset Allocation: Diversified Growth Portfolio (Class 2)             26,987,622         43,211,891
Stock Portfolio (Class 2)                                            24,420,141         34,987,567
Large Cap Growth Portfolio (Class 2)                                 15,455,387         15,781,149
Large Cap Composite Portfolio (Class 2)                               5,209,515          5,783,457
Large Cap Value Portfolio (Class 2)                                  26,221,833         17,991,497
Mid Cap Growth Portfolio (Class 2)                                   21,189,612         21,510,321
Mid Cap Value Portfolio (Class 2)                                    39,723,416         24,279,127
Small Cap Portfolio (Class 2)                                        21,259,014         20,565,875
International Equity Portfolio (Class 2)                             31,311,075         11,806,550
Diversified Fixed Income Portfolio (Class 2)                         35,526,006         42,680,696
Cash Management Portfolio (Class 2)                                  68,557,773         63,623,199
Focus Growth Portfolio (Class 2)                                     16,998,193         16,678,793
Focus Growth and Income Portfolio (Class 2)                          10,813,171         14,656,264

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                 Cost of Shares       Proceeds from
                 Variable Accounts                                  Acquired           Shares Sold
--------------------------------------------------------         --------------      ---------------
Focus Value Portfolio (Class 2)                                  $   26,328,555      $    12,948,180
Focus TechNet Portfolio (Class 2)                                    19,511,712           20,405,188
Multi-Managed Growth Portfolio (Class 3)                             14,448,308            1,955,282
Multi-Managed Moderate Growth Portfolio (Class 3)                    32,071,333            2,135,574
Multi-Managed Income/Equity Portfolio (Class 3)                      32,698,122            4,044,029
Multi-Managed Income Portfolio (Class 3)                             21,543,777            4,768,224
Asset Allocation: Diversified Growth Portfolio (Class 3)             45,167,381            6,608,346
Stock Portfolio (Class 3)                                            36,502,750            5,073,318
Large Cap Growth Portfolio (Class 3)                                 20,088,436            3,404,393
Large Cap Composite Portfolio (Class 3)                               5,424,263              929,370
Large Cap Value Portfolio (Class 3)                                  22,229,588            2,411,401
Mid Cap Growth Portfolio (Class 3)                                   18,724,074            2,250,596
Mid Cap Value Portfolio (Class 3)                                    23,540,303            3,062,435
Small Cap Portfolio (Class 3)                                        20,024,997            3,568,803
International Equity Portfolio (Class 3)                             18,480,347            1,815,253
Diversified Fixed Income Portfolio (Class 3)                         30,879,839            9,023,160
Cash Management Portfolio (Class 3)                                  30,399,871           24,846,507
Focus Growth Portfolio (Class 3)                                     15,648,893            2,644,098
Focus Growth and Income Portfolio (Class 3)                          15,362,901            2,919,763
Focus Value Portfolio (Class 3)                                      17,182,047            2,610,100
Focus TechNet Portfolio (Class 3)                                     9,635,168            2,611,563
Allocation Moderate Portfolio (Class 3) (1)                           7,563,318              168,481
Allocation Moderate Growth Portfolio (Class 3) (1)                    8,027,921              247,699
Allocation Growth Portfolio (Class 3) (1)                             9,493,079            1,417,027
Allocation Balanced Portfolio (Class 3) (1)                           9,276,445              381,855
Strategic Fixed Income Portfolio (Class 3) (1)                        2,673,077               28,984

(1) FOR the period from February 14, 2005 (inception) to April 30, 2005

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended April 30, 2005, 2004, 2003 and 2002, follows:

                       At April 30                                    For the Year Ended April 30
-----------------------------------------------------    ---------------------------------------------------
                    Unit Fair Value                        Expense Ratio    Investment       Total Return
                      Lowest to         Net Assets           Lowest           Income           Lowest to
 Year     Units       Highest ($)(7)       ($)             to Highest (1)    Ratio (2)        Highest (3)
------  ---------  -----------------  ---------------    ---------------    ----------     -----------------
Growth Strategy (Class 1)

2005    6,154,039   15.61  to  15.73     96,764,870      1.40% to 1.52%       0.57%          4.96% to   5.09%
2004    7,772,716   14.87  to  14.96    116,291,111      1.40% to 1.52%       0.81%         17.04% to  17.18%
2003    8,388,728   12.71  to  12.77    107,107,897      1.40% to 1.52%       1.10%        -11.41% to -11.30%
2002   10,908,140   14.34  to  14.40    157,031,366      1.40% to 1.52%       3.18%        -15.71% to -15.61%

Moderate Growth Strategy (Class 1)

2005    6,839,418   15.37  to  15.48    105,864,120      1.40% to 1.52%       0.87%          4.45% to   4.58%
2004    8,455,950   14.71  to  14.80    125,160,639      1.40% to 1.52%       1.15%         14.75% to  14.89%
2003    9,209,776   12.82  to  12.88    118,653,181      1.40% to 1.52%       1.43%         -9.35% to  -9.24%
2002   11,717,719   14.15  to  14.20    166,340,750      1.40% to 1.52%       4.38%        -13.00% to -12.89%

Balanced Growth Strategy (Class 1)

2005    5,514,875   15.05  to  15.16     83,566,913      1.40% to 1.52%       1.36%          4.61% to   4.73%
2004    6,719,426   14.38  to  14.47     97,222,088      1.40% to 1.52%       1.53%         11.84% to  11.97%
2003    7,403,724   12.86  to  12.92     95,672,898      1.40% to 1.52%       1.77%         -5.99% to  -5.88%
2002    8,709,189   13.68  to  13.73    119,574,001      1.40% to 1.52%       6.57%         -8.48% to  -8.37%

Conservative Growth Strategy (Class 1)

2005    4,265,494   14.81  to  14.92     63,608,233      1.40% to 1.52%       1.81%          4.21% to   4.33%
2004    5,093,757   14.21  to  14.30     72,807,120      1.40% to 1.52%       1.98%          9.23% to   9.37%
2003    5,702,169   13.01  to  13.07     74,525,952      1.40% to 1.52%       2.08%         -2.90% to  -2.78%
2002    6,350,294   13.39  to  13.44     85,371,281      1.40% to 1.52%      10.18%         -5.01% to  -4.90%

Large Cap Growth Portfolio (Class 1)

2005    1,558,414    7.60  to   8.44     13,076,343      1.40% to 1.52%       0.00%          3.55% to   3.68%
2004    1,832,151    7.34  to   8.14     14,801,993      1.40% to 1.52%       0.00%         19.05% to  19.20%
2003    1,955,050    6.16  to   6.83     13,238,748      1.40% to 1.52%       0.00%        -14.15% to -14.04%
2002    2,480,659    7.18  to   7.95     19,546,687      1.40% to 1.52%       0.00%        -21.62% to -21.52%

Large Cap Composite Portfolio (Class 1)

2005      469,827    8.46  to   9.23      4,328,593      1.40% to 1.52%       0.22%          4.09% to   4.22%
2004      554,166    8.13  to   8.86      4,898,313      1.40% to 1.52%       0.19%         18.48% to  18.62%
2003      604,695    6.86  to   7.47      4,502,484      1.40% to 1.52%       0.34%        -15.98% to -15.88%
2002      694,260    8.16  to   8.88      6,145,402      1.40% to 1.52%       0.03%        -14.97% to -14.86%

Large Cap Value Portfolio (Class 1)

2005    1,112,414   12.02  to  12.60     14,000,876      1.40% to 1.52%       0.78%          7.48% to   7.61%
2004    1,184,464   11.18  to  11.71     13,848,855      1.40% to 1.52%       0.85%         23.56% to  23.71%
2003    1,223,417    9.05  to   9.47     11,563,105      1.40% to 1.52%       0.30%        -16.47% to -16.37%
2002    1,523,447   10.84  to  11.32     17,218,760      1.40% to 1.52%       0.54%         -8.53% to  -8.42%

Mid Cap Growth Portfolio (Class 1)

2005      934,224   12.88  to  14.08     13,073,202      1.40% to 1.52%       0.00%          1.75% to   1.87%
2004    1,069,700   12.66  to  13.82     14,699,391      1.40% to 1.52%       0.00%         34.27% to  34.43%
2003    1,117,955    9.43  to  10.28     11,426,013      1.40% to 1.52%       0.00%        -15.93% to -15.83%
2002    1,472,485   11.21  to  12.21     17,888,985      1.40% to 1.52%       0.00%        -10.98% to -10.87%

Mid Cap Value Portfolio (Class 1)

2005      766,979   19.51  to  19.91     15,254,845      1.40% to 1.52%       0.42%         14.62% to  14.76%
2004      784,173   17.02  to  17.35     13,592,602      1.40% to 1.52%       0.71%         31.22% to  31.38%
2003      834,622   12.97  to  13.20     11,011,900      1.40% to 1.52%       0.20%        -15.80% to -15.69%
2002    1,101,922   15.41  to  15.66     17,237,519      1.40% to 1.52%       0.70%         10.07% to  10.20%

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)


                       At April 30                                    For the Year Ended April 30
---------------------------------------------------      ---------------------------------------------------
                    Unit Fair Value                        Expense Ratio    Investment       Total Return
                      Lowest to         Net Assets           Lowest           Income           Lowest to
 Year     Units       Highest ($)(7)       ($)             to Highest (1)    Ratio (2)        Highest (3)
------  ---------  -----------------    -----------      ---------------    ----------     -----------------
Small Cap Portfolio (Class 1)

2005      874,189    9.98 to 10.42        9,092,797      1.40% to 1.52%       0.00%         -0.27% to  -0.14%
2004    1,048,562   10.01 to 10.44       10,920,489      1.40% to 1.52%       0.00%         28.41% to  28.57%
2003    1,068,628    7.80 to  8.12        8,656,121      1.40% to 1.52%       0.00%        -22.59% to -22.50%
2002    1,348,181   10.07 to 10.48       14,095,807      1.40% to 1.52%       0.00%         -6.64% to  -6.52%

International Equity Portfolio (Class 1)

2005    1,000,040    8.04 to 8.66         8,630,369      1.40% to 1.52%       1.22%         10.01% to  10.14%
2004    1,000,273    7.31 to 7.86         7,843,631      1.40% to 1.52%       1.00%         34.15% to  34.31%
2003      990,752    5.45 to 5.85         5,783,950      1.40% to 1.52%       0.42%        -24.84% to -24.75%
2002    1,166,987    7.25 to 7.78         9,048,213      1.40% to 1.52%       0.00%        -19.13% to -19.04%

Diversified Fixed Income Portfolio (Class 1)

2005      986,652   11.88 to 12.11       11,941,602      1.40% to 1.52%       3.02%          3.08% to   3.20%
2004    1,056,123   11.53 to 11.74       12,385,587      1.40% to 1.52%       2.45%         -0.42% to  -0.30%
2003    1,489,314   11.57 to 11.77       17,520,349      1.40% to 1.52%       0.48%          7.55% to   7.68%
2002    1,411,919   10.76 to 10.93       15,426,164      1.40% to 1.52%       3.00%          3.26% to   3.39%

Cash Management Portfolio (Class 1)

2005      401,782   10.56 to  10.65       4,277,354      1.40% to 1.52%       0.27%         -0.38% to  -0.25%
2004      303,221   10.60 to  10.67       3,235,873      1.40% to 1.52%       0.81%         -1.23% to  -1.09%
2003      547,327   10.73 to  10.79       5,904,008      1.40% to 1.52%       1.32%         -0.75% to  -0.61%
2002      531,352   10.81 to  10.86       5,766,910      1.40% to 1.52%       0.64%          0.60% to   0.71%

Focus Growth Portfolio (Class 1)

2005      923,917    6.42 to  6.84        6,310,171      1.40% to 1.52%       0.00%         -4.68% to  -4.56%
2004    1,101,057    6.73 to  7.17        7,873,424      1.40% to 1.52%       0.00%         27.97% to  28.12%
2003    1,099,996    5.26 to  5.60        6,135,879      1.40% to 1.52%       0.00%        -15.11% to -15.00%
2002    1,173,483    6.20 to  6.58        7,699,685      1.40% to 1.52%       0.00%        -14.01% to -13.90%

Growth Strategy (Class 2)

2005    9,835,559   15.46 to 15.61 (8)  152,584,844      1.40% to 1.95%       0.47%          4.36% to   4.93%
2004   10,609,338   14.82 to 14.88 (8)  157,034,208      1.40% to 1.95%       0.72%         16.37% to  17.01%
2003    8,295,545   12.64 to 12.81      105,045,110      1.40% to 1.95%       1.10%        -12.01% to -11.43%
2002    6,910,595   14.30 to 14.48       98,937,250      1.40% to 1.95%       1.19%        -15.96% to  -4.75% (5)

Moderate Growth Strategy (Class 2)

2005   19,474,266   15.08 to  15.37     297,104,115      1.40% to 1.95%       0.78%          3.85% to   4.42%
2004   19,965,290   14.52 to  14.72     292,196,592      1.40% to 1.95%       1.07%         14.09% to  14.72%
2003   15,373,923   12.73 to  12.83     196,419,224      1.40% to 1.95%       1.49%         -9.89% to  -9.40%
2002   10,962,655   14.11 to  14.16     154,852,713      1.40% to 1.95%       1.57%        -13.25% to  -4.51%(5)

Balanced Growth Strategy (Class 2)

2005   17,959,634   14.80 to  15.05     268,333,908      1.40% to 1.95%       1.26%          4.00% to   4.57%
2004   18,767,867   14.23 to  14.39     268,615,260      1.40% to 1.95%       1.48%         11.20% to  11.81%
2003   14,002,893   12.79 to  12.87     179,524,903      1.40% to 1.95%       1.79%         -6.55% to  -6.03%
2002    9,013,774   13.64 to  13.70     123,147,411      1.40% to 1.95%       1.97%         -8.77% to  -3.25%(5)

Conservative Growth Strategy (Class 2)

2005   13,019,391   14.68 to 14.81 (8)  191,535,454      1.40% to 1.95%       1.70%          3.61% to   4.18%
2004   13,601,996   14.17 to 14.21 (8)  192,367,449      1.40% to 1.95%       1.92%          8.61% to   9.21%
2003   11,312,263   12.93 to 13.11      146,699,325      1.40% to 1.95%       2.13%         -3.46% to  -2.94%
2002    6,071,979   13.35 to 13.53       81,208,456      1.40% to 1.95%       2.47%         -5.31% to  -0.98%(5)

Large Cap Growth Portfolio (Class 2)

2005    9,062,550    8.25 to  8.39       75,431,698      1.40% to 1.95%       0.00%        2.97%   to   3.53%
2004    8,958,148    8.01 to  8.10       72,131,748      1.40% to 1.95%       0.00%       18.37%   to  19.02%
2003    6,679,182    6.77 to  6.81       45,250,524      1.40% to 1.95%       0.00%      -14.64%   to -14.18%
2002    4,680,882    7.90 to  7.95       37,007,912      1.40% to 1.95%       0.00%      -21.84%   to  -9.76%(5)

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)


                        At April 30                                      For the Year Ended April 30
------------------------------------------------------     ------------------------------------------------------------
                    Unit Fair Value                         Expense Ratio      Investment            Total Return
                      Lowest to            Net Assets           Lowest           Income                Lowest to
Year       Units     Highest ($)(7)           ($)           to Highest (1)      Ratio (2)             Highest (3)
----    ----------  ------------------    ------------     ---------------     ----------       -----------------------
Large Cap Composite Portfolio (Class 2)

2005     3,116,579    9.04  to  9.17 (8)    28,390,627       1.40% to 1.95%       0.10%           3.50%    to   4.06%
2004     3,143,934    8.74  to  8.81 (8)    27,564,090       1.40% to 1.95%       0.07%          17.80%    to  18.45%
2003     2,472,403    7.39  to  7.45        18,323,498       1.40% to 1.95%       0.20%         -16.46%    to -16.00%
2002     1,735,375    8.82  to  8.88        15,328,272       1.40% to 1.95%       0.00%         -15.19%    to  -5.80%(5)

Large Cap Value Portfolio (Class 2)

2005     8,662,073   11.99  to 12.52       107,244,514       1.40% to 1.95%       0.68%           6.87%    to   7.45%
2004     7,891,730   11.22  to 11.65        91,234,932       1.40% to 1.95%       0.75%          22.85%    to  23.52%
2003     6,106,189    9.13  to  9.43        57,267,796       1.40% to 1.95%       0.27%         -16.95%    to -16.50%
2002     4,675,294   11.00  to 11.30        52,651,828       1.40% to 1.95%       0.43%          -8.79%    to  -5.42%(5)

Mid Cap Growth Portfolio (Class 2)

2005     5,145,797   13.82  to 13.78 (8)    71,468,422       1.40% to 1.95%       0.00%           1.17%    to   1.72%
2004     5,124,765   13.66  to 13.75 (8)    70,053,839       1.40% to 1.95%       0.00%          33.50%    to  34.23%
2003     3,521,157   10.18  to 10.28        35,910,398       1.40% to 1.95%       0.00%         -16.40%    to -15.95%
2002     2,843,909   12.14  to 12.25        34,553,224       1.40% to 1.95%       0.00%         -11.22%    to  -1.75%(5)

Mid Cap Value Portfolio (Class 2)

2005     5,691,824   18.34  to 19.78       110,814,485       1.40% to 1.95%       0.32%          13.96%    to  14.59%
2004     4,849,209   16.10  to 17.26        82,845,283       1.40% to 1.95%       0.60%          30.47%    to  31.19%
2003     3,753,592   12.34  to 13.16        49,036,878       1.40% to 1.95%       0.16%         -16.27%    to -15.82%
2002     3,225,649   14.73  to 15.63        50,248,919       1.40% to 1.95%       0.59%           2.88%(5) to  10.04%

Small Cap Portfolio (Class 2)

2005     6,102,359   10.21  to 10.36 (8)    62,783,384       1.40% to 1.95%       0.00%          -0.84%    to  -0.29%
2004     5,957,810   10.30  to 10.39 (8)    61,539,737       1.40% to 1.95%       0.00%          27.67%    to  28.37%
2003     3,845,782    8.04  to  8.12        30,985,906       1.40% to 1.95%       0.00%         -23.03%    to -22.61%
2002     2,996,292   10.42  to 10.51        31,232,150       1.40% to 1.95%       0.00%          -6.89%    to   2.01%(5)

International Equity Portfolio (Class 2)

2005     9,957,879    8.49  to  8.60 (8)    85,111,831       1.40% to 1.95%       1.10%           9.38%    to   9.98%
2004     7,613,301    7.76  to  7.82 (8)    59,260,099       1.40% to 1.95%       0.88%          33.38%    to  34.10%
2003     5,179,868    5.80  to  5.83        30,120,703       1.40% to 1.95%       0.23%         -25.25%    to -24.96%
2002     2,956,184    7.74  to  7.79        22,913,462       1.40% to 1.95%       0.00%         -19.32%    to  -1.39%(5)

Diversified Fixed Income Portfolio (Class 2)

2005    10,457,794   11.53  to 12.04       124,451,319       1.40% to 1.95%       2.94%           2.49%    to   3.05%
2004    11,202,717   11.25  to 11.68       129,845,199       1.40% to 1.95%       2.22%          -0.99%    to  -0.45%
2003    12,205,305   11.36  to 11.73       142,395,670       1.40% to 1.95%       0.47%           6.97%    to   7.52%
2002     4,759,508   10.62  to 10.91        51,800,174       1.40% to 1.95%       3.18%          -1.36%(5) to   3.24%

Cash Management Portfolio (Class 2)

2005     5,187,723   10.40  to 10.58        54,495,028       1.40% to 1.95%       0.17%          -0.94%    to  -0.40%
2004     4,648,052   10.50  to 10.62        49,137,559       1.40% to 1.95%       0.62%          -1.78%    to  -1.24%
2003     4,668,834   10.68  to 10.76        50,041,649       1.40% to 1.95%       1.30%          -1.28%    to  -0.76%
2002     2,950,078   10.79  to 10.86        31,893,473       1.40% to 1.95%       0.62%          -0.25%(5) to   0.57%

Focus Growth Portfolio (Class 2)

2005     9,539,037    6.69  to  6.80 (8)    64,423,382       1.40% to 1.95%       0.00%          -5.22%    to  -4.70%
2004     9,361,514    7.06  to  7.13 (8)    66,439,046       1.40% to 1.95%       0.00%          27.24%    to  27.94%
2003     6,602,801    5.54  to  5.59        36,675,271       1.40% to 1.95%       0.00%         -15.59%    to -15.13%
2002     5,145,160    6.55  to  6.59        33,702,315       1.40% to 1.95%       0.00%         -14.25%    to  -4.46%(5)

Focus Growth and Income Portfolio (Class 2)

2005     5,289,872    8.93  to  9.10 (8)    46,705,858       1.40% to 1.95%       0.00%           0.11%    to   0.66%
2004     5,668,168    8.92  to  9.04 (8)    49,667,898       1.40% to 1.95%       0.00%          20.45%    to  21.12%
2003     3,072,999    7.10  to  7.47        22,237,737       1.40% to 1.95%       0.00%         -13.01%    to -12.53%
2002     1,679,285    8.14  to  8.55        13,818,473       1.40% to 1.95%       0.05%          -8.96%    to   2.02%(5)

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)


                        At April 30                                             For the Year Ended April 30
--------------------------------------------------------          -----------------------------------------------------------
                        Unit Fair Value                           Expense Ratio     Investment          Total Return
                           Lowest to         Net Assets            Lowest             Income              Lowest to
Year       Units         Highest ($)(7)          ($)               to Highest (1)    Ratio (2)           Highest (3)
----     ---------     -----------------     ----------           ---------------   -----------     -------------------------
Focus Value Portfolio (Class 2)

2005     4,729,943     13.25  to 13.58       63,830,283           1.40% to 1.95%        0.67%         9.95%     to  10.55%
2004     3,898,970     12.05  to 12.28       47,700,345           1.40% to 1.95%        0.00%        29.60%     to  30.31%
2003     2,235,185      9.30  to  9.44       21,014,443           1.40% to 1.95%        1.08%       -12.72%     to -12.24%
2002     1,266,808     10.65  to 10.79       13,591,403           1.40% to 1.95%        0.00%        -3.51% (4) to   7.40%(5)

Focus TechNet Portfolio (Class 2)

2005     6,167,482      4.07  to  4.15 (8)   26,595,288           1.40% to 1.95%        0.00%        -3.99%     to  -3.45%
2004     6,441,127      4.24  to  4.29 (8)   28,955,179           1.40% to 1.95%        0.00%        52.52%     to  53.36%
2003     3,656,127      2.78  to  3.09       10,693,989           1.40% to 1.95%        0.00%       -15.57%     to -15.12%
2002     1,430,649      3.30  to  3.65        5,099,065           1.40% to 1.95%        0.00%       -47.98%     to -25.68%(5)

Growth Strategy (Class 3)

2005     2,403,864     15.13  to 15.60 (8)   37,340,154           1.40% to 1.95%        0.43%         4.24%     to   4.82%
2004       720,543     14.51  to 14.88 (8)   10,671,640           1.40% to 1.95%        0.20%         4.41%     to  15.51%(9)
2003         2,839     12.57  to 12.81           36,337           1.55% to 1.95%        0.05%         2.09% (6) to   4.11%(6)
2002            --                  --               --                      --           --                          --

Moderate Growth Strategy (Class 3)

2005     5,373,257     14.87  to 15.36       82,125,336           1.40% to 1.95%        0.76%         3.73%     to   4.31%
2004     1,716,904     14.34  to 14.73       25,167,840           1.40% to 1.95%        0.26%         3.65%     to  14.01%(9)
2003        17,478     12.58  to 12.82          223,550           1.55% to 1.95%        0.00%         2.09% (6) to   4.06%(6)
2002            --                  --               --                      --           --                          --

Balanced Growth Strategy (Class 3)

2005     5,135,222     14.64  to 15.03       76,653,458           1.40% to 1.95%        1.31%         3.88%     to   4.46%
2004     1,634,224     14.09  to 14.39       23,311,741           1.40% to 1.95%        1.05%         3.31%     to  11.12%(9)
2003        32,509     12.68  to 12.84          415,754           1.55% to 1.95%        0.00%         2.54% (6) to   3.84%(6)
2002            --                  --               --                      --           --                          --

Conservative Growth Strategy (Class 3)

2005     3,032,263     14.43  to 14.78 (8)   44,705,045           1.40% to 1.95%        1.82%         3.50%     to   4.07%
2004     1,159,282     13.94  to 14.21 (8)   16,435,218           1.40% to 1.95%        1.19%         2.39%     to   8.25%(9)
2003         2,500     12.88  to 13.13           32,812           1.55% to 1.95%        0.07%         2.04% (6) to   4.04%(6)
2002            --                  --               --                      --           --                          --

Large Cap Growth Portfolio (Class 3)

2005     2,938,773      8.18  to  8.38       24,521,219           1.40% to 1.95%        0.00%         2.87%     to   3.43%
2004       885,941      7.95  to  8.10        7,147,072           1.40% to 1.95%        0.00%         6.22%     to  18.22%(9)
2003         7,268      6.73  to  6.82           49,212           1.55% to 1.95%        0.00%         2.17% (6) to   3.53%(6)
2002            --                  --               --                      --           --                           --

Large Cap Composite Portfolio (Class 3)

2005       806,657      8.87  to  9.16        7,357,615           1.40% to 1.95%        0.00%         3.40%     to   3.96%
2004       297,454      8.58  to  8.81        2,612,628           1.40% to 1.95%        0.01%         4.81%     to  17.06%(9)
2003           309      7.33  to  7.46            2,299           1.55% to 1.95%        0.04%         1.86% (6) to   3.62%(6)
2002            --                 --               --                      --            --                           --

Large Cap Value Portfolio (Class 3)

2005     2,265,870     11.93  to 12.50       28,080,226           1.40% to 1.95%        0.62%         6.77%     to   7.36%
2004       616,248     11.17  to 11.65        7,114,625           1.40% to 1.95%        0.23%         7.16%     to  22.72%(9)
2003         5,431      9.10  to  9.22           49,751           1.55% to 1.95%        0.01%         3.90% (6) to   5.21%(6)
2002            --                  --               --                      --           --                           --

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)


                        At April 30                                      For the Year Ended April 30
---------------------------------------------------         ------------------------------------------------------------
                     Unit Fair Value                         Expense Ratio      Investment           Total Return
                        Lowest to        Net Assets              Lowest           Income               Lowest to
Year      Units       Highest ($)(7)         ($)             to Highest (1)     Ratio (2)            Highest (3)
----    ---------   ------------------   ----------         ---------------     ----------      ------------------------
Mid Cap Growth Portfolio (Class 3)

2005    1,725,705   13.67  to 13.97 (8)  24,007,901           1.40% to 1.95%       0.00%         1.07%     to   1.63%
2004      543,723   13.53  to 13.75 (8)   7,442,389           1.40% to 1.95%       0.00%         5.73%     to  33.33% (9)
2003        4,200   10.14  to 10.28          43,086           1.55% to 1.95%       0.00%         6.55% (6) to   7.99% (6)
2002           --                --              --                      --          --                           --

Mid Cap Value Portfolio (Class 3)

2005    1,492,345   18.10  to 19.75      29,054,970           1.40% to 1.95%       0.22%        13.86%     to  14.49%
2004      398,183   15.90  to 17.25       6,773,706           1.40% to 1.95%       0.16%         9.50%     to  30.24% (9)
2003        3,543   12.21  to 12.42          43,996           1.55% to 1.95%       0.00%         2.81% (6) to   4.60% (6)
2002           --                --              --                      --          --                           --

Small Cap Portfolio (Class 3)

2005    2,268,515   10.09  to 10.34 (8)  23,377,830           1.40% to 1.95%       0.00%        -0.93%     to  -0.38%
2004      677,642   10.19  to 10.38 (8)   7,010,238           1.40% to 1.95%       0.00%         1.57%     to  27.38% (9)
2003        3,121    8.00  to  8.13          25,364           1.55% to 1.95%       0.00%         4.34% (6) to   6.05% (6)
2002           --                --              --                      --          --                           --

International Equity Portfolio (Class 3)

2005    2,763,283    8.39  to  8.59      23,626,162           1.40% to 1.95%       1.09%         9.28%     to   9.88%
2004      722,860    7.68  to  7.82       5,629,172           1.40% to 1.95%       0.28%        11.21%     to  33.25% (9)
2003       10,162    5.76  to  5.83          59,092           1.55% to 1.95%       0.00%        -2.09% (6) to  -0.89% (6)
2002           --                --              --                      --          --                           --

Diversified Fixed Income Portfolio (Class 3)

2005    2,672,785   11.55  to 12.03      31,684,920           1.40% to 1.95%       3.06%         2.39%     to   2.95%
2004      845,644   11.28  to 11.68       9,739,997           1.40% to 1.95%       1.33%        -0.73%     to  -1.08% (9)
2003      151,344   11.40  to 11.42       1,727,262           1.55% to 1.95%       0.00%         2.14% (6) to   2.26% (6)
2002           --                --              --                      --          --                           --

Cash Management Portfolio (Class 3)

2005    1,160,549   10.41  to 10.56      12,194,941           1.40% to 1.95%       0.09%        -1.05%     to  -0.50%
2004      618,067   10.52  to 10.61       6,541,352           1.40% to 1.95%       0.52%        -0.62%     to  -1.97% (9)
2003       23,143   10.74  to 10.75         248,498           1.55% to 1.95%       0.00%        -0.77% (6) to  -0.65% (6)
2002           --                --              --                      --          --                           --

Focus Growth Portfolio (Class 3)

2005    3,134,538    6.55  to  6.79 (8)  21,200,125           1.40% to 1.95%       0.00%        -5.32%     to  -4.80%
2004    1,197,522    6.92  to  7.13 (8)   8,510,091           1.40% to 1.95%       0.00%         3.95%     to  26.03% (9)
2003        1,179    5.49  to  5.59           6,577           1.55% to 1.95%       0.00%         3.00% (6) to   4.86% (6)
2002           --                --              --                      --          --                           --

Focus Growth and Income Portfolio (Class 3)

2005    2,458,873    8.80  to  9.10 (8)  21,925,296           1.40% to 1.95%       0.00%         0.01%     to   0.56%
2004    1,023,866    8.80  to  9.05 (8)   9,056,300           1.40% to 1.95%       0.00%         3.49%     to  19.89% (9)
2003       10,294    7.34  to  7.47          76,908           1.55% to 1.95%       0.00%         5.34% (6) to   7.20% (6)
2002           --                --              --                      --          --                           --

Focus Value Portfolio (Class 3)

2005    1,526,633   13.07  to 13.56      20,591,059           1.40% to 1.95%       0.63%         9.84%     to  10.45%
2004      449,774   11.90  to 12.28       5,497,137           1.40% to 1.95%       0.00%         5.59%     to  28.97% (9)
2003        1,793    9.23  to  9.37          16,771           1.55% to 1.95%       0.04%         9.36% (6) to  11.01% (6)
2002           --                --              --                      --          --                           --

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)


                        At April 30                                      For the Year Ended April 30
------------------------------------------------------       ---------------------------------------------------------------
                     Unit Fair Value                         Expense Ratio      Investment          Total Return
                       Lowest to           Net Assets           Lowest            Income             Lowest to
Year      Units       Highest ($)(7)           ($)             to Highest (1)      Ratio (2)          Highest (3)
----    ---------   ------------------     -----------       ----------------    -----------      -------------------------
Focus TechNet Portfolio (Class 3)

2005    2,656,623    4.02  to 4.14 (8)      11,262,544        1.40% to 1.95%        0.00%         -4.11%      to -3.55%
2004    1,038,166    4.19  to 4.29           4,580,878        1.40% to 1.95%        0.00%         11.26%      to 51.38%  (9)
2003          127    2.77  to 2.81                 354        1.55% to 1.95%        0.00%         14.71%  (6) to 16.36%  (6)
2002           --               --                  --                   --           --                            --

Allocation Moderate Portfolio (Class 3)

2005      906,466    9.68  to 9.69           8,781,684        1.40% to 1.95%        0.00%         -3.20% (10) to -3.09% (10)
2004           --               --                  --                   --           --                            --
2003           --               --                  --                   --           --                            --
2002           --               --                  --                   --           --                            --

Allocation Moderate Growth Portfolio (Class 3)

2005      753,392    9.63  to 9.64           7,258,771        1.40% to 1.95%        0.00%         -3.74% (10) to -3.62% (10)
2004           --              --                   --                   --           --                            --
2003           --              --                   --                   --           --                            --
2002           --              --                   --                   --           --                            --

Allocation Growth Portfolio (Class 3)

2005      793,312    9.56  to 9.58 (8)       7,594,005        1.40% to 1.95%        0.00%         -4.35% (10) to -4.24% (10)
2004           --               --                  --                   --           --                            --
2003           --               --                  --                   --           --                            --
2002           --               --                  --                   --           --                            --

Allocation Balanced Portfolio (Class 3)

2005      818,684    9.74  to 9.75           7,979,266        1.40% to 1.95%        0.00%         -2.62% (10) to -2.51% (10)
2004           --               --                  --                   --           --                            --
2003           --               --                  --                   --           --                            --
2002           --               --                  --                   --           --                            --

Strategic Fixed Income Portfolio (Class 3)

2005      271,085    9.65  to 9.67           2,620,058        1.40% to 1.95%        0.00%         -3.45% (10) to -3.26% (10)
2004           --               --                  --                   --           --                            --
2003           --               --                  --                   --           --                            --
2002           --               --                  --                   --           --                            --

(1) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2004, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2004, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

4)    For Period from October 4, 2001 (inception) to April 30, 2002.

                        VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

5)    For Period from December 10, 2001 (inception) to April 30, 2002.

6)    For Period from November 11, 2002 (inception) to April 30, 2003.

7) In 2004, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2004, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

8) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

9) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

10)   For Period from February 14, 2005 (inception) to April 30, 2005.

                         AMERICAN HOME ASSURANCE COMPANY

                            NAIC Company Code: 19380

                              Financial Statements

                                (Statutory Basis)

                                December 31, 2004

                         Report of Independent Auditors

To the Board of Directors and Shareholders of American Home Assurance Company;

We have audited the accompanying statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company (the "Company") as of December 31, 2004, and the related statutory statement of income and changes in capital and surplus, and of cash flow for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Notes 1 and 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2004, or the results of its operations or its cash flow for the year then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2004, and the results of its operations and its cash flow for the year then ended, on the basis of accounting described in Notes 1 and 2 to the financial statements.

As discussed in Note 2 to the accompanying financial statements, as a result of regulatory inquiries into certain transactions, AIG conducted an internal review of information and a number of transactions. As part of the internal review, the Company reviewed the statutory accounting treatment for matters identified during the internal review and concluded that certain transactions required adjustment. An agreement was reached with the Company's domiciliary state to include a single 2004 year presentation of its financial statements and to reflect the impact to its 2003 and prior year unassigned surplus as an adjustment to unassigned surplus at January 1, 2004.

PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
New York, NY
October 17, 2005

                         AMERICAN HOME ASSURANCE COMPANY
         Statement of Admitted Assets, Liabilities, Capital and Surplus
                                (Statutory Basis)
                               As of December 31,

                                                                                               2004
                                                                                        -----------------
                               Admitted Assets
                               ---------------

Bonds, principally at amortized cost (NAIC market value: 2004 - $8,209,550,613)         $   7,994,583,920
Stocks:
  Non-redeemable preferred stocks, at NAIC market value (cost: 2004 - $463,190,085)           457,593,670
  Common stocks, at NAIC market value (cost: 2004 - $1,374,733,826)                         2,923,431,228
Short-term investments, at amortized cost (approximates NAIC market value)                     70,457,937
Other invested assets, primarily at equity (cost: 2004 - $1,755,421,344)                    1,822,436,352
Cash                                                                                           18,536,724
Receivable for securities                                                                      99,398,952
Aggregate write-ins for invested assets                                                            55,962
                                                                                        -----------------
  Total cash and invested assets                                                           13,386,494,745
Agents' balances or uncollected premiums:
  Premiums in course of collection                                                            614,119,837
  Premiums and installments booked but deferred and not yet due                               693,540,979
  Accrued retrospective premiums                                                                7,717,284
Funds held by or deposited with reinsurers                                                    161,437,334
Amounts receivable under high deductible policies                                             367,173,605
Reinsurance recoverable on loss payments                                                      245,991,798
Current federal and foreign income tax recoverable from parent                                575,690,315
Net deferred tax assets                                                                       322,784,777
Electronic data processing equipment, less accumulated depreciation                            90,769,778
Interest and dividends due and accrued                                                        153,753,788
Receivable from parent, subsidiaries, and affiliates                                          430,317,791
Equities in underwriting pools and associations                                               498,433,360
Deposit accounting assets                                                                   1,638,716,479
Deposit accounting assets - funds held                                                        424,685,160
Other assets                                                                                  371,905,317
                                                                                        -----------------
  Total admitted assets                                                                 $  19,983,532,347
                                                                                        =================

                        See Notes to Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY
         Statement of Admitted Assets, Liabilities, Capital and Surplus
                                (Statutory Basis)
                               As of December 31,

                                                                                          2004
                                                                                   ------------------
                                 Liabilities
                                 -----------

Unpaid losses                                                                      $    8,252,100,497
Reinsurance payable on paid loss and loss adjustment expenses                             259,374,904
Unpaid loss adjustment expenses                                                         1,105,698,242
Commissions payable, contingent commissions and other similar charges                      16,225,705
Other expenses (excluding taxes, licenses and fees)                                         5,172,252
Taxes, licenses and fees (excluding federal and foreign income taxes)                     118,934,443
Ceded reinsurance premiums payable, net of ceding commissions                              74,707,897
Unearned premiums                                                                       4,136,808,013
Funds held under reinsurance treaties                                                     261,468,677
Amounts withheld or retained by company for account of others                              41,058,124
Provision for reinsurance                                                                 376,737,564
Payable to parent, subsidiaries, and affiliates                                           346,918,710
Dividends declared and unpaid                                                              16,724,656
Policyholder funds on deposit                                                              20,861,810
Loss clearing                                                                               8,664,540
Retroactive reinsurance reserve - assumed                                                  10,676,730
Retroactive reinsurance reserve - ceded                                                   (81,535,596)
Liability for pension and severance pay                                                     4,882,444
Deposit accounting liability - funds held                                               1,089,396,213
Deposit accounting liabilities                                                            465,475,220
Other liabilities                                                                         113,841,675
                                                                                   ------------------
  Total liabilities                                                                    16,644,192,720
                                                                                   ------------------

                          Capital and Surplus
                          -------------------

Special surplus funds from retroactive reinsurance                                         81,577,842
Common capital stock, $15.00 par value 1,758,158 shares
  authorized, 1,695,054 shares issued and outstanding                                      25,425,810
Capital in excess of par value                                                            702,745,971
Unassigned surplus                                                                      2,529,590,004
                                                                                   ------------------
  Total capital and surplus                                                             3,339,339,627
                                                                                   ------------------
  Total liabilities, capital and surplus                                           $   19,983,532,347
                                                                                   ==================

                        See Notes to Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY
             Statement of Operations and Capital and Surplus Account
                                (Statutory Basis)
                         For the Year Ended December 31,

                                                                                           2004
                                                                                     -----------------
Underwriting income:
Premiums earned                                                                      $   6,522,744,479
                                                                                     -----------------
Deductions:
  Losses incurred                                                                        4,766,132,507
  Loss adjustment expenses incurred                                                        730,780,156
  Other underwriting expenses incurred                                                   1,424,929,073
                                                                                     -----------------
Total underwriting deductions                                                            6,921,841,736
                                                                                     -----------------
Net underwriting loss                                                                     (399,097,257)
                                                                                     -----------------
Investment income:
  Net investment income earned                                                             419,417,808
  Net realized capital gains                                                                38,868,927
                                                                                     -----------------
Net investment gain                                                                        458,286,735
                                                                                     -----------------
Net loss from agents' or premium balances charged off                                      (42,782,977)
Other gain                                                                                  37,854,653
                                                                                     -----------------
Income before dividends to policyholders and federal and foreign income taxes               54,261,154
Dividends to policyholders                                                                    (532,291)
                                                                                     -----------------
Income after dividends to policyholders but before federal and foreign income taxes         53,728,863
Federal and foreign income tax provision                                                    99,915,418
                                                                                     -----------------
Net loss                                                                             $     (46,186,555)
                                                                                     =================
                  Capital and Surplus Account

Total capital and surplus, as of  December 31, previous year                         $   3,621,899,313
  Adjustment to beginning surplus                                                         (588,401,404)
                                                                                     -----------------
Total capital and surplus, as of January 1, 2004                                         3,033,497,909
Gains and (losses) in surplus:
  Net (loss) income                                                                        (46,186,555)
  Change in net unrealized capital gains                                                   360,939,835
  Change in net deferred income taxes                                                      363,072,435
  Change in non-admitted assets                                                           (345,908,075)
  Change in provision for reinsurance                                                       (7,794,510)
  Cash dividends to stockholder                                                            (63,464,000)
  Paid in surplus                                                                          157,947,881
  Other surplus adjustments                                                               (149,131,610)
  Unrealized foreign exchange adjustment                                                    36,366,317
                                                                                     -----------------
Change in surplus as regards policyholders for the year                                    305,841,718
                                                                                     -----------------
Total capital and surplus, December 31, current year                                 $   3,339,339,627
                                                                                     =================

                        See Notes to Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY
                             Statement of Cash Flow
                                (Statutory Basis)
                         For the Year Ended December 31,

                                                                               2004
                                                                         ------------------
Premiums collected net of reinsurance                                    $    7,036,063,766
Net investment income                                                           436,056,847
Miscellaneous income                                                             (4,928,324)
                                                                         ------------------
Total                                                                         7,467,192,289
Benefit and loss related payments                                                13,776,767
Commissions, expenses paid and aggregate write-ins for deductions             1,930,945,277
Dividends paid to policyholders                                                     600,677
Federal and foreign income taxes paid                                           618,202,167
                                                                         ------------------
Total                                                                         2,563,524,888
                                                                         ------------------
Net cash from operations                                                      4,903,667,401
                                                                         ------------------
Proceeds from investments sold, matured or repaid:
  Bonds                                                                       3,286,111,245
  Stocks                                                                      2,427,403,810
  Other invested assets                                                       3,872,120,851
  Net losses on cash short-term investments                                          (2,974)
  Miscellaneous proceeds                                                         77,009,289
                                                                         ------------------
Total investment proceeds                                                     9,662,642,221
                                                                         ------------------
Cost of investments acquired (long-term only):
  Bonds                                                                       5,267,294,849
  Stocks                                                                      2,513,099,560
  Other invested assets                                                       4,354,699,859
  Miscellaneous applications                                                    107,456,829
                                                                         ------------------
Total investments acquired                                                   12,242,551,097
                                                                         ------------------
Net cash used for investments                                                (2,579,908,876)
                                                                         ------------------
Cash provided (applied):
  Capital and paid in surplus, less treasury stock                              157,947,881
    Net deposits on deposit type contracts                                     (641,967,545)
  Dividends to stockholders                                                     (63,464,000)
  Other cash applied                                                         (1,798,699,473)
                                                                         ------------------
Net cash used in financing and miscellaneous sources                         (2,346,183,137)
                                                                         ------------------
Net change in cash and short-term investments                                   (22,424,612)

                           RECONCILIATION

Cash and short-term investments:

  Beginning of year                                                             111,419,273
                                                                         ------------------
  End of year                                                            $       88,994,661
                                                                         ==================

                        See Notes to Financial Statements

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

1.   Summary of Significant Statutory Basis Accounting Policies

     (A) Organization

     American Home Assurance Company (the "Company" or "AHAC") is a direct wholly owned subsidiary of American International Group, Inc. (the "Parent" or "AIG"). The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. The Company accepts business primarily from insurance brokers, enabling selection of specialized markets and retention of underwriting control. The Company has significant transactions with the Parent and affiliates (see
     Note 4).

     (B) Accounting Practices

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York.

     The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and, for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the State of New York. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Insurance Department of the State of New York has adopted the following accounting practices that differ from those found in NAIC SAP; specifically the prescribed practices of 1) Discounted workers compensation reserves on a non-tabular basis. In NAIC SAP, discounting of reserves is not permitted on a non- tabular basis. 2)Under NAIC SAP, Electronic Data Processing (EDP) assets are admitted; only applicable software is non-admitted. 3) New York regulation 20 reinsurance credits for calculating the provision for unauthorized reinsurance. In NAIC SAP, New York regulation 20 credits are not permitted. 4) Goodwill admissibility rules differ from that of NAIC SAP.

     A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the State of New York is shown below:

                                                              2004
                                                        ---------------
     Net Income (Loss), New York
      Insurance Department basis                        $   (46,186,555)

     State Practices - (Deduction) Income:
       Non-Tabular Discounting                              (44,159,900)
                                                        ---------------
     Net Income (Loss), NAIC SAP                        $   (90,346,455)
                                                        ---------------

     Statutory Surplus, New York Insurance
      Department basis                                  $ 3,339,339,627

     State Practices - Credit (Charge):
        Non-Tabular Discounting                            (181,173,624)
        Reinsurance Credits                                (191,577,609)
        Electronic data processing equipment and
         software                                           (90,731,378)
                                                        ---------------
     Statutory Surplus, NAIC SAP                        $ 2,875,857,016
                                                        ---------------

     NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). NAIC SAP varies in certain respects from GAAP. Under GAAP: (1) costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements; (2) statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus; (3) the equity in earnings of affiliates with ownership between 20% and 50% is included in net income, and investments in subsidiaries with greater than 50% ownership are consolidated; (4) estimated undeclared dividends to policyholders are accrued; (5) the reserve for losses and loss expenses and reserve for unearned premiums are presented gross of ceded reinsurance by establishing a reinsurance asset; (6) debt and equity securities deemed to be available for sale and trading securities are reported at fair value, and the difference between cost and fair value of securities available for sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity, for trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost; (7) corrections of accounting errors are reported as an adjustment to the prior period financial statement; (8) contracts are recorded as retroactive and retain insurance accounting treatment if they pass the risk transfer test. If risk

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method and (9) deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the income statement. Under NAIC SAP:
     (1) costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed; (2) statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus; (3) the equity in earnings of affiliates are included in unrealized appreciation/(depreciation) of investments and subsidiaries (which are not consolidated) are reported directly in surplus with dividends reported as income; (4) declared dividends to policyholders are accrued; (5) the reserve for losses and loss expenses and reserve for unearned premiums are presented net of ceded reinsurance; (6) NAIC investment grade debt securities are reported at amortized cost, while non-NAIC investment grade debt securities (NAIC rated 3-6) are reported at lower of cost or market;
     (7) premium contracts, regardless of risk transfer, are reported as insurance as long as policies are issued in accordance with insurance requirements; (8) regardless of risk transfer, an insurance contract deemed to be retroactive receives special accounting treatment. Gains or losses are recognized in the income statement and surplus is segregated on the ceding entity to the extent of gains recognized; and (9) deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

     The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

     Significant statutory accounting practices are as follows:

          A. The preparation of financial statements in conformity with accounting practices prescribed or permitted by the State of New York requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

          B. Investments are carried at values designated by the NAIC. Bonds are carried at amortized cost using the scientific method, except non NAIC investment grade bonds, which are carried at NAIC-designated values. Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. The NAIC market value of Mortgage-backed securities approximated $178,991,000 at December 31, 2004. Unaffiliated common and preferred stocks are carried principally at market value; certain preferred stocks subject to a 100% mandatory sinking fund are carried at amortized cost. Investments in affiliates (including subsidiaries) are included in common stocks based on the net worth of the entity, determined in accordance with NAIC SAP. The Company considers all highly liquid debt securities with maturities of twelve months or less to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value. Other invested assets consist primarily of shares of an intermediate bond mutual fund and investments in partnerships. The intermediate bond mutual fund is carried principally at NAIC market value and the unrealized gain or loss reported as unassigned surplus. The joint ventures and partnerships are carried principally based on equity method. Dividends are recorded in "Net investment income earned". Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of specific identification. Unrealized gains and losses on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships and foreign currency translation are credited or charged to unassigned surplus.

          C. Premiums written are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

          D. Certain assets, principally furniture, equipment, and leasehold improvements and certain overdue agents' balances, are designated "non-admitted assets" and are directly charged to unassigned surplus. EDP is depreciated over five years on the straight line method. Leasehold improvements are amortized over the shorter of the remaining terms of the leases or estimated useful lives. The Company had depreciation expense of $17,059,883 for the year ended 2004.

          E. The liabilities for unpaid losses and loss adjustment expenses, including incurred but not reported losses, are determined on the basis of claims adjustors' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and loss adjustment expenses are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. The Company discounts its loss and loss adjustment expense reserves on workers compensation claims. The tabular and non-tabular discounted case reserves amounted to $143,687,856 and $181,173,624, respectively, at December 31, 2004. Tabular case reserves have been discounted using the 1979-81 Decennial Mortality Table at 3.5%. Non-tabular case reserves have been discounted using the discount factors promulgated by the New York Insurance Department. At December 31, 2004, liabilities include $2,211,905,306 of such discounted reserves.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

          F. Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 62 Property and Casualty Reinsurance, ceded expenses, net of acquisition costs, are earned over the policy period.

          G. Commissions, premium taxes, and certain other underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in "Other underwriting expenses incurred."

          H.   Dividends to policyholders are charged to income as declared.

          I. Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Unrealized gains and losses from translating balances in foreign currencies are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

          J. Options are carried at market value. Put options owned are included in "Other invested assets" on the statement of admitted assets, liabilities and surplus. Call options written are included in "Other liabilities". Any change in unrealized gains or losses on options owned or written are credited or charged to unassigned surplus. Realized gains or losses on the disposition of options are determined on the basis of specific identification are included in income. Derivatives are not used for hedge accounting treatment.

          K. Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The Common capital stock represents the value received by the Company of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company of shares issued in excess of the par value per share.

          L. Premium contracts, regardless of risk transfer, are reported as insurance as long as policies are issued in accordance with NAIC Statutory Statement of Accounting Practice.

          M. In accordance with SSAP No. 62 Property and Casualty Reinsurance, the Company records a liability for commissions recorded in excess of acquisition costs. The liability is earned as income over the life of the contract.

          N. In accordance with SSAP No. 62 Property and Casualty Reinsurance, the Company reviews its ultimate losses in respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projections and associated acquisition expenses.

          O. In accordance with SSAP No. 56 Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments by using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. As of December 31, 2004, accrued premiums related to the Company's retrospectively rated contracts amounted to $7,717,284.

2.   Accounting Adjustments

     As a result of regulatory inquiries into certain transactions, AIG conducted an internal review of information and certain transactions from January 2000 to May 2005. As part of the internal review, the Company reviewed the statutory accounting treatment for matters identified during the internal review and concluded that certain transactions required adjustment. An agreement was reached with the Company's domiciliary state to re-file its 2004 annual statement using the methodology described under Statements of Statutory Accounting Principles (SSAP) 3, "Accounting Changes and Correction of Errors". The agreement included a single 2004 year presentation of its audited statutory financial statements. In applying this methodology, the Company has reflected the impact to its 2003 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2004.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     The major components affecting the beginning surplus at January 1, 2004 are as follows:

     (In thousands)                                         Amount
     ----------------------------------------------------------------
     Total capital and surplus, as of December 31,
      previous year                                      $  3,621,899

     Adjustments to beginning surplus:
       1. Union Excess                                       (370,620)
       2. Richmond                                            (44,206)
       3. Coventry                                            (15,932)
       4. Muni-Covered Call                                    (3,381)
       5. Loss Reserves                                       (74,580)
       6. DBG Analysis                                        (53,316)
       7. Other Adjustments                                    (9,478)
          Risk Transfer (Other than Union Excess and
           Richmond)                                          (16,588)
                                                         ------------
            Total adjustments to beginning surplus           (588,401)
                                                         ------------
     Total capital and surplus, as of January 1, 2004    $  3,033,498
                                                         ============

     The above reconciliation of opening capital and surplus at January 1, 2004 is presented net of income taxes. The Company has evaluated any deferred income tax assets arising from these adjustments for admissibility in accordance with Statutory Accounting Principles.

     Explanation of Accounting Adjustments

     1. Union Excess- reinsurance ceded to Union Excess Reinsurance Company, Ltd. (Union Excess), a Barbados-domiciled reinsurer, did not result in sufficient risk transfer because of AIG's control over certain transactions undertaken directly or indirectly with Union Excess, including the timing and nature of certain commutations. These transactions have been adjusted to deposit accounting in accordance with SSAP 62 "Property and Casualty Reinsurance" and SSAP 75 "Reinsurance Deposit Accounting-An Amendment to SSAP 62, Property and Casualty Reinsurance."

     2. Richmond- reinsurance ceded to subsidiaries of Richmond Insurance Company, Ltd.(Richmond), a Bermuda-based reinsurance holding company, did not result in sufficient risk transfer because of AIG's ability to exert control over that entity. Such determination was based, in part, on arrangements and documents, including "put agreements", requiring an AIG subsidiary to purchase Richmond's outstanding shares. These transactions have been adjusted to deposit accounting in accordance with SSAP 62 "Property and Casualty Reinsurance" and SSAP 75 "Reinsurance Deposit Accounting-An Amendment to SSAP 62, Property and Casualty Reinsurance".

     3. Coventry- life settlements are designed to assist life insurance policyholders to monetize the existing value of life insurance policies. The Company recorded its proportionate share of the net death benefits from the purchased contracts, net of reinsurance to a third party reinsurer, as premium. Costs incurred to acquire the contracts and keep them in force were recorded as paid losses, net of reinsurance. The Company has determined, in light of new information not available to management of the Company at the time the initial accounting determination was made, that the accounting for these transactions as insurance and reinsurance is a misapplication of statutory accounting. This adjustment results in AIG's entire investment in life settlements being accounted for as a collateral loan in accordance with SSAP 21 "Other Admitted Assets". The admitted value of the loans is an amount not in excess of the cost (including capitalized interest) of acquiring the life settlements and maintaining them in force for so long as the fair value of the underlying life settlements collateralizing such loans is at least equal to the outstanding amount of such loans. The Company has committed to use its best efforts to effect a transfer of all life settlement loans on its books to another company prior to December 31, 2005.

     4. Muni-Covered Calls- The Company entered into a series of transactions with third parties whereby the company sold in-the-money calls, principally on municipal bonds in its investment portfolio, that had unrealized gains associated with them. Upon exercise of a call, the related bonds were delivered to the purchaser of the call and subsequently reacquired by the Company pursuant to contingent forward agreements which permitted the Company to repurchase the bonds at prevailing market value. The company did not cede control over the

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

          bonds and therefore the transactions should not have been accounted for as sales and subsequent purchases. The adjustments reduced previously reported net investment income and correspondingly decreased amortized cost of the investment.

     5. Loss Reserves- Estimation of ultimate net losses and loss expenses is a complex process requiring the use of assumptions which may be highly uncertain at the time of estimation. The Company has determined that Incurred But Not Reported Reserves (IBNR) were adjusted on a regular basis without appropriate support for the adjustment. The Company does not believe that any changes made materially affected the balance of the Company's loss reserves because, in each instance, IBNR as adjusted was within appropriate tolerance of the applicable actuarial point estimate. The Company has determined that the unsupported changes in reserves independently from the actuarial process constituted errors which have been adjusted accordingly.

     6. Domestic Brokerage Group "DBG" Analysis- The Company has determined that allowances related to certain premium receivable, reinsurance recoverable and other assets were not sufficient. The adjustment has established additional allowances for these items.

     7. Other Adjustments- The Company has summarized other miscellaneous adjustments, which individually did not have a significant impact on the adjustment of its statutory financial statements.

     In addition to the above, the following accounting treatment has also been agreed with the Company's domiciliary state:

     Risk Transfer (Other than Union Excess and Richmond)- All assumed and ceded reinsurance transactions without sufficient risk transfer have been adjusted to deposit accounting in accordance with SSAP 62 "Property and Casualty Reinsurance" and SSAP 75 "Reinsurance Deposit Accounting-An Amendment to SSAP 62, Property and Casualty Reinsurance". Direct insurance transactions identified as part of the internal review for which there was insufficient risk transfer, other than those where a policy was issued (i) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (ii) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (iii) in compliance with filed forms, rates and/or rating plans, adjusted to deposit accounting.

     Nine Month Rule- The Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including IBNR) exceeded $100,000 for compliance with the nine month rule as described in SSAP 62. Any such treaties for which the documentation required by SSAP No. 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the Domiciliary Insurance Department.

     Foreign Property Casualty Business: The Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (AIUOA). Refer to Note 4 for a description of AIUOA pooling arrangement and related financial statement presentation.

3.   Federal Income Taxes

     The Company files a consolidated U.S. federal income tax return with the Parent pursuant to a consolidated tax sharing agreement. The agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Parent for tax benefits relating to any net losses of the Company utilized in filing the consolidated return as well as any alternative minimum tax credits generated by the company. The federal income tax recoverable and payable in the accompanying statement of admitted assets, liabilities, capital and surplus are due to/from the Parent. The U.S. federal income tax rate applicable to ordinary income is 35% at December 31, 2004 and 2003.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     The components of the net deferred tax asset are as follows:

     Gross deferred tax assets                           $ 946,890,209
     Gross deferred tax liabilities                        128,671,189
     Non-admitted deferred tax assets in accordance
      with SSAP No.10, income taxes                        495,434,243
                                                         -------------
     Net deferred tax assets admitted                      322,784,777
                                                         -------------
     Change in deferred tax assets non-admitted          $ 225,561,704
                                                         -------------

     The components of the current income tax incurred are as follows:

     Tax benefit on net underwriting and net
      investment income                                  $  61,549,403
     Federal income tax adjustment - prior year             24,761,891
     Tax on net realized gains                              13,604,124
                                                         -------------
     Current income taxes incurred                       $  99,915,418
                                                         -------------

     Prior years' federal income tax adjustment of $24,761,891 is accounted for by increasing federal and foreign income tax expense in the 2004 statement of income.

     The main components of the deferred tax amounts as of December 31, 2004 are as follows:

     Deferred Tax Assets
     -------------------

     Loss reserve discount                              $  402,853,219
     Non-admitted assets                                   186,531,611
     Unearned premium reserve                              289,576,562
     Unearned capital losses                                         -
     Partnership adjustments                                 6,493,685
     Pension adjustments                                     7,327,555
     Other temporary differences                            54,107,577
                                                        --------------
     Gross deferred tax assets                             946,890,209
     Non-admitted deferred tax assets                     (495,434,243)
                                                        --------------
     Admitted deferred tax assets                       $  451,455,966
                                                        --------------
     Deferred Tax Liabilities
     ------------------------

     Unrealized capital gains                           $ (128,671,189)
     Other temporary differencs                                      -
                                                        --------------
     Gross deferred tax liabilities                       (128,671,189)
                                                        --------------
     Net admitted deferred tax assets                   $  322,784,777
                                                        --------------

     Gross deferred tax assets                          $  946,890,209
     Gross deferred tax liabilities                       (128,671,189)
                                                        --------------
     Net deferred tax (liabilities) / assets            $  818,219,020
                                                        --------------

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     Actual tax expense on income from operations differs from the tax expense calculated at the statutory rate. Among the more significant book to tax adjustments in 2004 were the following:

                                                              Amount         Tax Effect
                                                          --------------   --------------
     Income before taxes                                  $   53,728,863   $   18,805,102
     Tax exempt income and dividends received deduction     (218,682,668)     (76,538,934)
     Federal income tax adjustment - prior year               70,748,260       24,761,891
     Non-admitted assets                                    (532,947,460)    (186,531,611)
     Intercompany dividends                                  (13,070,040)      (4,574,514)
     Writeoffs                                                34,982,763       12,243,967
     Income item tax effected                                 37,000,000       12,950,000
     Sub Part F Income                                        10,016,668        3,505,834
     Japan tax credits                                                 -      (49,495,894)
     Japan % tax differential                                          -      (17,774,844)
     Other                                                    (1,451,470)        (508,015)
                                                          --------------   --------------
     Total                                                $ (559,675,084)  $ (263,157,017)
                                                          --------------   --------------
     Federal income tax incurred                                           $   99,915,418
     Change in deferred tax                                                  (363,072,435)
                                                                           --------------
     Taxable income                                                        $ (263,157,017)
                                                                           ==============

     The amount of federal income tax incurred and available for recoupment in the event of future net loss:

     Current year                          $   75,153,527
     First preceding year                  $  171,304,595
     Second preceding year                 $            -

4.   Related Party Transactions

     The Company, as well as certain other insurance company subsidiaries of the Parent, is a party to an intercompany reinsurance agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business (except that of the foreign branches) to NUF, the lead company. In turn, each pool participant receives their percentage share of the pooled business. Variances may exist between pool participants due to normal timing differences. The Company's share of the pool is 36%. Accordingly, premiums earned, losses and loss expenses incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

     Following is a list of all pool participants and their respective participation percentages.

                                                                       NAIC            Pool
     Company                                                          Company      Participation
                                                                       Code          Percentage
                                                                      -------      -------------
     1)  AIU Insurance Company                                         19399            1%
     2)  American International Pacific Insurance Company              23795            0%
     3)  American International South Insurance Company                40258            0%
     4)  American Home Assurance Company                               19380            36%
     5)  Birmingham Fire Insurance Company of Pennsylvania             19402            5%
     6)  Commerce and Industry Insurance Company                       19410            10%
     7)  Granite State Insurance Company                               23809            0%
     8)  Illinois National Insurance Co.                               23817            0%
     9)  The Insurance Company of the State of Pennsylvania            19429            5%
     10) National Union Fire Ins. Co. of Pittsburgh, Pa *              19445            38%
     11) New Hampshire Insurance Company                               23841            5%

*    Lead Company

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess and Richmond are treated as affiliated.

     AIG formed American International Underwriters Overseas Association (the Association or AIUOA), a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. Members in the Association and their respective participation are; American International Underwriters Overseas Limited (67%), New Hampshire Insurance Company ("NHIC") (12%), National Union Fire Insurance Company of Pittsburgh, Pa. ("NUF") (11%) and American Home Assurance Company ("AHAC")(10%). In exchange for membership in the Association at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future insurance business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, NUF and AHAC. At the time of forming the Association, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the Association. As mentioned in note 2, the Company continues to follow the current practices relating to foreign branches and participation in the business of AIUOA by recording: (i) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (ii) its corresponding balance sheet position, excluding loss reserves, as a net equity interest in "Equities in underwriting pools and associations"; and (iii) loss reserves recorded on a gross basis. As of December 31, 2004, the Company's interest in AIUOA amounted to $502,165,000, gross of $590,582,183 in loss reserves.

     Additionally the Company holds 4.49% of the issued share capital of AIG Europe S.A. for the beneficial interest of the Association.

     The following tables summarizes the transactions by the Company with any affiliate that met the reporting threshold (more than half of 1% of admitted assets of the Company) in 2004 (excluding reinsurance and cost allocation transactions).

     2004                                                           Assets Received by Insurer      Assets Transferred by Insurer
     ----                                                        -------------------------------    -----------------------------
       Date of       Explanation of    Name of        Name of       Statement                          Statement
     Transaction       Transaction     Insurer       Affiliate        Value          Description         Value        Description
     03/03/2004         Dividend        AHAC           AIG       $             -         -          $    15,866,000     Cash
     06/03/2004         Dividend        AHAC           AIG       $             -         -          $    15,866,000     Cash
     09/03/2004         Dividend        AHAC           AIG       $             -         -          $    15,866,000     Cash
     12/03/2004         Dividend        AHAC           AIG       $             -         -          $    15,866,000     Cash

     The Company did not change its methods of establishing terms regarding any affiliate transactions during the year ended December 31, 2004.

     The Company has ownership interests in certain affiliated real estate holding companies. In the ordinary course of business, the Company utilizes the services of certain affiliated companies for data center systems and investment and claims management. These companies are AIG Data Center, Inc., AIG Global Investment Corporation, AI Recovery, Inc and AIG Domestic Claims, Inc., respectively. In 2004 the Company paid these affiliated companies fees of $24,421,174, $3,668,187, $3,101,504 and $114,334,588,
     respectively. Included in short-term investments and other invested assets are AIG managed money market fund and the domestic fund of $41,452,303 and $410,865 as of December 31, 2004.

     At December 31, 2004 the Company had the following balances receivable from its affiliates (excluding reinsurance transactions):

     Company                                                     2004
     -------                                               --------------
     AIG                                                   $  575,690,315
                                                           --------------
     Current federal and foreign income tax receivable     $  575,690,315
                                                           --------------

     During 2004, the Company sold $215,563,671 of premium receivables without recourse to AI Credit Corp. and recorded a loss of $2,834,347.

     The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the polices of insurance issued by the guaranteed companies. In exchange for annual guarantee fee, the guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by the rating agencies. In the event of termination of a guarantee,

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     obligations in effect or contracted for on the date of termination would remain covered until extinguished. The Company is a party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

     The following is a list of guarantees in effect as of December 31, 2004.

     (in thousands)                                       Guarantee     Policyholder        Invested     Estimated      Policyholder
     Guaranteed Company                                     Issued      Obligations          Assets         Loss          Surplus
     ------------------                                   ----------   --------------   --------------   ----------   --------------
     AIG Hawaii Ins. Co., Inc.                            11/05/1997   $       98,718   $      153,383   $        -   $       60,052
     AIG Czech Republic posjistovna, a.s.                 08/01/2003           15,666           16,520            -           15,239
     AIG Europe S.A.                                      09/15/1998          676,756          851,031            -          870,020
     AIG Europe (Netherlands)                             09/20/2004          348,562           88,446            -          122,581
     AIG Mexico Seguros Interamericana, S.A. de C.V.      12/15/1997           75,696            8,519            -           75,259
     Landmark Insurance Company, Limited                  03/02/1998          375,323          224,850            -           51,687
     American General Life and Accident Ins. Co.          03/03/2003        7,446,053        8,572,671            -          602,213
     American General Life                                03/03/2003       18,781,087       21,488,480            -        2,176,470
     The United States Life Ins. Co. of the City of N Y   03/03/2003        2,866,352        3,348,197            -          422,660
     The Variable Annuity Life Insurance Company          03/03/2003       29,119,869       32,873,519            -        3,005,475
     AIG Edison Life Insurance Company                    08/29/2003        9,199,762       20,305,850            -          658,146
     American International Insurance Company             11/05/1997          285,253          684,164            -          284,328
     American International Insurance Company of Calif    12/15/1997           94,590           46,635            -           17,619
     American International Insurance Company of NJ       12/15/1997          165,466           41,935            -           24,978
     Minnesota Insurance Company                          12/15/1997           40,039           49,205            -           16,519
     AIG SunAmerica Life Assurance Company*               01/04/1999        5,137,351        6,590,567            -          836,490
     First SunAmerica Life Insurance Company *            01/04/1999        3,011,941        3,242,573            -          258,706
     SunAmerica Life Insurance Company *                  01/04/1999       45,124,182       67,186,999            -        5,008,984
     Lloyds Syndicate 1414                                12/15/2004          571,000          689,000            -          143,000
                                                                       --------------   --------------   ----------   --------------
       Total                                                           $  123,433,666   $  166,462,544   $        -   $   14,650,421
                                                                       --------------   --------------   ----------   --------------


*    The guaranteed Company is also backed by a support agreement issued by AIG.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     Changes in the Company's equity in the following affiliates are included in "Change in net unrealized capital gains."

     (in thousands)                                                                                    2004
                                                                                                      Equity
     Company                                            Ownership     Cost 2004      Equity 2004      Change
     -----------------------------------------------------------------------------------------------------------
     Common stock:
     -------------
     AIG Hawaii Insurance Company, Inc.                   100.00%    $     10,000    $     62,419   $      6,162
     AIG Non Life Holding Company (Japan), Inc.           100.00%         124,477         268,674         91,085
     American International Realty Corp.                   31.47%          29,581          27,280         (5,614)
     Eastgreen, Inc.                                       13.97%          12,804          13,580            537
     Pine Street Real Estate Holdings Corp.                31.47%           5,445          21,342            915
     Pine Street I Holdings LLC                             5.70%               -               -        (14,779)
     AIG Mexico Industrial, I.L.L.C.                       49.00%          36,720          36,720           (171)
     Americana International Life Insurance Company        22.48%          70,387         136,406         12,940
     American International Insurance Company              25.00%          25,000          75,714         37,473
     AIG Claim Services, Inc.                              50.00%          48,962          56,529         24,402
     AIG Technical Services, Inc.                          50.00%               -               -        (23,409)
     Transatlantic Holdings, Inc.                          34.00%          34,055       1,043,765        (47,437)
     21st Century Insurance Group                          16.69%         240,667         148,402         (1,637)
                                                                     ------------    ------------   ------------
     Total                                                           $    638,098    $  1,890,831   $     80,467
                                                                     ------------    ------------   ------------

     The remaining equity interest in these equities, except for 21st Century Insurance Group and Transatlantic Holdings, Inc is owned by other affiliated companies, which are wholly owned by the Parent.

     From time to time the Company may own investments in partnerships across various other AIG affiliated entities with a combined ownership percentage greater than 10%.

5.   Pension Plans and Deferred Compensation

     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations.

     The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with 10 or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The AIG projected benefit obligation was $2,750 million at December 31, 2004. Plan assets were $2,247 million at the same date. The assumptions with respect to the discount rates and the average rate of increases in future compensation levels used in determining the actuarial present value of the projected benefit obligation for this plan at December 31, 2004 was
     5.75 percent for the discount rate and 4.25 percent for the average rate of increase in future compensation levels at December 31, 2004.

     The expected long term rate of return on plan assets was 8.25 percent at December 31, 2004. The Company's share of net expense for the qualified pension plan was $9.8 million at December 31, 2004.

     AIG is the Plan Sponsor of the pension and post retirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

     Deferred Compensation Plan

     Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. Details of these plans are published in AIG's 2004 Annual Report on Form 10-K. The Parent company is currently bearing the cost of these stock options and certain other deferred compensation programs.

     Postretirement Benefit Plans

     AIG's US postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of 10 years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 and or prior to January 1, 1993 pay the active employee premium if under age 65 and 50% of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2 million. The maximum life insurance benefit prior to age 70 is $32,500, with a maximum $25,000 thereafter.

     Effective January 1, 1993 both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5,000 for retirement at ages 55 through 59 and $10,000 for retirement at ages 60 through 64 and $15,000 from retirement at ages 65 and over.

     Assumptions associated with the accrued post retirement benefit liability at December 31, 2004 are as follows:

                                                     2004
                                                     -----
     Discount rate                                    5.75%
     Average salary rate increase                     4.25%
     Medical trend rate year 1 *                     10.00%
     Medical trend rate year 6 and over *             5.00%

* The medical trend rate grades downward from years 1 through 6. The trend rate remains level thereafter.

     The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2004 was $243 million. These obligations are not funded currently.

     The medical trend rate assumptions have a significant effect on the amounts reported. Increasing each trend rate by 1 percent in each year would increase the accumulated postretirement benefit obligation as of December 31, 2004 by approximately $3.3 million and the aggregate service and interest cost components of the periodic postretirement benefit costs for 2004 by approximately $0.2 million.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     Decreasing each trend rate by 1 percent in each year would decrease the accumulated postretirement benefit obligation as of December 31, 2004 by approximately $3.0 million and the aggregate service and interest cost components of the periodic postretirement benefit costs for 2004 by approximately $0.2 million.

     The Company's share of other postretirement benefit plans was $127.3 thousand for 2004. Postretirement calculations are based principally on the formula described in AIG Retirement Plan document.

     Post-employment Benefits and Compensated Absences

     AIG provides certain benefits provided to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include medical and life insurance continuation and COBRA medical subsidies.

6.   Investments

     The actual fair market value priced by Interactive Data Corp., a third party rating source, for the below listed securities as of December 31, 2004 was $8,233,574,000. The amortized cost and NAIC market values of investments in debt securities at December 31, 2004 was as follows:

     (in thousands)
     --------------
                                                                                       Gross        Gross          NAIC
                                                                      Amortized     Unrealized   Unrealized       Market
                                                                        Cost           Gains       Losses         Value
                                                                    -------------   ----------   ----------   -------------
     2004
     Debt securities:
     U.S. governments:                                              $     409,872   $    2,471   $    3,542   $     408,801
     All other governments:                                               696,857        4,848          377         701,328
     States, territories and possessions:                               1,495,488       31,687        2,075       1,525,100
     Political subdivisions of states, territories and
      possessions:                                                      1,218,335       33,096        1,324       1,250,107
     Special revenue & special assessment obligation and
      all non-guaranteed obligations of agencies and authorities
      of government and their political subdivisions:                   3,642,185      137,274        3,314       3,776,145
     Public utilities:                                                     33,300          776           46          34,030
     Industrial & miscellaneous:                                          498,547       15,663          170         514,040
                                                                    -------------   ----------   ----------   -------------
     Total debt securities:                                         $   7,994,584   $  225,815   $   10,848   $   8,209,551
                                                                    -------------   ----------   ----------   -------------

     The amortized cost and NAIC market values of debt securities at December 31, 2004, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     (in thousands)
     --------------
                                                 Amortized          NAIC
                                                   Cost         Market Value
                                                -----------    -------------
     Due in one year or less                    $   645,776    $     699,528
     Due after one year through five years          548,675          554,970
     Due after five years through ten years       1,695,997        1,715,243
     Due after ten years                          4,931,680        5,060,819
     Mortgage-backed securities                     172,456          178,991
                                                -----------    -------------
     Total                                     $  7,994,584    $   8,209,551
                                               ============    =============

     Proceeds from sales of investments in debt securities during 2004 was $2,197,876,104. Gross gains of $15,434,053 and gross losses of $20,959,625 were realized on those sales in 2004.

     Securities carried at amortized cost of $1,882,606,415 were deposited with regulatory authorities as required by law at December 31, 2004.

     Proceeds from sales of equity investments amounted to $2,307,027,792 in 2004. Gross gains of $121,647,744, and gross losses of $84,827,137, were realized on those sales in 2004. Net unrealized appreciation of equity investments, including affiliates, at December 31, 2004 included gross unrealized gains of $1,692,148,901 and gross unrealized losses of $116,834,853.

     In 2004, the Company reported the following write downs on its investment in joint ventures and partnerships due to an other than temporary decline in fair value.

     Advanced Technology Ventures VI         $    3,444,136
     Sprout Capital IX                            3,403,470
     Advance Technology Ventures VII              2,452,176
     Items Less Than $1 Million                     633,657
                                             --------------
     Total                                   $    9,933,439
                                             --------------

     As of December 31, 2004 securities with a market value of $122,878,063 were on loan. The Company receives as collateral 102% of the market value of domestic transactions and 105% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral. Therefore, no additional disclosures are required to be reported for these transactions.

     Included in "Net investment income earned" are investment expenses of $110,329,451 for 2004.

     Aging of the pre-tax unrealized losses with respect to debt securities including the number of respective items is as follows:

     (in thousands)
     --------------
                                                                           Gross
                                                           Amortized     Unrealized   Number of
     2004                                                     Cost         Loss       Securities
     ----                                                -------------   ----------   ----------
     Less than six months                                $     196,932   $      434           49
     More than six months but less than nine months            869,782        4,882           85
     More than nine months but less than twelve months         147,699        1,193           11
     Twelve months or greater                                  426,685        4,339           36
                                                         -------------   ----------   ----------
     Total                                               $   1,641,098   $   10,848          181
                                                         -------------   ----------   ----------

     The Company plans to hold its securities until the gross unrealized losses are recovered.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

7.   Reinsurance

     In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

     As of December 31, 2004 the Company has reinsurance recoverables in dispute of $76,202,000.

     Reserves for unearned premiums and paid and unpaid losses and loss adjustment expenses, including those incurred but not reported to the Company, have been reduced for reinsurance ceded as follows:

     (in thousands)
     --------------
                                Unearned Premium         Paid Losses and            Unpaid Losses and
                                    Reserves         Loss Adjustment Expenses   Loss Adjustment Expenses
                               ------------------    ------------------------   ------------------------
     2004
     Affiliates                $        3,314,793    $                 (4,950)  $             12,392,072
     Non-Affiliates                       467,677                     250,942                  2,844,971
                               ------------------    ------------------------   ------------------------
     Total                     $        3,782,470    $                245,992   $             15,237,043
                               ------------------    ------------------------   ------------------------

     Net premiums written and earned comprise the following:

     (in thousands)
     --------------
                                                    Written         Earned
                                                 ------------   ------------
     2004
     Direct business                             $  6,125,467   $  5,785,036
     Reinsurance assumed
       Affiliates                                  11,048,099     10,535,993
       Non-Affiliates                                  20,449         21,525
                                                 ------------   ------------
     Reinsurance ceded
       Affiliates                                   8,878,722      8,379,091
       Non-Affiliates                               1,325,462      1,440,719
                                                 ------------   ------------
     Net premiums                                $  6,989,831   $  6,522,744
                                                 ------------   ------------

     Reinsurance Accounted for as a Deposit

     The Company has entered into several reinsurance agreements, both treaty and facultative, which were determined to be of a deposit type nature. At the inception of the agreements, the Company recorded initial deposit assets of $2,100,303,082 and initial deposit liabilities of $(558,125,427). As of December 31, 2004, the Company had a remaining deposit asset of $1,772,153,819, after taking into account interest income of $106,939,323, loss recoveries of $443,864,894 and additional deposits of $8,776,308, and a remaining deposit liability of (465,475,220) after taking into account interest expense of $(36,813,398), loss payouts of $99,531,370 and amortization of margin of $45,282,487 and additional deposit liabilities of $(15,350,252). As of December 31, 2004 the non-admitted portion of deposit accounting assets was $133,437,339.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     The following unsecured reinsurance recoverables exceeded 3% of the capital and surplus of the Company at December 31, 2004:

      (in thousands)

                    NAIC
     Federal ID    Company
       Number       Code                        Reinsurer                           Amount
     -----------------------------------------------------------------------------------------
     Affiliates                                                                 $   14,143,984
                                                                                --------------
     Non-Affiliates

     13-3029255     39322     GENERAL SECURITY NATIONAL                                 21,704
     75-1444207     30058     SCOR REINSURANCE COMPANY                                 111,886
     AA-3190433               COMMERCIAL RISK REINSURANCE CO. LTD.                          16
     AA-1320276               SCOR                                                         104
     AA-1560745               SCOR CANADA REINSURANCE COMPANY                              954
                              SCOR RE ASIA-PACIFIC PTE LTD.                                 53
     AA-1320276               SCOR SA                                                      644
     AA-1121300               SCOR UK COMPANY LTD.                                         401
                                                                                --------------
                              Total SCOR Reinsurance Group                      $      135,762
                                                                                --------------

     13-4924125     10227     AMERICAN RE-INSURANCE COMPANY                            119,853
     58-0828824     66346     MUNICH AMERICAN REASSURANCE                                   37
     AA-1120697               GREAT LAKES REINSURANCE (UK) PLC.                            449
     AA-1340165               MUNCHENER RUCKVERSICHERUNGS GESELLSCHAFT                  10,583
     AA-1560600               MUNICH RE OF CANADA                                        1,293
     AA-1931000               MUNICH REINS CO OF AUSTRALASIA LTD                         1,156
     AA-1120011               MUNICH REINS                                                   -
     AA-1460100               NEW REINSURANCE COMPANY                                        -
                                                                                --------------
                              Total Munich Re Group                             $      133,371
                                                                                --------------

     AA-1126002               LLOYDS 0002                                                1,016
     AA-1126033               LLOYDS 0033                                                    -
     AA-1126040               LLOYDS 0040                                                  211
     AA-1126047               LLOYDS 0047                                                  220
     AA-1126051               LLOYDS 0051                                                  267
     AA-1126052               LLOYDS 0052                                                  120
     AA-1126053               LLOYDS 0053                                                5,732
     AA-1126055               LLOYDS 0055                                                   53
     AA-1126062               LLOYDS 0062                                                   41
     AA-1126079               LLOYDS 0079                                                2,292
     AA-1126102               LLOYDS 0102                                                  163
     AA-1126112               LLOYDS 0112                                                   99
     AA-1126138               LLOYDS 0138                                                  132
     AA-1126183               LLOYDS 0183                                                1,405
     AA-1126187               LLOYDS 0187                                                   35
     AA-1126190               LLOYDS 0190                                                5,927
     AA-1126205               LLOYDS 0205                                                1,066
     AA-1126219               LLOYDS 0219                                                  768

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     AA-1126227               LLOYDS 0227                                                  202
     AA-1126250               LLOYDS 0250                                                  146
     AA-1126270               LLOYDS 0270                                                  237
     AA-1126282               LLOYDS 0282                                                  975
     AA-1126314               LLOYDS 0314                                                  134
     AA-1126318               LLOYDS 0318                                                1,652
     AA-1126329               LLOYDS 0329                                                  159
     AA-1126340               LLOYDS 0340                                                   31
     AA-1126362               LLOYDS 0362                                                  467
     AA-1126375               LLOYDS 0375                                                  232
     AA-1126376               LLOYDS 0376                                                1,631
     AA-1126382               LLOYDS 0382                                                  270
     AA-1126386               LLOYDS 0386                                                  105
     AA-1126435               LLOYDS 0435                                                2,370
     AA-1126456               LLOYDS 0456                                                  298
     AA-1126457               LLOYDS 0457                                                  367
     AA-1126483               LLOYDS 0483                                                   45
     AA-1126484               LLOYDS 0484                                                   31
     AA-1126488               LLOYDS 0488                                                  676
     AA-1126490               LLOYDS 0490                                                   68
     AA-1126507               LLOYDS 0507                                                  521
     AA-1126510               LLOYDS 0510                                                4,519
     AA-1126529               LLOYDS 0529                                                  200
     AA-1126535               LLOYDS 0535                                                  197
     AA-1126557               LLOYDS 0557                                                  251
     AA-1126566               LLOYDS 0566                                                  671
     AA-1126570               LLOYDS 0570                                                  636
     AA-1126575               LLOYDS 0575                                                   85
     AA-1126582               LLOYDS 0582                                                  124
     AA-1126588               LLOYDS 0588                                                  281
     AA-1126609               LLOYDS 0609                                                  587
     AA-1126623               LLOYDS 0623                                                  896
     AA-1126625               LLOYDS 0625                                                   46
     AA-1126626               LLOYDS 0626                                                   29
     AA-1126672               LLOYDS 0672                                                1,980
     AA-1126683               LLOYDS 0683                                                  205
     AA-1126727               LLOYDS 0727                                                  423
     AA-1126735               LLOYDS 0735                                                  149
     AA-1126741               LLOYDS 0741                                                  177
     AA-1126744               LLOYDS 0744                                                  142
     AA-1126780               LLOYDS 0780                                                  866
     AA-1126800               LLOYDS 0800                                                1,730
     AA-1126807               LLOYDS 0807                                                   16
     AA-1126824               LLOYDS 0824                                                3,734
     AA-1126839               LLOYDS 0839                                                2,475
     AA-1126861               LLOYDS 0861                                                  973
     AA-1126947               LLOYDS 0947                                                   49
     AA-1126957               LLOYDS 0957                                                  120
     AA-1126958               LLOYDS 0958                                                1,651
     AA-1126959               LLOYDS 0959                                                  156
     AA-1126960               LLOYDS 0960                                                   61
     AA-1126990               LLOYDS 0990                                                  350

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     AA-1126991               LLOYDS 0991                                                  289
     AA-1126994               LLOYDS 0994                                                  118
     AA-1127003               LLOYDS 1003                                                5,644
     AA-1127007               LLOYDS 1007                                                  496
     AA-1127009               LLOYDS 1009                                                1,633
     AA-1127023               LLOYDS 1023                                                   50
     AA-1127027               LLOYDS 1027                                                  124
     AA-1127036               LLOYDS 1036                                                  131
     AA-1127047               LLOYDS 1047                                                  508
     AA-1127069               LLOYDS 1069                                                   87
     AA-1127084               LLOYDS 1084                                                1,839
     AA-1127096               LLOYDS 1096                                                  242
     AA-1127101               LLOYDS 1101                                                  120
     AA-1127141               LLOYDS 1141                                                  119
     AA-1127173               LLOYDS 1173                                                1,199
     AA-1127183               LLOYDS 1183                                                  698
     AA-1127185               LLOYDS 1185                                                   71
     AA-1127200               LLOYDS 1200                                                  222
     AA-1127205               LLOYDS 1205                                                   40
     AA-1127206               LLOYDS 1206                                                  210
     AA-1127207               LLOYDS 1207                                                  432
     AA-1127208               LLOYDS 1208                                                   32
     AA-1127209               LLOYDS 1209                                                  993
     AA-1127212               LLOYDS 1212                                                4,621
     AA-1127215               LLOYDS 1215                                                1,408
     AA-1127218               LLOYDS 1218                                                  488
     AA-1127221               LLOYDS 1221                                                  588
     AA-1127223               LLOYDS 1223                                                   45
     AA-1127224               LLOYDS 1224                                                  143
     AA-1127225               LLOYDS 1225                                                  245
     AA-1127227               LLOYDS 1227                                                1,668
     AA-1127234               LLOYDS 1234                                                   38
     AA-1127236               LLOYDS 1236                                                   33
     AA-1127239               LLOYDS 1239                                                   80
     AA-1127241               LLOYDS 1241                                                1,767
     AA-1127243               LLOYDS 1243                                                  703
     AA-1127245               LLOYDS 1245                                                  155
     AA-1127265               LLOYDS 1265                                                    4
     AA-1127301               LLOYDS 1301                                                   82
     AA-1127308               LLOYDS 1308                                                   29
     AA-1127411               LLOYDS 1411                                                  128
     AA-1127688               LLOYDS 1688                                                  176
     AA-1127861               LLOYDS 1861                                                2,026
     AA-1127900               LLOYDS 1900                                                  930
     AA-1128000               LLOYDS 2000                                                  657
     AA-1128001               LLOYDS 2001                                                8,453
     AA-1128002               LLOYDS 2002                                                   76
     AA-1128003               LLOYDS 2003                                               18,500
     AA-1128010               LLOYDS 2010                                                  718
     AA-1128011               LLOYDS 2011                                                1,085
     AA-1128020               LLOYDS 2020                                               12,168
     AA-1128027               LLOYDS 2027                                                1,766
     AA-1128121               LLOYDS 2121                                                    -
     AA-1128147               LLOYDS 2147                                                  219
     AA-1128183               LLOYDS 2183                                                  124
     AA-1128241               LLOYDS 2241                                                  239

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     AA-1128323               LLOYDS 2323                                                   83
     AA-1128376               LLOYDS 2376                                                  228
     AA-1128488               LLOYDS 2488                                                2,869
     AA-1128591               LLOYDS 2591                                                  693
     AA-1128623               LLOYDS 2623                                                  422
     AA-1128724               LLOYDS 2724                                                  101
     AA-1128741               LLOYDS 2741                                                   98
     AA-1128791               LLOYDS 2791                                                5,092
     AA-1128987               LLOYDS 2987                                                2,791
     AA-1129000               LLOYDS 3000                                                  689
     AA-1129030               LLOYDS 3030                                                  242
     AA-1126004               LLOYDS 4444                                                    -
     AA-1126003               LLOYDS 5000                                                  966
     AA-1122000               LLOYD'S UNDERWRITERS                                      61,972
     AA-1128020               WELLINGTON U/W FOR LLOYDS 2020                                 3
     AA-1128468               LLOYDS 2468                                                   27
     AA-1129210               LLOYDS 3210                                                1,057
                                                                                --------------
                              Total Lloyds Underwriters and Syndicates          $      205,934
                                                                                --------------

     06-0839705    82627      SWISS RE LIFE & HEALTH AMERICA INC.                            -
     06-0839705    82627      SWISS RE LIFE & HEALTH AMERICA INC.                        7,105
     13-1675535    25364      SWISS REINSURANCE AMERICA CORP                           184,140
     AA-1460045               EUROPEAN REINSURANCE COMPANY OF ZURICH                        12
     AA-1120950               MERCANTILE & GENERAL REINSURANCE CO. LTD.                      -
     AA-1121405               SR INTERNATIONAL BUSINESS INSURANCE CO. LTD.                 189
     AA-1340045               SWISS RE - GERMANY                                         2,723
     AA-1930040               SWISS RE AUSTRALIA BRANCH                                  3,743
     AA-1360240               SWISS RE ITALIA SPA                                            -
     AA-1121400               SWISS REINSURANCE CO. (UK) LTD.                              541
     AA-1560160               SWISS REINSURANCE COMPANY CANADA                           1,384
     AA-1460155               SWISS REINSURANCE COMPANY                                      -
     AA-1460146               SWISS REINSURANCE COMPANY                                  3,535
                                                                                --------------
                              Total Swiss Re Group                              $      203,372
                                                                                --------------


     06-0949141    33197      COLOGNE REINSURANCE CO OF AMERICA                          1,218
     75-1588101    35882      GEICO GENERAL INS CO                                         451
     13-2572994    86258      GENERAL & COLOGNE LIFE RE OF AMERICA                       2,427
     13-2673100    22039      GENERAL REINSURANCE CORPORATION                          180,047
     13-1958482    11967      GENERAL STAR NATIONAL INSURANCE CO                         2,333
     06-1024360    38962      GENESIS INSURANCE COMPANY                                      -
     47-0355979    20087      NATIONAL INDEMNITY COMPANY                                45,349
     75-1670124    38318      REPUBLIC INSURANCE COMPANY                                 1,698
     13-2953213    36048      UNIONE ITALIANA REINS CO OF AMERICA                          460
     06-0876629    37362      GENERAL STAR INDEMNITY                                         9
                              BERKSHIRE HATHAWAY INTERNATIONAL                             319
     AA-1340003               EUROPA RUCKVERSICHERUNGS AG.                                   -
     AA-1120363               FARADAY REINSURANCE CO. LTD.                                 933
     AA-1930285               GENERAL AND COLOGNE RE AUS (NEW ZEALAND BRANCH)               88
     AA-1220070               GENERAL COLOGNE RE RUCKVERS-AG, WIEN                         270
     AA-1930285               GENERAL RE AUSTRALIA LTD                                     797
     AA-1120668               GENERAL RE UK LTD                                            154
     AA-1340145               KOLNISCHE RUCKVERSICHERUNGS GESELLSCHAFT                      68
                                                                                --------------
                              Total Berkshire Hathaway Group                    $      236,621
                                                                                --------------
                              Total Non-Affiliates                              $      915,061
                                                                                --------------
                                Total                                           $   15,059,044
                                                                                ==============

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     Reinsurance Assumed and Ceded

     The maximum amount of return commission which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2004 with the return of the unearned premium reserve is as follows:

                           Assumed Reinsurance         Ceded Reinsurance                  Net
                        ------------------------   ------------------------   --------------------------
                          Premium     Commission      Premium    Commission     Premium      Commission
     (in thousands)       Reserves      Equity       Reserves      Equity       Reserves       Equity
     Affiliated         $ 5,283,256   $  672,080   $ 3,314,793   $  398,922   $  1,968,463   $  273,158
     Non Affiliated           6,117          778       467,677       56,283   $   (461,560)     (55,505)
                        -----------   ----------   -----------   ----------   ------------   ----------
     Total              $ 5,289,373   $  672,858   $ 3,782,470   $  455,205   $  1,506,903   $  217,653
                        -----------   ----------   -----------   ----------   ------------   ----------

     The Company reported in its 2004 underwriting results $61,922,748 of statutory loss comprised of premiums earned of $(8,314,944) and losses incurred of $53,607,804 as a result of commutations with the following reinsurers:

     Company                                         Amount
     -------                                     ---------------
     Farm Bureau Mutual                          $       634,281
     Providence Washington                              (17,272)
     TIG Insurance Co.                                 (869,936)
     Aviabel S.A.                                        274,100
     Royal and Sun Alliance PLC                          234,088
     CX Reinsurance                                    4,273,740
     SCOR Re                                          21,276,221
     AXA Corporate Solutions                           3,474,997
     AXA Albingia                                      5,837,110
     National Indemnity Co.                            2,670,601
     General Re Corp.                                 16,089,880
     Trenwick America                                    583,625
     Cottrell Syndicate                                 (66,993)
     Converium Reins.                                  7,528,306
                                                 ---------------
     Total                                       $    61,922,748
                                                 ---------------

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

                                                                  Assumed              Ceded
                                                              ---------------    ---------------
     Retroactive Reinsurance for the year ended December 31, 2004 a  Reserves Transferred:
     1) Initial Reserves                                      $   216,347,022    $   157,334,919
     2) adjustments - prior year(s)                                         -                  -
     3) adjustments - current year                               (181,238,187)       (51,367,218)
                                                              ---------------    ---------------
     4) current total                                         $    35,108,835    $   105,967,701
                                                              ---------------    ---------------

     b  Consideration Paid or Received:
     1) Initial Reserves                                      $   194,940,000    $   276,436,985
     2) adjustments - prior year(s)                                         -                  -
     3) adjustments - current year                               (180,000,000)       (18,038,159)
                                                              ---------------    ---------------
     4) current total                                         $    14,940,000    $   258,398,826
                                                              ---------------    ---------------

     c  Paid Loss Reimbursed or Recovered:
     1) prior year(s)                                         $     1,431,885    $   296,392,127
     2) current year                                                1,780,466         29,567,178
                                                              ---------------    ---------------
     3) current total                                         $     3,212,351    $   325,959,305
                                                              ---------------    ---------------

     d  Special Surplus from Retroactive Reinsurance:
     1) initial surplus gain or loss                          $             -    $    47,558,663
     2) adjustments - prior year(s)                                         -                  -
     3) adjustments - current year                                          -         34,019,179
                                                              ---------------    ---------------
     4) current year restricted surplus                                     -         81,577,842
                                                              ---------------    ---------------
     5) cumulative total transferred to unassigned funds      $             -    $     1,805,141
                                                              ---------------    ---------------

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     All cedents and reinsurers involved in all transactions included in summary totals above: (in thousands)

        Code               Company                                       Assumed          Ceded
     ----------   --------------------------------                    -------------   --------------
     AA-1320035   AXA RE                                              $           -   $    1,010,036
       19453      TRANSRECO                                                       -        1,046,700
     AA-3194128   ALLIED WORLD ASSURANCE CO. LTD                                  -            9,276
     AA-3194126   ARCH REINSURANCE LTD.                                           -           18,552
     AA-3194130   ENDURANCE SPECIALTY INSURANCE                                   -          169,141
     AA-1121425   MARKEL INTL INSURANCE CO LTD.                                   -          130,422
       39845      EMPLOYERS REINSURANCE CO                                        -          111,902
       10357      PLATINUM UNDERWRITERS REINSURA                                  -           75,294
       23043      LIBERTY MUTUAL                                                  -           51,855
       22977      LUMBERMENS MUTUAL CASUALTY CO                                   -          172,826
       42439      TOA RE INS CO OF AMERICA                                        -          220,239
     AA-1121366   SPHERE DRAKE INSURANCE LTD                                      -            4,272
     AA-1340099   ALLIANZ MARINE & AVIATION VERS                                  -           48,188
       30058      SCOR REINS. CO.                                                 -           14,815
     AA-3190800   ALEA (BERMUDA) LTD.                                             -          247,686
     AA-1120355   CX REINSURANCE COMPANY LTD.                                     -          345,653
     AA-1340125   HANNOVER RUCKVERSICHERUNGS AG.                                  -          315,165
       19895      ATLANTIC MUTUAL INS. CO.                                        -           12,599
     AA-1930320   GORDIAN RUNOFF LTD.                                             -           47,405
     AA-1320105   COMPAGNIE TRANSCONTINENTALE DE                                  -            3,161
     AA-1340085   E&S RUCKVERSICHERUNGS AG                                        -            5,057
     AA-1340255   WURTTEMBURGISCHE VERSICHERUNG,                                  -          143,753
     AA-1120440   COPENHAGEN REINSURANCE (U.K.)                                   -            2,850
     AA-1120140   ALLIANZ CORNHILL INS PLC                                        -          152,894
     AA-1121400   SWISS REINSURANCE CO. (UK) LTD                                  -          114,670
     AA-1460080   HELVETIA, COMPAGNIE SUISSE D'A                                  -          123,217
     AA-1460025   LA BALOISE INS. CO. LTD.                                        -           61,268
       10103      AMERICAN AGRICULTURAL INS. CO.                                  -           28,846
       10227      AMERICAN REINSURANCE                                            -          149,413
       24767      ST. PAUL F&M-MN.                                                -          596,521
       25070      CLEARWATER INS. CO                                              -          186,608
     AA-1340218   TELA VERSICHERUNG AKT.                                          -           42,755
       22969      GE REINSURANCE CORP.                                            -           77,820
     AA-1120512   GE SPECIALTY                                                    -            8,583
       25364      SWISS RE AMERICA CORP.                                          -        1,663,382
       20443      CONTINENTAL CASUALTY COMPANY                                    -          157,361
       13021      UNITED FIRE & CASUALTY COMPANY                                  -            1,596
     AA-1120481   QBE INT'L INS LTD                                               -           91,477
     AA-1560483   HANNOVER RE-CANADA                                              -          285,264
     AA-3190256   LYNDON PROPERTY INS. CO.                                        -          262,666
       10048      HYUNDAI M & F INS CO (US BR)                                    -            2,394
     AA-1126002   LLOYDS 0002                                                     -          152,894
     AA-1126033   LLOYDS 0033                                                     -            1,422
     AA-1126040   LLOYDS 0040                                                     -            2,850
     AA-1126079   LLOYDS 0079                                                     -           14,278
     AA-1126112   LLOYDS 0112                                                     -            4,284
     AA-1126122   LLOYDS 0122                                                     -            2,850
     AA-1126183   LLOYDS 0183                                                     -            5,714

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     AA-1126205   LLOYDS 0205                                                     -           60,351
     AA-1126376   LLOYDS 0376                                                     -            2,850
     AA-1126483   LLOYDS 0483                                                     -            4,284
     AA-1126484   LLOYDS 0484                                                     -            2,136
     AA-1126535   LLOYDS 0535                                                     -           90,536
     AA-1126957   LLOYDS 0957                                                     -           80,158
     AA-1126990   LLOYDS 0990                                                     -           30,887
     AA-1126991   LLOYDS 0991                                                     -            2,850
     AA-1127003   LLOYDS 1003                                                     -            4,284
     AA-1127047   LLOYDS 1047                                                     -            1,422
     AA-1127212   LLOYDS 1212                                                     -          184,638
     AA-1127215   LLOYDS 1215                                                     -            2,850
     AA-1127221   LLOYDS 1221                                                     -           90,536
     AA-1128488   LLOYDS 2488                                                     -          201,255
     AA-1126034   LLOYDS 0034                                                     -           11,416
     AA-1128001   LLOYDS 2001                                                     -           45,869
     AA-1127241   LLOYDS 1241                                                     -          230,005
       82627      SWISS RE LIFE & HEALTH AMERICA                                  -          329,391
       31089      REPUBLIC WESTERN INS CO                                         -            3,990
       38776      FOLKSAMERICA REINSURANCE CO.                                    -          224,413
       36552      AXA CORPORATE SOLUTIONS                                         -           29,945
       39322      GENERAL SECURITY NATIONAL                                       -          231,626
       34894      TRENWICK AMERICA RE                                             -          197,048
       32603      BERKLEY INS CO                                                  -           74,706
     AA-1320035   AXA RE                                                          -          128,186
     AA-1120126   ALEA LONDON LTD.                                                -           76,448
       39675      PMA CAPITAL INS CO                                              -          149,413
     AA-1560745   SCOR CANADA REINSURANCE COMPAN                                  -          368,694
       42439      TOA-RE INS CO.                                                  -          244,381
     AA-1340090   GE FRANKONA RUCKVERSICHERUNGS                                   -           13,960
     AA-3190529   GAI INS CO. LTD.                                                -          128,015
       23680      ODYSSEY AMER RE CORP.                                           -        1,130,478
     AA-3190005   AMERICAN INTERNATIONAL REINS. CO., LTD.                         -       60,988,320
       15032      GUIDEONE MUTUAL INS. CO.                               10,676,730                -
     AA-3191086   ASTRO LTD.                                                      -          629,737
       10535      ALASKA SCHOOLS INS. CO.                                         -           42,875
     AA-3160040   DBB INSURANCE CO. LTD.                                          -          176,271
         -        UPINSCO INC.                                                    -        3,225,796
         -        P.E.G. REINSURANCE CO.                                          -       27,014,844
         -        BUILDERS INS. CO., LTD.                                         -          137,439
       19399      AIU INSURANCE CO.                                       1,017,636          977,522
       19380      AMERICAN HOME ASSURANCE CO.                             4,842,225                -
       19445      NATIONAL UNION INS. CO. OF PITTSBURGH, PA.             18,572,244                -
                                                                      -------------   --------------
                  Total                                               $  35,108,835   $  105,967,700
                                                                      =============   ==============

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

8.   Capital and Surplus and Dividend Restrictions

     Under New York law the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10% of the Company's statutory surplus as of December 31, 2004, or 100% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2004) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. At December 31, 2004, the maximum dividend payments, which may be made without prior approval during 2005, is approximately $339,364,318. Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

     The portion of unassigned funds (surplus) at December 31, 2004 represented or reduced by each item below is as follows:

     (a) Unrealized gains and losses     $ 1,570,673,421
     (b) Non-admitted asset values       $  (812,118,702)
     (c) Separate account business       $             -
     (d) Assets valuation reserves       $             -
     (e) Provision for reinsurance       $  (376,737,564)

     The Company has 1,758,158 shares authorized, 1,695,054 shares issued and outstanding of common stock with a par value per share of $15. The Company has no preferred stock outstanding.

9.   Other Items

     September 11, 2001 Events

     In 2004, the gross losses recognized as a result of September 11 events for the Company were $(23,965,836) of which $(18,758,541) are recovered or recoverable. Thus, the net incurred is $(5,207,295). All contingencies and unpaid claims or losses resulting from the September 11 events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term. The Company does not believe it is subject to any unusual risk concentrations.

     As of December 31, 2004 the amount of reserve credit recorded for high deductibles on unpaid claims was $3.2 billion and the amount billed and recoverable on paid claims was $367.2 million, of which $21 million was non-admitted.

     The Company underwrites a significant concentration of its direct business with brokers.

     Guaranty fund receivables represent payments to various state insolvency funds which are recoupable against future premium tax payments in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years.

     The Company's percentage of direct policyholder dividend participating policies is 0.05%. Policyholder dividends are accounted for on an incurred basis and the amount of policyholder dividends was $532,291 in 2004.

     The following balances comprise "Other Assets" in the accompanying Statement of Admitted Assets.

                                                         2004
                                                    --------------
     Guaranty funds receivable or on deposit        $   18,705,671
     Loss funds on deposit                              84,258,451
     Outstanding loss drafts                           277,641,408
     Accrued recoverables                                5,963,040
     Servicing carrier receivable                        6,453,194
     Other                                             (21,116,448)
                                                    --------------
     Other assets                                   $  371,905,316
                                                    --------------

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     The Company routinely assesses the collectibility of its receivable balances and has established reserves for potential uncollectible premiums receivable due from agents' and reinsurance recoverable balances. The Company has established reserves of $103.9 million to cover any potential uncollectible balance, which are reported as a contra asset within "Other Assets" in the accompanying Statement of Admitted Assets.

10.  Contingencies

     Legal Proceedings:

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3.2 billion, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. On January 28, 2005, the Alabama trial court determined that one of the current actions may proceed as a class action on behalf of the 1999 classes that were allegedly defrauded by the settlement. The AIG Defendants, and Caremark are seeking appellate relief from the Alabama Supreme Court. The AIG Defendants cannot now estimate either the likelihood of their prevailing in these actions, or the potential damages in the event liability is determined.

     On September 2, 2005 AIG sued Robert Plan Corporation, the agency, which services the Personal Lines Pool assigned risk business alleging the misappropriation of funds and other violations related to contractual arrangements. On September 27, 2005, Robert Plan Corporation countersued AIG for $370 million in disgorged profits and $500 million of punitive damages. Subsequently, the Company was named as a plaintiff in this case. The Company believes this lawsuit is without merit and intends to defend it vigorously.

     On October 14, 2004, the Office of the Attorney General of the State of New York (NYAG) brought a lawsuit challenging certain insurance brokerage practices related to contingent commissions. Neither AIG nor any of its subsidiaries is a defendant in that action, although two employees of the Company pleaded guilty in connection with the NYAG's investigation in October 2004 and two additional employees of the Company pleaded guilty in February 2005. AIG and the Company have cooperated, and will continue to cooperate, in the investigation. Regulators from several additional states have commenced investigations into the same matters, and the Company expects there will be additional investigations as well.

     In February 2005, AIG received subpoenas from the NYAG and the SEC relating to investigations into the use of non-traditional insurance products and certain assumed reinsurance transactions and AIG's accounting for such transactions. The United States Department of Justice and various state regulators are also investigating related issues. AIG and the Company have cooperated, and will continue to cooperate, in producing documents and other information in response to the subpoenas.

     A number of lawsuits have been filed regarding the subject matter of the investigations of insurance brokerage practices, including derivative actions, individual actions and class actions under the federal securities laws, Racketeer Influenced and Corrupt Organizations Act (RICO), Employee Retirement Income Security Act (ERISA) and state common and corporate laws in both federal and state courts.

     Between October 19, 2004 and August 1, 2005, AIG or its subsidiaries, including the Company, were named as a defendant in thirteen complaints that were filed in federal court and two that were originally filed in state court (Massachusetts and Florida) and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust laws, as well as federal RICO laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices for insurance coverage in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey. The remainder of these cases are in the process of being transferred to the District of New Jersey. On August 1, 2005, the plaintiffs in the multidistrict litigation filed a First Consolidated Amended

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     Commercial Class Action Complaint which names AIG, the Company, and the following additional AIG subsidiaries as defendants: AIU Insurance Company, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania, Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania. Also on August 1, 2005, AIG, the Company, and AIG Life Insurance Company were named as defendants in a First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA. In addition, two complaints were filed against AIG, and AIG and Lexington Insurance Company, respectively, in Massachusetts state court, and one complaint was filed against AIG in Florida state court, making claims similar to those in the federal cases above.

     Various federal and state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with industry-wide and other inquiries. It is possible that additional civil or regulatory proceedings will be filed.

     Various actions have been brought against AIG arising out of the liability of certain AIG subsidiaries, including the Company, for taxes, assessments, and surcharges for policies of workers compensation insurance written between 1985 and 1996.

     On May 18, 2005, the Office of Insurance Regulation (the OIR) of the State of Florida issued an Order (the Order) notifying 43 insurers within the AIG holding company system, including the Company, which are either authorized insurers or eligible surplus lines insurers in the State of Florida (the AIG Insurers) of an investigation to be made of the AIG Insurers. The Order requires the AIG Insurers to provide certain information about, and take certain steps with respect to, the "improper or inappropriate transactions" referenced in the March 30, 2005 and May 1, 2005 AIG press releases referenced in and attached to the Order. The Order cites several provisions of the Florida laws, including Section 624.404(3)(a) of the Florida Statutes which prohibits the continuance of authority to transact insurance in the State of Florida to any insurer the management, officers, or directors of which are found to be, among other things, untrustworthy. The Order was amended on June 10, 2005 to state that a number of the AIG Insurers, based on representations they made to the OIR, have complied with the Order. The amended Order also granted the remaining AIG Insurers an extension of 90 days, until September 6, 2005, to complete their response to certain aspects of the Order and provide the OIR with certain other requested information. On September 6, 2005, the OIR agreed that the Order would be again amended to grant the remaining AIG Insurers a further extension of 90 days, until December 5, 2005, in which to complete their response. The OIR indicated that this further extension is warranted in light of the continuing cooperation of the AIG Insurers with the OIR's investigation. A draft amended Order memorializing the extension is presently pending execution.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial condition or results of operation.

     The Company cannot predict the outcome of the matters described above, estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an inter-company pooling arrangement and, accordingly, no reserve is being established in the Company's financial statements at this time. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial condition, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

     Other Matters:

     The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

     The Company's environmental exposure arises from the sale of general liability, products liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

     The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for incurred but not reported losses (IBNR) and loss adjustment expenses based on management's judgment after reviewing all the available loss, exposure, and other information.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

     The Company's asbestos related losses and loss adjustment expenses (case &
     IBNR) are as follows:

     (in thousands)
     --------------
                                                                         2004
                                                                      ----------
     Gross of Ceded Reinsurance:
       Beginning reserves                                             $  290,476
       Incurred losses and loss adjustment expenses                      570,279
       Calendar year payments for losses and loss adjustment expense      77,549
                                                                      ----------
       Ending reserves                                                $  783,206
                                                                      ==========
     Net of Ceded Reinsurance:
       Beginning reserves                                             $  103,263
       Incurred losses and loss adjustment expenses                      275,687
       Calendar year payments for losses and loss adjustment expense      30,688
                                                                      ----------
       Ending reserves                                                $  348,262
                                                                      ==========

     The Company's environmental related losses and loss adjustment expenses (case & IBNR) are as follows:

     (in thousands)
     --------------
                                                                         2004
                                                                      ----------
     Gross of Ceded Reinsurance:
       Beginning reserves                                             $  194,043
       Incurred losses and loss adjustment expenses                      111,080
       Calendar year payments for losses and loss adjustment expense      41,607
                                                                      ----------
       Ending reserves                                                $  263,516
                                                                      ==========
     Net of Ceded Reinsurance:
       Beginning reserves                                             $   80,833
       Incurred losses and loss adjustment expenses                       82,751
       Calendar year payments for losses and loss adjustment expense      21,559
                                                                      ----------
       Ending reserves                                                $  142,025
                                                                      ==========

     Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2004 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers supplying the annuity on certain structured settlements, are unable to meet their obligations, the Company would be liable for the payments of benefits. The Company has never incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved the likelihood of a loss is remote. Certain annuities are purchased from affiliates of the Company.

     Loss Reserves Eliminated By Annuities    Unrecorded Loss Contingencies

                 $665,100,000                          $649,400,000

     As part of its private equity portfolio investment, as of December 31, 2004 the Company may be called upon for an additional capital investment of up to $319.3 million. The Company expects only a small portion will be called during 2005.

                         American Home Assurance Company
        Notes to Statutory Basis Financial Statements for the year ended
                                December 31, 2004

11.  Liability for Unpaid Losses and Loss Adjustment Expenses

     Activity in the liability for unpaid claims and claim adjustment expenses is summarized as follows:

(in thousands)
     --------------
                                                              2004
                                                         -------------
     Net Balance at January 1                            $  13,824,608
       Less reinsurance recoverable                          7,436,153
                                                         -------------
                                                             6,388,455

     Incurred related to:
       Current year                                          4,654,796
       Prior years                                           1,702,614
                                                         -------------
     Total incurred                                          6,357,410
                                                         -------------
     Paid related to:
       Current year                                            933,937
       Prior years                                           2,454,129
                                                         -------------
    Total paid                                               3,388,066
                                                         -------------

     Net Balance at December 31                              9,357,799
       Plus unpaid losses and LAE recoverable                6,094,528
                                                         -------------
                                                         $  15,452,327
                                                         =============

     Due to SSAP No. 3 "Correction of an Error", the incurred figures do not agree with the company financial statement (underwriting and investment exhibit). The figures are presented in accordance with the Company's Schedule P treatment.

     Estimated ultimate incurred losses and loss adjustment expenses attributable to insured events of prior years has increased by $868,784,000 in calendar years 2004. This increase was generally the result of actual loss emergence in the 2004 as well as ongoing analysis of recent loss development trends.

     Unpaid losses and loss adjustment expenses have been reduced by anticipated salvage and subrogation in the amount of approximately $161,123,000 at December 31, 2004.

12.  Subsequent Events (Unaudited)

     In late August 2005, a category 4 hurricane, Katrina hit the central gulf coast area and New Orleans, Louisiana. The Company has estimated its potential pre-tax loss exposure for Hurricane Katrina, including cost of reinstatements to be $60.3 million.

     On October 15, 2005, the Company entered into a Capital Maintenance Agreement (CMA) with its ultimate Parent, AIG. The CMA requires a capital contribution to the Company in the event its 2004 surplus drops below its currently filed level, or its RBC ratio drops below 200% of Authorized Control Level for 2004, each as determined by the Company's domiciliary regulator. The CMA expires 12 months after issuance. The Parent Company is currently considering an additional capital contribution.

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